UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-4984

AMERICAN BEACON FUNDS

(Exact name of registrant as specified in charter)

220 East Las Colinas Boulevard, Suite 1200

Irving, Texas 75039

(Address of principal executive offices)-(Zip code)

GREGORY J. STUMM, PRINCIPAL EXECUTIVE OFFICER

220 East Las Colinas Boulevard, Suite 1200

Irving, Texas 75039

(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 391-6100

Date of fiscal year end: March 31, 2026

Date of reporting period: March 31, 2026

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Shareholders

American Beacon

DoubleLine Floating Rate Fund

Annual Shareholder Report - March 31, 2026 | Class A: ADLAX

This annual shareholder report contains important information about DoubleLine Floating Rate Fund for the period of February 23, 2026 to March 31, 2026. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811. This report describes material changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investmentFootnote Reference†	Costs paid as a percentage of a $10,000 investment
Class A	$11	0.99%Footnote Reference*
Footnote	Description
Footnote*	Annualized.
Footnote†	For the period February 23, 2026 (commencement of operations) through March 31, 2026. The costs would have been higher had the Class operated the full year.

How did the Fund perform and what affected its performance?

The A Class of the Fund returned 3.19% (with sales charges) and 5.86% (without sales charges) for the twelve months ended March 31, 2026, compared to the Bloomberg US Aggregate Bond Index return of 4.35% and the S&P UBS Leveraged Loan Index return of 4.79%.

  For the 12-month period ended March 31, 2026, the American Beacon DoubleLine Floating Rate Fund’s share classes generally outperformed the Bloomberg US Aggregate Bond Index and the S&P UBS Leveraged Loan Index.

  The period featured several episodes of macroeconomic volatility and included three policy rate cuts from the Federal Reserve. While rate cuts reduced the Fund’s interest income, due to its floating-rate nature, longer-term interest rates rose and adversely impacted longer-term bonds where the Fund did not have exposure.

  The largest contributors to Fund performance were loans within the healthcare sector, which performed well despite market volatility. The Fund also benefited from its higher average credit quality as lower quality loans underperformed across most sectors. The largest detractors from Fund performance were holdings in professional services and software-related entities that were adversely impacted by advancements in artificial intelligence, although the Fund was underweighted in those entities compared to its benchmark.

Cumulative Performance from March 31, 2016 through March 31, 2026

The initial investment, based on a $10,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

Table Summary
	A with Sales Charge	Bloomberg US Aggregate Bond Index	S&P UBS Leveraged Loan Index
03/2016	$9,751	$10,000	$10,000
04/2016	$9,835	$10,038	$10,190
05/2016	$9,881	$10,041	$10,283
06/2016	$9,859	$10,221	$10,286
07/2016	$9,938	$10,286	$10,431
08/2016	$9,977	$10,274	$10,513
09/2016	$10,026	$10,268	$10,605
10/2016	$10,066	$10,190	$10,686
11/2016	$10,073	$9,949	$10,721
12/2016	$10,160	$9,963	$10,844
01/2017	$10,177	$9,982	$10,901
02/2017	$10,214	$10,049	$10,965
03/2017	$10,212	$10,044	$10,974
04/2017	$10,260	$10,122	$11,022
05/2017	$10,293	$10,199	$11,064
06/2017	$10,293	$10,189	$11,057
07/2017	$10,376	$10,233	$11,143
08/2017	$10,355	$10,325	$11,128
09/2017	$10,407	$10,276	$11,173
10/2017	$10,459	$10,282	$11,247
11/2017	$10,471	$10,268	$11,261
12/2017	$10,510	$10,316	$11,304
01/2018	$10,586	$10,197	$11,426
02/2018	$10,589	$10,100	$11,447
03/2018	$10,622	$10,165	$11,483
04/2018	$10,645	$10,089	$11,539
05/2018	$10,654	$10,161	$11,561
06/2018	$10,652	$10,149	$11,573
07/2018	$10,724	$10,151	$11,669
08/2018	$10,765	$10,216	$11,717
09/2018	$10,828	$10,151	$11,797
10/2018	$10,826	$10,070	$11,797
11/2018	$10,741	$10,131	$11,701
12/2018	$10,490	$10,317	$11,433
01/2019	$10,695	$10,426	$11,696
02/2019	$10,875	$10,420	$11,880
03/2019	$10,833	$10,620	$11,865
04/2019	$10,990	$10,623	$12,053
05/2019	$10,950	$10,812	$12,026
06/2019	$10,963	$10,947	$12,053
07/2019	$11,011	$10,971	$12,147
08/2019	$10,969	$11,256	$12,113
09/2019	$10,998	$11,196	$12,164
10/2019	$10,969	$11,230	$12,105
11/2019	$11,031	$11,224	$12,172
12/2019	$11,166	$11,216	$12,368
01/2020	$11,184	$11,432	$12,434
02/2020	$11,058	$11,638	$12,266
03/2020	$9,932	$11,569	$10,737
04/2020	$10,318	$11,775	$11,197
05/2020	$10,648	$11,830	$11,623
06/2020	$10,706	$11,904	$11,780
07/2020	$10,947	$12,082	$12,001
08/2020	$11,085	$11,984	$12,182
09/2020	$11,116	$11,978	$12,266
10/2020	$11,111	$11,924	$12,287
11/2020	$11,322	$12,041	$12,548
12/2020	$11,440	$12,058	$12,712
01/2021	$11,528	$11,971	$12,872
02/2021	$11,603	$11,799	$12,959
03/2021	$11,594	$11,651	$12,967
04/2021	$11,635	$11,743	$13,033
05/2021	$11,697	$11,782	$13,100
06/2021	$11,727	$11,864	$13,154
07/2021	$11,720	$11,997	$13,153
08/2021	$11,761	$11,974	$13,217
09/2021	$11,828	$11,871	$13,303
10/2021	$11,847	$11,867	$13,334
11/2021	$11,817	$11,902	$13,314
12/2021	$11,898	$11,872	$13,398
01/2022	$11,916	$11,616	$13,446
02/2022	$11,846	$11,487	$13,379
03/2022	$11,843	$11,168	$13,384
04/2022	$11,837	$10,744	$13,407
05/2022	$11,545	$10,813	$13,071
06/2022	$11,269	$10,643	$12,802
07/2022	$11,516	$10,903	$13,041
08/2022	$11,672	$10,595	$13,241
09/2022	$11,344	$10,138	$12,954
10/2022	$11,441	$10,006	$13,064
11/2022	$11,610	$10,374	$13,209
12/2022	$11,617	$10,327	$13,256
01/2023	$11,911	$10,645	$13,596
02/2023	$11,953	$10,370	$13,682
03/2023	$11,966	$10,633	$13,669
04/2023	$12,022	$10,698	$13,798
05/2023	$11,978	$10,581	$13,786
06/2023	$12,199	$10,544	$14,095
07/2023	$12,320	$10,536	$14,278
08/2023	$12,446	$10,469	$14,443
09/2023	$12,507	$10,203	$14,570
10/2023	$12,485	$10,042	$14,574
11/2023	$12,643	$10,497	$14,748
12/2023	$12,832	$10,898	$14,985
01/2024	$12,878	$10,868	$15,103
02/2024	$12,978	$10,715	$15,237
03/2024	$13,095	$10,814	$15,364
04/2024	$13,164	$10,541	$15,468
05/2024	$13,281	$10,719	$15,609
06/2024	$13,326	$10,821	$15,651
07/2024	$13,387	$11,074	$15,766
08/2024	$13,474	$11,233	$15,860
09/2024	$13,531	$11,383	$15,976
10/2024	$13,647	$11,101	$16,111
11/2024	$13,774	$11,218	$16,246
12/2024	$13,832	$11,035	$16,342
01/2025	$13,894	$11,093	$16,459
02/2025	$13,904	$11,337	$16,485
03/2025	$13,859	$11,342	$16,442
04/2025	$13,870	$11,386	$16,431
05/2025	$14,115	$11,305	$16,691
06/2025	$14,234	$11,478	$16,825
07/2025	$14,365	$11,448	$16,963
08/2025	$14,451	$11,585	$17,027
09/2025	$14,544	$11,711	$17,108
10/2025	$14,592	$11,785	$17,159
11/2025	$14,643	$11,858	$17,195
12/2025	$14,726	$11,840	$17,312
01/2026	$14,727	$11,853	$17,266
02/2026	$14,579	$12,047	$17,124
03/2026	$14,671	$11,835	$17,229

Table Summary
Average Annual Total Returns (%)	1 Year	5 Years	10 Years
Class A without Sales ChargeFootnote Reference1	5.86%Footnote Reference2	4.82%	4.17%
Class A with Maximum Sales Charge - 2.50%Footnote Reference1	3.19%Footnote Reference3	4.30%	3.91%
Bloomberg US Aggregate Bond Index	4.35%	0.31%	1.70%
S&P UBS Leveraged Loan Index	4.79%	5.85%	5.59%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.
Footnote[2]	The return for the period February 23, 2026 to March 31, 2026 was (0.38)%.
Footnote[3]	The return for the period February 23, 2026 to March 31, 2026 was (2.87)%.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance includes historical performance of another Class of the Fund. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

Key Fund Statistics

Table Summary
Total Net Assets	$129,035,488
# of Portfolio Holdings	357
Portfolio Turnover Rate	117%
Total Management Fees Paid	$367,590

Asset Allocation - % Investments

Table Summary
Value	Value
Bank Loan Obligations	85.1
Investment Companies	9.9
Corporate Obligations	4.5
Foreign Corporate Obligations	0.4
Foreign Common Stocks	0.1
Common Stocks	0.0
Preferred Stocks	0.0

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Table Summary
Froneri Lux Finco SARL, 5.877%, Due 9/30/2032	1.7
Bausch & Lomb Corp., 7.418%, Due 1/15/2031	1.5
Zayo Group Holdings, Inc., 6.782%, Due 3/11/2030	1.4
LSF9 Atlantis Holdings LLC, 7.450%, Due 3/29/2029	1.4
Caesars Entertainment, Inc., 5.918%, Due 2/6/2031	1.2
UKG, Inc., 6.167%, Due 2/10/2031	1.2
Grant Thornton Advisors LLC, 6.418%, Due 6/2/2031	1.2
Cengage Learning, Inc., 6.676%, Due 3/24/2031	1.1
Focus Financial Partners LLC, 6.168%, Due 9/15/2031	1.1
Dayforce, Inc., 6.663%, Due 2/4/2033	1.1

Excludes cash equivalents.

Top Ten Industry Allocations - % Fixed Income

Table Summary
Value	Value
Leisure Time	2.8
Building Materials	3.3
Health Care - Services	4.9
Retail	5.2
Diversified Financial Services	5.6
Insurance	5.8
Entertainment	7.0
Media	7.1
Commercial Services	10.0
Software	10.7

Excludes cash equivalents.

Material Fund Changes

This is a summary of certain changes to the Fund since February 20, 2026. For more complete information, you may review the Fund's next prospectus, which we expect to be available by August 1, 2026  at www.americanbeaconfunds.com/fund-resources/ or upon request at 800-658-5811.

The American Beacon DoubleLine Floating Rate Fund (“Acquiring Fund”) acquired the DoubleLine Floating Rate Fund, a series of DoubleLine Funds Trust (“Acquired Fund”), in a reorganization that closed on February 20, 2026. Shareholders of the Acquired Fund became shareholders of the Acquiring Fund. Since the Acquiring Fund had essentially identical investment objectives, substantially similar principal investment strategies and policies/restrictions and engaged the same investment adviser as the Acquired Fund, the Acquiring Fund adopted the prior performance and financial history of the Acquired Fund.

On August 25, 2025, the Board of Trustees approved the adoption of the American Beacon DoubleLine Floating Rate Fund (“the Fund”) by the American Beacon Funds and the change of the Fund’s fiscal year end to August 31. As a result, the Fund will have an audit as of March 31, 2026, a transition fiscal reporting period from April 1, 2026 through August 31, 2026, and its first full fiscal year reporting period will cover September 1, 2026 through August 31, 2027.

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

DoubleLine Floating Rate Fund

Annual Shareholder Report - March 31, 2026

Class A: ADLAX

Distributed by:

Resolute Investment Distributors, Inc.

DLFloating_A 0326

American Beacon

DoubleLine Floating Rate Fund

Annual Shareholder Report - March 31, 2026 | Class C: ADLCX

This annual shareholder report contains important information about DoubleLine Floating Rate Fund for the period of February 23, 2026 to March 31, 2026. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811. This report describes material changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investmentFootnote Reference†	Costs paid as a percentage of a $10,000 investment
Class C	$19	1.77%Footnote Reference*
Footnote	Description
Footnote*	Annualized.
Footnote†	For the period February 23, 2026 (commencement of operations) through March 31, 2026. The costs would have been higher had the Class operated the full year.

How did the Fund perform and what affected its performance?

The C Class of the Fund returned 4.72% (with sales charges) and 5.72% (without sales charges) for the twelve months ended March 31, 2026, compared to the Bloomberg US Aggregate Bond Index return of 4.35% and the S&P UBS Leveraged Loan Index return of 4.79%.

  For the 12-month period ended March 31, 2026, the American Beacon DoubleLine Floating Rate Fund’s share classes generally outperformed the Bloomberg US Aggregate Bond Index and the S&P UBS Leveraged Loan Index.

  The period featured several episodes of macroeconomic volatility and included three policy rate cuts from the Federal Reserve. While rate cuts reduced the Fund’s interest income, due to its floating-rate nature, longer-term interest rates rose and adversely impacted longer-term bonds where the Fund did not have exposure.

  The largest contributors to Fund performance were loans within the healthcare sector, which performed well despite market volatility. The Fund also benefited from its higher average credit quality as lower quality loans underperformed across most sectors. The largest detractors from Fund performance were holdings in professional services and software-related entities that were adversely impacted by advancements in artificial intelligence, although the Fund was underweighted in those entities compared to its benchmark.

Cumulative Performance from March 31, 2016 through March 31, 2026

The initial investment, based on a $10,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

Table Summary
	C with Sales Charge	Bloomberg US Aggregate Bond Index	S&P UBS Leveraged Loan Index
03/2016	$10,000	$10,000	$10,000
04/2016	$10,086	$10,038	$10,190
05/2016	$10,134	$10,041	$10,283
06/2016	$10,111	$10,221	$10,286
07/2016	$10,192	$10,286	$10,431
08/2016	$10,232	$10,274	$10,513
09/2016	$10,282	$10,268	$10,605
10/2016	$10,323	$10,190	$10,686
11/2016	$10,330	$9,949	$10,721
12/2016	$10,419	$9,963	$10,844
01/2017	$10,437	$9,982	$10,901
02/2017	$10,475	$10,049	$10,965
03/2017	$10,473	$10,044	$10,974
04/2017	$10,522	$10,122	$11,022
05/2017	$10,556	$10,199	$11,064
06/2017	$10,556	$10,189	$11,057
07/2017	$10,641	$10,233	$11,143
08/2017	$10,620	$10,325	$11,128
09/2017	$10,673	$10,276	$11,173
10/2017	$10,726	$10,282	$11,247
11/2017	$10,738	$10,268	$11,261
12/2017	$10,779	$10,316	$11,304
01/2018	$10,857	$10,197	$11,426
02/2018	$10,859	$10,100	$11,447
03/2018	$10,894	$10,165	$11,483
04/2018	$10,917	$10,089	$11,539
05/2018	$10,926	$10,161	$11,561
06/2018	$10,924	$10,149	$11,573
07/2018	$10,998	$10,151	$11,669
08/2018	$11,040	$10,216	$11,717
09/2018	$11,104	$10,151	$11,797
10/2018	$11,103	$10,070	$11,797
11/2018	$11,015	$10,131	$11,701
12/2018	$10,758	$10,317	$11,433
01/2019	$10,968	$10,426	$11,696
02/2019	$11,153	$10,420	$11,880
03/2019	$11,110	$10,620	$11,865
04/2019	$11,271	$10,623	$12,053
05/2019	$11,229	$10,812	$12,026
06/2019	$11,242	$10,947	$12,053
07/2019	$11,292	$10,971	$12,147
08/2019	$11,249	$11,256	$12,113
09/2019	$11,279	$11,196	$12,164
10/2019	$11,249	$11,230	$12,105
11/2019	$11,312	$11,224	$12,172
12/2019	$11,451	$11,216	$12,368
01/2020	$11,470	$11,432	$12,434
02/2020	$11,340	$11,638	$12,266
03/2020	$10,186	$11,569	$10,737
04/2020	$10,582	$11,775	$11,197
05/2020	$10,919	$11,830	$11,623
06/2020	$10,979	$11,904	$11,780
07/2020	$11,226	$12,082	$12,001
08/2020	$11,368	$11,984	$12,182
09/2020	$11,400	$11,978	$12,266
10/2020	$11,395	$11,924	$12,287
11/2020	$11,611	$12,041	$12,548
12/2020	$11,732	$12,058	$12,712
01/2021	$11,822	$11,971	$12,872
02/2021	$11,899	$11,799	$12,959
03/2021	$11,890	$11,651	$12,967
04/2021	$11,932	$11,743	$13,033
05/2021	$11,995	$11,782	$13,100
06/2021	$12,026	$11,864	$13,154
07/2021	$12,020	$11,997	$13,153
08/2021	$12,061	$11,974	$13,217
09/2021	$12,130	$11,871	$13,303
10/2021	$12,150	$11,867	$13,334
11/2021	$12,118	$11,902	$13,314
12/2021	$12,202	$11,872	$13,398
01/2022	$12,220	$11,616	$13,446
02/2022	$12,148	$11,487	$13,379
03/2022	$12,145	$11,168	$13,384
04/2022	$12,140	$10,744	$13,407
05/2022	$11,840	$10,813	$13,071
06/2022	$11,557	$10,643	$12,802
07/2022	$11,811	$10,903	$13,041
08/2022	$11,970	$10,595	$13,241
09/2022	$11,634	$10,138	$12,954
10/2022	$11,733	$10,006	$13,064
11/2022	$11,907	$10,374	$13,209
12/2022	$11,913	$10,327	$13,256
01/2023	$12,215	$10,645	$13,596
02/2023	$12,258	$10,370	$13,682
03/2023	$12,272	$10,633	$13,669
04/2023	$12,329	$10,698	$13,798
05/2023	$12,284	$10,581	$13,786
06/2023	$12,511	$10,544	$14,095
07/2023	$12,635	$10,536	$14,278
08/2023	$12,764	$10,469	$14,443
09/2023	$12,827	$10,203	$14,570
10/2023	$12,804	$10,042	$14,574
11/2023	$12,966	$10,497	$14,748
12/2023	$13,159	$10,898	$14,985
01/2024	$13,207	$10,868	$15,103
02/2024	$13,310	$10,715	$15,237
03/2024	$13,429	$10,814	$15,364
04/2024	$13,500	$10,541	$15,468
05/2024	$13,620	$10,719	$15,609
06/2024	$13,666	$10,821	$15,651
07/2024	$13,729	$11,074	$15,766
08/2024	$13,818	$11,233	$15,860
09/2024	$13,877	$11,383	$15,976
10/2024	$13,995	$11,101	$16,111
11/2024	$14,126	$11,218	$16,246
12/2024	$14,186	$11,035	$16,342
01/2025	$14,249	$11,093	$16,459
02/2025	$14,259	$11,337	$16,485
03/2025	$14,213	$11,342	$16,442
04/2025	$14,224	$11,386	$16,431
05/2025	$14,476	$11,305	$16,691
06/2025	$14,598	$11,478	$16,825
07/2025	$14,732	$11,448	$16,963
08/2025	$14,821	$11,585	$17,027
09/2025	$14,916	$11,711	$17,108
10/2025	$14,965	$11,785	$17,159
11/2025	$15,017	$11,858	$17,195
12/2025	$15,102	$11,840	$17,312
01/2026	$15,103	$11,853	$17,266
02/2026	$14,951	$12,047	$17,124
03/2026	$15,026	$11,835	$17,229

Table Summary
Average Annual Total Returns (%)	1 Year	5 Years	10 Years
Class C without Deferred Sales ChargeFootnote Reference1	5.72%Footnote Reference2	4.79%	4.16%
Class C with Maximum Deferred Sales Charge -1.00%Footnote Reference1	4.72%Footnote Reference3	4.79%	4.16%
Bloomberg US Aggregate Bond Index	4.35%	0.31%	1.70%
S&P UBS Leveraged Loan Index	4.79%	5.85%	5.59%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.
Footnote[2]	The return for the period February 23, 2026 to March 31, 2026 was (0.51)%.
Footnote[3]	The return for the period February 23, 2026 to March 31, 2026 was (1.51)%.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance includes historical performance of another Class of the Fund. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

Key Fund Statistics

Table Summary
Total Net Assets	$129,035,488
# of Portfolio Holdings	357
Portfolio Turnover Rate	117%
Total Management Fees Paid	$367,590

Asset Allocation - % Investments

Table Summary
Value	Value
Bank Loan Obligations	85.1
Investment Companies	9.9
Corporate Obligations	4.5
Foreign Corporate Obligations	0.4
Foreign Common Stocks	0.1
Common Stocks	0.0
Preferred Stocks	0.0

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Table Summary
Froneri Lux Finco SARL, 5.877%, Due 9/30/2032	1.7
Bausch & Lomb Corp., 7.418%, Due 1/15/2031	1.5
Zayo Group Holdings, Inc., 6.782%, Due 3/11/2030	1.4
LSF9 Atlantis Holdings LLC, 7.450%, Due 3/29/2029	1.4
Caesars Entertainment, Inc., 5.918%, Due 2/6/2031	1.2
UKG, Inc., 6.167%, Due 2/10/2031	1.2
Grant Thornton Advisors LLC, 6.418%, Due 6/2/2031	1.2
Cengage Learning, Inc., 6.676%, Due 3/24/2031	1.1
Focus Financial Partners LLC, 6.168%, Due 9/15/2031	1.1
Dayforce, Inc., 6.663%, Due 2/4/2033	1.1

Excludes cash equivalents.

Top Ten Industry Allocations - % Fixed Income

Table Summary
Value	Value
Leisure Time	2.8
Building Materials	3.3
Health Care - Services	4.9
Retail	5.2
Diversified Financial Services	5.6
Insurance	5.8
Entertainment	7.0
Media	7.1
Commercial Services	10.0
Software	10.7

Excludes cash equivalents.

Material Fund Changes

This is a summary of certain changes to the Fund since February 20, 2026. For more complete information, you may review the Fund's next prospectus, which we expect to be available by August 1, 2026  at www.americanbeaconfunds.com/fund-resources/ or upon request at 800-658-5811.

The American Beacon DoubleLine Floating Rate Fund (“Acquiring Fund”) acquired the DoubleLine Floating Rate Fund, a series of DoubleLine Funds Trust (“Acquired Fund”), in a reorganization that closed on February 20, 2026. Shareholders of the Acquired Fund became shareholders of the Acquiring Fund. Since the Acquiring Fund had essentially identical investment objectives, substantially similar principal investment strategies and policies/restrictions and engaged the same investment adviser as the Acquired Fund, the Acquiring Fund adopted the prior performance and financial history of the Acquired Fund.

On August 25, 2025, the Board of Trustees approved the adoption of the American Beacon DoubleLine Floating Rate Fund (“the Fund”) by the American Beacon Funds and the change of the Fund’s fiscal year end to August 31. As a result, the Fund will have an audit as of March 31, 2026, a transition fiscal reporting period from April 1, 2026 through August 31, 2026, and its first full fiscal year reporting period will cover September 1, 2026 through August 31, 2027.

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

DoubleLine Floating Rate Fund

Annual Shareholder Report - March 31, 2026

Class C: ADLCX

Distributed by:

Resolute Investment Distributors, Inc.

DLFloating_C 0326

American Beacon

DoubleLine Floating Rate Fund

Annual Shareholder Report - March 31, 2026 | Investor Class: ADLPX

This annual shareholder report contains important information about DoubleLine Floating Rate Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811. This report describes material changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$106	1.03%

How did the Fund perform and what affected its performance?

The Investor Class of the Fund returned 5.85% for the twelve months ended March 31, 2026, compared to the Bloomberg US Aggregate Bond Index return of 4.35% and the S&P UBS Leveraged Loan Index return of 4.79%.

  For the 12-month period ended March 31, 2026, the American Beacon DoubleLine Floating Rate Fund’s share classes generally outperformed the Bloomberg US Aggregate Bond Index and the S&P UBS Leveraged Loan Index.

  The period featured several episodes of macroeconomic volatility and included three policy rate cuts from the Federal Reserve. While rate cuts reduced the Fund’s interest income, due to its floating-rate nature, longer-term interest rates rose and adversely impacted longer-term bonds where the Fund did not have exposure.

  The largest contributors to Fund performance were loans within the healthcare sector, which performed well despite market volatility. The Fund also benefited from its higher average credit quality as lower quality loans underperformed across most sectors. The largest detractors from Fund performance were holdings in professional services and software-related entities that were adversely impacted by advancements in artificial intelligence, although the Fund was underweighted in those entities compared to its benchmark.

Cumulative Performance from March 31, 2016 through March 31, 2026

The initial investment, based on a $10,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

Table Summary
	Investor	Bloomberg US Aggregate Bond Index	S&P UBS Leveraged Loan Index
03/2016	$10,000	$10,000	$10,000
04/2016	$10,086	$10,038	$10,190
05/2016	$10,134	$10,041	$10,283
06/2016	$10,111	$10,221	$10,286
07/2016	$10,192	$10,286	$10,431
08/2016	$10,232	$10,274	$10,513
09/2016	$10,282	$10,268	$10,605
10/2016	$10,323	$10,190	$10,686
11/2016	$10,330	$9,949	$10,721
12/2016	$10,419	$9,963	$10,844
01/2017	$10,437	$9,982	$10,901
02/2017	$10,475	$10,049	$10,965
03/2017	$10,473	$10,044	$10,974
04/2017	$10,522	$10,122	$11,022
05/2017	$10,556	$10,199	$11,064
06/2017	$10,556	$10,189	$11,057
07/2017	$10,641	$10,233	$11,143
08/2017	$10,620	$10,325	$11,128
09/2017	$10,673	$10,276	$11,173
10/2017	$10,726	$10,282	$11,247
11/2017	$10,738	$10,268	$11,261
12/2017	$10,779	$10,316	$11,304
01/2018	$10,857	$10,197	$11,426
02/2018	$10,859	$10,100	$11,447
03/2018	$10,894	$10,165	$11,483
04/2018	$10,917	$10,089	$11,539
05/2018	$10,926	$10,161	$11,561
06/2018	$10,924	$10,149	$11,573
07/2018	$10,998	$10,151	$11,669
08/2018	$11,040	$10,216	$11,717
09/2018	$11,104	$10,151	$11,797
10/2018	$11,103	$10,070	$11,797
11/2018	$11,015	$10,131	$11,701
12/2018	$10,758	$10,317	$11,433
01/2019	$10,968	$10,426	$11,696
02/2019	$11,153	$10,420	$11,880
03/2019	$11,110	$10,620	$11,865
04/2019	$11,271	$10,623	$12,053
05/2019	$11,229	$10,812	$12,026
06/2019	$11,242	$10,947	$12,053
07/2019	$11,292	$10,971	$12,147
08/2019	$11,249	$11,256	$12,113
09/2019	$11,279	$11,196	$12,164
10/2019	$11,249	$11,230	$12,105
11/2019	$11,312	$11,224	$12,172
12/2019	$11,451	$11,216	$12,368
01/2020	$11,470	$11,432	$12,434
02/2020	$11,340	$11,638	$12,266
03/2020	$10,186	$11,569	$10,737
04/2020	$10,582	$11,775	$11,197
05/2020	$10,919	$11,830	$11,623
06/2020	$10,979	$11,904	$11,780
07/2020	$11,226	$12,082	$12,001
08/2020	$11,368	$11,984	$12,182
09/2020	$11,400	$11,978	$12,266
10/2020	$11,395	$11,924	$12,287
11/2020	$11,611	$12,041	$12,548
12/2020	$11,732	$12,058	$12,712
01/2021	$11,822	$11,971	$12,872
02/2021	$11,899	$11,799	$12,959
03/2021	$11,890	$11,651	$12,967
04/2021	$11,932	$11,743	$13,033
05/2021	$11,995	$11,782	$13,100
06/2021	$12,026	$11,864	$13,154
07/2021	$12,020	$11,997	$13,153
08/2021	$12,061	$11,974	$13,217
09/2021	$12,130	$11,871	$13,303
10/2021	$12,150	$11,867	$13,334
11/2021	$12,118	$11,902	$13,314
12/2021	$12,202	$11,872	$13,398
01/2022	$12,220	$11,616	$13,446
02/2022	$12,148	$11,487	$13,379
03/2022	$12,145	$11,168	$13,384
04/2022	$12,140	$10,744	$13,407
05/2022	$11,840	$10,813	$13,071
06/2022	$11,557	$10,643	$12,802
07/2022	$11,811	$10,903	$13,041
08/2022	$11,970	$10,595	$13,241
09/2022	$11,634	$10,138	$12,954
10/2022	$11,733	$10,006	$13,064
11/2022	$11,907	$10,374	$13,209
12/2022	$11,913	$10,327	$13,256
01/2023	$12,215	$10,645	$13,596
02/2023	$12,258	$10,370	$13,682
03/2023	$12,272	$10,633	$13,669
04/2023	$12,329	$10,698	$13,798
05/2023	$12,284	$10,581	$13,786
06/2023	$12,511	$10,544	$14,095
07/2023	$12,635	$10,536	$14,278
08/2023	$12,764	$10,469	$14,443
09/2023	$12,827	$10,203	$14,570
10/2023	$12,804	$10,042	$14,574
11/2023	$12,966	$10,497	$14,748
12/2023	$13,159	$10,898	$14,985
01/2024	$13,207	$10,868	$15,103
02/2024	$13,310	$10,715	$15,237
03/2024	$13,429	$10,814	$15,364
04/2024	$13,500	$10,541	$15,468
05/2024	$13,620	$10,719	$15,609
06/2024	$13,666	$10,821	$15,651
07/2024	$13,729	$11,074	$15,766
08/2024	$13,818	$11,233	$15,860
09/2024	$13,877	$11,383	$15,976
10/2024	$13,995	$11,101	$16,111
11/2024	$14,126	$11,218	$16,246
12/2024	$14,186	$11,035	$16,342
01/2025	$14,249	$11,093	$16,459
02/2025	$14,259	$11,337	$16,485
03/2025	$14,213	$11,342	$16,442
04/2025	$14,224	$11,386	$16,431
05/2025	$14,476	$11,305	$16,691
06/2025	$14,598	$11,478	$16,825
07/2025	$14,732	$11,448	$16,963
08/2025	$14,821	$11,585	$17,027
09/2025	$14,916	$11,711	$17,108
10/2025	$14,965	$11,785	$17,159
11/2025	$15,017	$11,858	$17,195
12/2025	$15,102	$11,840	$17,312
01/2026	$15,103	$11,853	$17,266
02/2026	$14,951	$12,047	$17,124
03/2026	$15,045	$11,835	$17,229

Table Summary
Average Annual Total Returns (%)	1 Year	5 Years	10 Years
Investor ClassFootnote Reference1	5.85%	4.82%	4.17%
Bloomberg US Aggregate Bond Index	4.35%	0.31%	1.70%
S&P UBS Leveraged Loan Index	4.79%	5.85%	5.59%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

Key Fund Statistics

Table Summary
Total Net Assets	$129,035,488
# of Portfolio Holdings	357
Portfolio Turnover Rate	117%
Total Management Fees Paid	$367,590

Asset Allocation - % Investments

Table Summary
Value	Value
Bank Loan Obligations	85.1
Investment Companies	9.9
Corporate Obligations	4.5
Foreign Corporate Obligations	0.4
Foreign Common Stocks	0.1
Common Stocks	0.0
Preferred Stocks	0.0

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Table Summary
Froneri Lux Finco SARL, 5.877%, Due 9/30/2032	1.7
Bausch & Lomb Corp., 7.418%, Due 1/15/2031	1.5
Zayo Group Holdings, Inc., 6.782%, Due 3/11/2030	1.4
LSF9 Atlantis Holdings LLC, 7.450%, Due 3/29/2029	1.4
Caesars Entertainment, Inc., 5.918%, Due 2/6/2031	1.2
UKG, Inc., 6.167%, Due 2/10/2031	1.2
Grant Thornton Advisors LLC, 6.418%, Due 6/2/2031	1.2
Cengage Learning, Inc., 6.676%, Due 3/24/2031	1.1
Focus Financial Partners LLC, 6.168%, Due 9/15/2031	1.1
Dayforce, Inc., 6.663%, Due 2/4/2033	1.1

Excludes cash equivalents.

Top Ten Industry Allocations - % Fixed Income

Table Summary
Value	Value
Leisure Time	2.8
Building Materials	3.3
Health Care - Services	4.9
Retail	5.2
Diversified Financial Services	5.6
Insurance	5.8
Entertainment	7.0
Media	7.1
Commercial Services	10.0
Software	10.7

Excludes cash equivalents.

Material Fund Changes

This is a summary of certain changes to the Fund since March 31, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by August 1, 2026  at www.americanbeaconfunds.com/fund-resources/ or upon request at 800-658-5811.

The American Beacon DoubleLine Floating Rate Fund (“Acquiring Fund”) acquired the DoubleLine Floating Rate Fund, a series of DoubleLine Funds Trust (“Acquired Fund”), in a reorganization that closed on February 20, 2026. Shareholders of the Acquired Fund became shareholders of the Acquiring Fund. Since the Acquiring Fund had essentially identical investment objectives, substantially similar principal investment strategies and policies/restrictions and engaged the same investment adviser as the Acquired Fund, the Acquiring Fund adopted the prior performance and financial history of the Acquired Fund.

On August 25, 2025, the Board of Trustees approved the adoption of the American Beacon DoubleLine Floating Rate Fund (“the Fund”) by the American Beacon Funds and the change of the Fund’s fiscal year end to August 31. As a result, the Fund will have an audit as of March 31, 2026, a transition fiscal reporting period from April 1, 2026 through August 31, 2026, and its first full fiscal year reporting period will cover September 1, 2026 through August 31, 2027.

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

DoubleLine Floating Rate Fund

Annual Shareholder Report - March 31, 2026

Investor Class: ADLPX

Distributed by:

Resolute Investment Distributors, Inc.

DLFloating_Investor 0326

American Beacon

DoubleLine Floating Rate Fund

Annual Shareholder Report - March 31, 2026 | Class R5: ADLIX

This annual shareholder report contains important information about DoubleLine Floating Rate Fund for the period of February 23, 2026 to March 31, 2026. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811. This report describes material changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investmentFootnote Reference†	Costs paid as a percentage of a $10,000 investment
R5	$8	0.73%Footnote Reference*
Footnote	Description
Footnote*	Annualized.
Footnote†	For the period February 23, 2026 (commencement of operations) through March 31, 2026. The costs would have been higher had the Class operated the full year.

How did the Fund perform and what affected its performance?

The R5 Class of the Fund returned 6.10% for the twelve months ended March 31, 2026, compared to the Bloomberg US Aggregate Bond Index return of 4.35% and the S&P UBS Leveraged Loan Index return of 4.79%.

  For the 12-month period ended March 31, 2026, the American Beacon DoubleLine Floating Rate Fund’s share classes generally outperformed the Bloomberg US Aggregate Bond Index and the S&P UBS Leveraged Loan Index.

  The period featured several episodes of macroeconomic volatility and included three policy rate cuts from the Federal Reserve. While rate cuts reduced the Fund’s interest income, due to its floating-rate nature, longer-term interest rates rose and adversely impacted longer-term bonds where the Fund did not have exposure.

  The largest contributors to Fund performance were loans within the healthcare sector, which performed well despite market volatility. The Fund also benefited from its higher average credit quality as lower quality loans underperformed across most sectors. The largest detractors from Fund performance were holdings in professional services and software-related entities that were adversely impacted by advancements in artificial intelligence, although the Fund was underweighted in those entities compared to its benchmark.

Cumulative Performance from March 31, 2016 through March 31, 2026

The initial investment, based on a $250,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

Table Summary
	R5	Bloomberg US Aggregate Bond Index	S&P UBS Leveraged Loan Index
03/2016	$250,000	$250,000	$250,000
04/2016	$252,215	$250,960	$254,746
05/2016	$253,450	$251,024	$257,069
06/2016	$252,927	$255,534	$257,156
07/2016	$255,022	$257,150	$260,771
08/2016	$256,087	$256,856	$262,826
09/2016	$257,399	$256,705	$265,123
10/2016	$258,472	$254,742	$267,158
11/2016	$258,702	$248,716	$268,028
12/2016	$260,982	$249,067	$271,094
01/2017	$261,488	$249,556	$272,540
02/2017	$262,489	$251,233	$274,140
03/2017	$262,480	$251,101	$274,354
04/2017	$263,783	$253,039	$275,546
05/2017	$264,694	$254,987	$276,597
06/2017	$265,004	$254,730	$276,418
07/2017	$266,927	$255,826	$278,585
08/2017	$266,721	$258,121	$278,203
09/2017	$267,850	$256,891	$279,335
10/2017	$269,519	$257,040	$281,183
11/2017	$269,873	$256,710	$281,520
12/2017	$270,667	$257,889	$282,608
01/2018	$272,969	$254,918	$285,656
02/2018	$273,077	$252,502	$286,168
03/2018	$274,005	$254,121	$287,079
04/2018	$274,633	$252,231	$288,478
05/2018	$274,943	$254,031	$289,036
06/2018	$274,664	$253,719	$289,328
07/2018	$276,580	$253,779	$291,725
08/2018	$277,711	$255,412	$292,923
09/2018	$279,369	$253,768	$294,921
10/2018	$279,400	$251,762	$294,939
11/2018	$277,240	$253,265	$292,533
12/2018	$270,813	$257,918	$285,834
01/2019	$276,192	$260,657	$292,412
02/2019	$280,909	$260,506	$296,996
03/2019	$279,887	$265,508	$296,635
04/2019	$283,993	$265,576	$301,340
05/2019	$283,014	$270,290	$300,661
06/2019	$283,404	$273,685	$301,323
07/2019	$284,729	$274,287	$303,682
08/2019	$283,999	$281,394	$302,825
09/2019	$284,819	$279,895	$304,102
10/2019	$283,834	$280,738	$302,627
11/2019	$285,483	$280,595	$304,292
12/2019	$289,067	$280,400	$309,201
01/2020	$289,601	$285,796	$310,844
02/2020	$286,368	$290,940	$306,644
03/2020	$257,530	$289,228	$268,423
04/2020	$267,599	$294,369	$279,937
05/2020	$276,218	$295,740	$290,579
06/2020	$277,814	$297,603	$294,493
07/2020	$283,827	$302,048	$300,032
08/2020	$287,471	$299,610	$304,545
09/2020	$288,341	$299,446	$306,642
10/2020	$288,283	$298,108	$307,175
11/2020	$293,818	$301,034	$313,716
12/2020	$296,977	$301,448	$317,792
01/2021	$299,321	$299,287	$321,816
02/2021	$301,330	$294,965	$323,981
03/2021	$301,174	$291,282	$324,175
04/2021	$302,283	$293,583	$325,824
05/2021	$303,963	$294,542	$327,514
06/2021	$304,816	$296,612	$328,853
07/2021	$304,711	$299,928	$328,841
08/2021	$305,833	$299,357	$330,440
09/2021	$307,640	$296,765	$332,581
10/2021	$308,201	$296,684	$333,366
11/2021	$307,476	$297,561	$332,856
12/2021	$309,662	$296,800	$334,951
01/2022	$310,186	$290,406	$336,151
02/2022	$308,403	$287,166	$334,485
03/2022	$308,394	$279,188	$334,616
04/2022	$308,303	$268,593	$335,190
05/2022	$300,731	$270,325	$326,774
06/2022	$293,605	$266,084	$320,053
07/2022	$300,129	$272,586	$326,026
08/2022	$304,278	$264,883	$331,027
09/2022	$295,786	$253,439	$323,858
10/2022	$298,378	$250,156	$326,610
11/2022	$302,869	$259,356	$330,235
12/2022	$302,754	$258,186	$331,412
01/2023	$310,866	$266,129	$339,915
02/2023	$312,016	$259,248	$342,055
03/2023	$312,443	$265,833	$341,722
04/2023	$313,950	$267,445	$344,960
05/2023	$312,885	$264,532	$344,665
06/2023	$318,738	$263,589	$352,378
07/2023	$321,970	$263,405	$356,965
08/2023	$325,340	$261,723	$361,086
09/2023	$327,011	$255,072	$364,254
10/2023	$326,133	$251,047	$364,365
11/2023	$330,714	$262,416	$368,714
12/2023	$335,355	$272,461	$374,639
01/2024	$337,008	$271,712	$377,571
02/2024	$339,719	$267,873	$380,935
03/2024	$342,466	$270,347	$384,098
04/2024	$344,721	$263,518	$386,705
05/2024	$347,485	$267,986	$390,221
06/2024	$348,738	$270,523	$391,281
07/2024	$350,802	$276,842	$394,154
08/2024	$352,771	$280,820	$396,501
09/2024	$354,358	$284,580	$399,411
10/2024	$357,465	$277,523	$402,789
11/2024	$360,893	$280,457	$406,163
12/2024	$362,502	$275,867	$408,545
01/2025	$364,603	$277,330	$411,489
02/2025	$364,538	$283,432	$412,120
03/2025	$363,427	$283,539	$411,054
04/2025	$363,784	$284,653	$410,786
05/2025	$370,320	$282,615	$417,291
06/2025	$373,936	$286,961	$420,633
07/2025	$377,047	$286,204	$424,091
08/2025	$379,402	$289,627	$425,676
09/2025	$381,930	$292,786	$427,712
10/2025	$383,281	$294,616	$428,982
11/2025	$384,690	$296,446	$429,880
12/2025	$386,971	$296,008	$432,795
01/2026	$387,079	$296,324	$431,662
02/2026	$383,178	$301,176	$428,118
03/2026	$385,600	$295,869	$430,742

Table Summary
Average Annual Total Returns (%)	1 Year	5 Years	10 Years
Class R5Footnote Reference1	6.10%Footnote Reference2	5.07%	4.43%
Bloomberg US Aggregate Bond Index	4.35%	0.31%	1.70%
S&P UBS Leveraged Loan Index	4.79%	5.85%	5.59%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.
Footnote[2]	The return for the period February 23, 2026 to March 31, 2026 was (0.38)%.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance includes historical performance of another Class of the Fund. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

Key Fund Statistics

Table Summary
Total Net Assets	$129,035,488
# of Portfolio Holdings	357
Portfolio Turnover Rate	117%
Total Management Fees Paid	$367,590

Asset Allocation - % Investments

Table Summary
Value	Value
Bank Loan Obligations	85.1
Investment Companies	9.9
Corporate Obligations	4.5
Foreign Corporate Obligations	0.4
Foreign Common Stocks	0.1
Common Stocks	0.0
Preferred Stocks	0.0

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Table Summary
Froneri Lux Finco SARL, 5.877%, Due 9/30/2032	1.7
Bausch & Lomb Corp., 7.418%, Due 1/15/2031	1.5
Zayo Group Holdings, Inc., 6.782%, Due 3/11/2030	1.4
LSF9 Atlantis Holdings LLC, 7.450%, Due 3/29/2029	1.4
Caesars Entertainment, Inc., 5.918%, Due 2/6/2031	1.2
UKG, Inc., 6.167%, Due 2/10/2031	1.2
Grant Thornton Advisors LLC, 6.418%, Due 6/2/2031	1.2
Cengage Learning, Inc., 6.676%, Due 3/24/2031	1.1
Focus Financial Partners LLC, 6.168%, Due 9/15/2031	1.1
Dayforce, Inc., 6.663%, Due 2/4/2033	1.1

Excludes cash equivalents.

Top Ten Industry Allocations - % Fixed Income

Table Summary
Value	Value
Leisure Time	2.8
Building Materials	3.3
Health Care - Services	4.9
Retail	5.2
Diversified Financial Services	5.6
Insurance	5.8
Entertainment	7.0
Media	7.1
Commercial Services	10.0
Software	10.7

Excludes cash equivalents.

Material Fund Changes

This is a summary of certain changes to the Fund since February 20, 2026. For more complete information, you may review the Fund's next prospectus, which we expect to be available by August 1, 2026  at www.americanbeaconfunds.com/fund-resources/ or upon request at 800-658-5811.

The American Beacon DoubleLine Floating Rate Fund (“Acquiring Fund”) acquired the DoubleLine Floating Rate Fund, a series of DoubleLine Funds Trust (“Acquired Fund”), in a reorganization that closed on February 20, 2026. Shareholders of the Acquired Fund became shareholders of the Acquiring Fund. Since the Acquiring Fund had essentially identical investment objectives, substantially similar principal investment strategies and policies/restrictions and engaged the same investment adviser as the Acquired Fund, the Acquiring Fund adopted the prior performance and financial history of the Acquired Fund.

On August 25, 2025, the Board of Trustees approved the adoption of the American Beacon DoubleLine Floating Rate Fund (“the Fund”) by the American Beacon Funds and the change of the Fund’s fiscal year end to August 31. As a result, the Fund will have an audit as of March 31, 2026, a transition fiscal reporting period from April 1, 2026 through August 31, 2026, and its first full fiscal year reporting period will cover September 1, 2026 through August 31, 2027.

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

DoubleLine Floating Rate Fund

Annual Shareholder Report - March 31, 2026

Class R5: ADLIX

Distributed by:

Resolute Investment Distributors, Inc.

DLFloating_R5 0326

American Beacon

DoubleLine Floating Rate Fund

Annual Shareholder Report - March 31, 2026 | Class Y: ADLYX

This annual shareholder report contains important information about DoubleLine Floating Rate Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811. This report describes material changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y	$80	0.78%

How did the Fund perform and what affected its performance?

The Y Class of the Fund returned 6.10% for the twelve months ended March 31, 2026, compared to the Bloomberg US Aggregate Bond Index return of 4.35% and the S&P UBS Leveraged Loan Index return of 4.79%.

  For the 12-month period ended March 31, 2026, the American Beacon DoubleLine Floating Rate Fund’s share classes generally outperformed the Bloomberg US Aggregate Bond Index and the S&P UBS Leveraged Loan Index.

  The period featured several episodes of macroeconomic volatility and included three policy rate cuts from the Federal Reserve. While rate cuts reduced the Fund’s interest income, due to its floating-rate nature, longer-term interest rates rose and adversely impacted longer-term bonds where the Fund did not have exposure.

  The largest contributors to Fund performance were loans within the healthcare sector, which performed well despite market volatility. The Fund also benefited from its higher average credit quality as lower quality loans underperformed across most sectors. The largest detractors from Fund performance were holdings in professional services and software-related entities that were adversely impacted by advancements in artificial intelligence, although the Fund was underweighted in those entities compared to its benchmark.

Cumulative Performance from March 31, 2016 through March 31, 2026

The initial investment, based on a $100,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

Table Summary
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	Y	Bloomberg US Aggregate Bond Index	S&P UBS Leveraged Loan Index
03/2016	$100,000	$100,000	$100,000
04/2016	$100,886	$100,384	$101,898
05/2016	$101,380	$100,410	$102,828
06/2016	$101,171	$102,214	$102,862
07/2016	$102,009	$102,860	$104,308
08/2016	$102,435	$102,742	$105,130
09/2016	$102,960	$102,682	$106,049
10/2016	$103,389	$101,897	$106,863
11/2016	$103,481	$99,486	$107,211
12/2016	$104,393	$99,627	$108,437
01/2017	$104,595	$99,822	$109,016
02/2017	$104,995	$100,493	$109,656
03/2017	$104,992	$100,440	$109,741
04/2017	$105,513	$101,216	$110,218
05/2017	$105,878	$101,995	$110,638
06/2017	$106,002	$101,892	$110,567
07/2017	$106,771	$102,330	$111,434
08/2017	$106,688	$103,248	$111,281
09/2017	$107,140	$102,757	$111,734
10/2017	$107,808	$102,816	$112,473
11/2017	$107,949	$102,684	$112,608
12/2017	$108,267	$103,155	$113,043
01/2018	$109,188	$101,967	$114,262
02/2018	$109,231	$101,001	$114,467
03/2018	$109,602	$101,649	$114,831
04/2018	$109,853	$100,893	$115,391
05/2018	$109,977	$101,613	$115,614
06/2018	$109,866	$101,488	$115,731
07/2018	$110,632	$101,512	$116,690
08/2018	$111,085	$102,165	$117,169
09/2018	$111,748	$101,507	$117,968
10/2018	$111,760	$100,705	$117,975
11/2018	$110,896	$101,306	$117,013
12/2018	$108,325	$103,167	$114,334
01/2019	$110,477	$104,263	$116,965
02/2019	$112,363	$104,202	$118,798
03/2019	$111,955	$106,203	$118,654
04/2019	$113,597	$106,230	$120,536
05/2019	$113,206	$108,116	$120,264
06/2019	$113,362	$109,474	$120,529
07/2019	$113,892	$109,715	$121,473
08/2019	$113,600	$112,558	$121,130
09/2019	$113,928	$111,958	$121,641
10/2019	$113,534	$112,295	$121,050
11/2019	$114,193	$112,238	$121,717
12/2019	$115,627	$112,160	$123,680
01/2020	$115,841	$114,318	$124,337
02/2020	$114,547	$116,376	$122,657
03/2020	$103,012	$115,691	$107,369
04/2020	$107,040	$117,748	$111,975
05/2020	$110,487	$118,296	$116,231
06/2020	$111,126	$119,041	$117,797
07/2020	$113,531	$120,819	$120,013
08/2020	$114,988	$119,844	$121,818
09/2020	$115,336	$119,778	$122,656
10/2020	$115,313	$119,243	$122,870
11/2020	$117,527	$120,413	$125,486
12/2020	$118,791	$120,579	$127,117
01/2021	$119,728	$119,715	$128,726
02/2021	$120,532	$117,986	$129,592
03/2021	$120,469	$116,513	$129,670
04/2021	$120,913	$117,433	$130,329
05/2021	$121,585	$117,817	$131,005
06/2021	$121,926	$118,645	$131,541
07/2021	$121,885	$119,971	$131,536
08/2021	$122,333	$119,743	$132,176
09/2021	$123,056	$118,706	$133,032
10/2021	$123,280	$118,673	$133,346
11/2021	$122,990	$119,025	$133,142
12/2021	$123,865	$118,720	$133,980
01/2022	$124,075	$116,162	$134,460
02/2022	$123,361	$114,866	$133,794
03/2022	$123,357	$111,675	$133,846
04/2022	$123,321	$107,437	$134,076
05/2022	$120,292	$108,130	$130,709
06/2022	$117,442	$106,434	$128,021
07/2022	$120,052	$109,034	$130,410
08/2022	$121,711	$105,953	$132,411
09/2022	$118,314	$101,375	$129,543
10/2022	$119,351	$100,062	$130,644
11/2022	$121,148	$103,742	$132,094
12/2022	$121,102	$103,274	$132,564
01/2023	$124,346	$106,451	$135,966
02/2023	$124,807	$103,699	$136,822
03/2023	$124,977	$106,333	$136,688
04/2023	$125,580	$106,978	$137,984
05/2023	$125,154	$105,813	$137,866
06/2023	$127,495	$105,436	$140,951
07/2023	$128,788	$105,362	$142,785
08/2023	$130,136	$104,689	$144,434
09/2023	$130,804	$102,029	$145,701
10/2023	$130,453	$100,419	$145,746
11/2023	$132,286	$104,966	$147,485
12/2023	$134,142	$108,984	$149,855
01/2024	$134,803	$108,685	$151,028
02/2024	$135,887	$107,149	$152,374
03/2024	$136,986	$108,139	$153,639
04/2024	$137,888	$105,407	$154,682
05/2024	$138,994	$107,194	$156,088
06/2024	$139,495	$108,209	$156,512
07/2024	$140,321	$110,737	$157,661
08/2024	$141,109	$112,328	$158,600
09/2024	$141,743	$113,832	$159,764
10/2024	$142,986	$111,009	$161,115
11/2024	$144,357	$112,183	$162,465
12/2024	$145,001	$110,347	$163,417
01/2025	$145,841	$110,932	$164,595
02/2025	$145,815	$113,373	$164,848
03/2025	$145,371	$113,416	$164,421
04/2025	$145,514	$113,861	$164,314
05/2025	$148,128	$113,046	$166,916
06/2025	$149,574	$114,784	$168,253
07/2025	$150,819	$114,481	$169,636
08/2025	$151,761	$115,851	$170,270
09/2025	$152,772	$117,115	$171,084
10/2025	$153,312	$117,846	$171,592
11/2025	$153,876	$118,579	$171,952
12/2025	$154,788	$118,403	$173,118
01/2026	$154,832	$118,530	$172,664
02/2026	$153,271	$120,471	$171,247
03/2026	$154,240	$118,347	$172,296

Table Summary
Average Annual Total Returns (%)	1 Year	5 Years	10 Years
Class YFootnote Reference1	6.10%	5.07%	4.43%
Bloomberg US Aggregate Bond Index	4.35%	0.31%	1.70%
S&P UBS Leveraged Loan Index	4.79%	5.85%	5.59%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

Key Fund Statistics

Table Summary
Total Net Assets	$129,035,488
# of Portfolio Holdings	357
Portfolio Turnover Rate	117%
Total Management Fees Paid	$367,590

Asset Allocation - % Investments

Table Summary
Value	Value
Bank Loan Obligations	85.1
Investment Companies	9.9
Corporate Obligations	4.5
Foreign Corporate Obligations	0.4
Foreign Common Stocks	0.1
Common Stocks	0.0
Preferred Stocks	0.0

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Table Summary
Froneri Lux Finco SARL, 5.877%, Due 9/30/2032	1.7
Bausch & Lomb Corp., 7.418%, Due 1/15/2031	1.5
Zayo Group Holdings, Inc., 6.782%, Due 3/11/2030	1.4
LSF9 Atlantis Holdings LLC, 7.450%, Due 3/29/2029	1.4
Caesars Entertainment, Inc., 5.918%, Due 2/6/2031	1.2
UKG, Inc., 6.167%, Due 2/10/2031	1.2
Grant Thornton Advisors LLC, 6.418%, Due 6/2/2031	1.2
Cengage Learning, Inc., 6.676%, Due 3/24/2031	1.1
Focus Financial Partners LLC, 6.168%, Due 9/15/2031	1.1
Dayforce, Inc., 6.663%, Due 2/4/2033	1.1

Excludes cash equivalents.

Top Ten Industry Allocations - % Fixed Income

Table Summary
Value	Value
Leisure Time	2.8
Building Materials	3.3
Health Care - Services	4.9
Retail	5.2
Diversified Financial Services	5.6
Insurance	5.8
Entertainment	7.0
Media	7.1
Commercial Services	10.0
Software	10.7

Excludes cash equivalents.

Material Fund Changes

This is a summary of certain changes to the Fund since March 31, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by August 1, 2026  at www.americanbeaconfunds.com/fund-resources/ or upon request at 800-658-5811.

The American Beacon DoubleLine Floating Rate Fund (“Acquiring Fund”) acquired the DoubleLine Floating Rate Fund, a series of DoubleLine Funds Trust (“Acquired Fund”), in a reorganization that closed on February 20, 2026. Shareholders of the Acquired Fund became shareholders of the Acquiring Fund. Since the Acquiring Fund had essentially identical investment objectives, substantially similar principal investment strategies and policies/restrictions and engaged the same investment adviser as the Acquired Fund, the Acquiring Fund adopted the prior performance and financial history of the Acquired Fund.

On August 25, 2025, the Board of Trustees approved the adoption of the American Beacon DoubleLine Floating Rate Fund (“the Fund”) by the American Beacon Funds and the change of the Fund’s fiscal year end to August 31. As a result, the Fund will have an audit as of March 31, 2026, a transition fiscal reporting period from April 1, 2026 through August 31, 2026, and its first full fiscal year reporting period will cover September 1, 2026 through August 31, 2027.

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

DoubleLine Floating Rate Fund

Annual Shareholder Report - March 31, 2026

Class Y: ADLYX

Distributed by:

Resolute Investment Distributors, Inc.

DLFloating_Y 0326

American Beacon

DoubleLine Select Income Fund

Annual Shareholder Report - March 31, 2026 | Investor Class: BILTX

This annual shareholder report contains important information about DoubleLine Select Income Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811. This report describes material changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$88	0.86%

How did the Fund perform and what affected its performance?

The Investor Class of the Fund returned 4.70% for the twelve months ended March 31, 2026, compared to the Bloomberg US Aggregate Bond Index return of 4.35%.

  For the 12-month period ended March 31, 2026, the American Beacon DoubleLine Select Income Fund outperformed the Bloomberg US Aggregate Bond Index return of 4.35%.

  This period featured several episodes of volatility in the markets but also included three policy rate cuts from the Federal Reserve, which allowed intermediate and short-term fixed income assets with less interest rate sensitivity to perform well.

  The largest contributor to Fund performance was its exposure to data center asset-backed securities, as these investments became more attractive during the period.

  Railcar asset-based securities detracted from Fund performance due to disruptions in global transportation volumes.

Cumulative Performance from April 1, 2016 through March 31, 2026

The initial investment, based on a $10,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

Table Summary
	Investor	Bloomberg US Aggregate Bond Index
4/1/2016	$10,000	$10,000
4/30/2016	$10,072	$10,038
5/31/2016	$10,092	$10,041
6/30/2016	$10,202	$10,221
7/31/2016	$10,292	$10,286
8/31/2016	$10,315	$10,274
9/30/2016	$10,342	$10,268
10/31/2016	$10,322	$10,190
11/30/2016	$10,064	$9,949
12/31/2016	$10,097	$9,963
1/31/2017	$10,164	$9,982
2/28/2017	$10,236	$10,049
3/31/2017	$10,276	$10,044
4/30/2017	$10,389	$10,122
5/31/2017	$10,469	$10,199
6/30/2017	$10,483	$10,189
7/31/2017	$10,549	$10,233
8/31/2017	$10,635	$10,325
9/30/2017	$10,598	$10,276
10/31/2017	$10,634	$10,282
11/30/2017	$10,640	$10,268
12/31/2017	$10,656	$10,316
1/31/2018	$10,602	$10,197
2/28/2018	$10,522	$10,100
3/31/2018	$10,538	$10,165
4/30/2018	$10,466	$10,089
5/31/2018	$10,510	$10,161
6/30/2018	$10,505	$10,149
7/31/2018	$10,542	$10,151
8/31/2018	$10,600	$10,216
9/30/2018	$10,572	$10,151
10/31/2018	$10,536	$10,070
11/30/2018	$10,563	$10,131
12/31/2018	$10,678	$10,317
1/31/2019	$10,780	$10,426
2/28/2019	$10,808	$10,420
3/31/2019	$10,978	$10,620
4/30/2019	$11,026	$10,623
5/31/2019	$11,169	$10,812
6/30/2019	$11,294	$10,947
7/31/2019	$11,323	$10,971
8/31/2019	$11,538	$11,256
9/30/2019	$11,499	$11,196
10/31/2019	$11,539	$11,230
11/30/2019	$11,522	$11,224
12/31/2019	$11,536	$11,216
1/31/2020	$11,720	$11,432
2/29/2020	$11,824	$11,638
3/31/2020	$10,698	$11,569
4/30/2020	$11,172	$11,775
5/31/2020	$11,439	$11,830
6/30/2020	$11,621	$11,904
7/31/2020	$11,851	$12,082
8/31/2020	$11,876	$11,984
9/30/2020	$11,891	$11,978
10/31/2020	$11,884	$11,924
11/30/2020	$12,055	$12,041
12/31/2020	$12,137	$12,058
1/31/2021	$12,217	$11,971
2/28/2021	$12,127	$11,799
3/31/2021	$12,030	$11,651
4/30/2021	$12,087	$11,743
5/31/2021	$12,139	$11,782
6/30/2021	$12,197	$11,864
7/31/2021	$12,307	$11,997
8/31/2021	$12,282	$11,974
9/30/2021	$12,210	$11,871
10/31/2021	$12,163	$11,867
11/30/2021	$12,139	$11,902
12/31/2021	$12,124	$11,872
1/31/2022	$11,955	$11,616
2/28/2022	$11,811	$11,487
3/31/2022	$11,476	$11,168
4/30/2022	$11,189	$10,744
5/31/2022	$11,201	$10,813
6/30/2022	$11,011	$10,643
7/31/2022	$11,192	$10,903
8/31/2022	$10,977	$10,595
9/30/2022	$10,549	$10,138
10/31/2022	$10,455	$10,006
11/30/2022	$10,673	$10,374
12/31/2022	$10,700	$10,327
1/31/2023	$10,993	$10,645
2/28/2023	$10,826	$10,370
3/31/2023	$11,075	$10,633
4/30/2023	$11,149	$10,698
5/31/2023	$11,091	$10,581
6/30/2023	$11,048	$10,544
7/31/2023	$11,092	$10,536
8/31/2023	$11,085	$10,469
9/30/2023	$10,944	$10,203
10/31/2023	$10,830	$10,042
11/30/2023	$11,275	$10,497
12/31/2023	$11,622	$10,898
1/31/2024	$11,656	$10,868
2/29/2024	$11,565	$10,715
3/31/2024	$11,676	$10,814
4/30/2024	$11,472	$10,541
5/31/2024	$11,662	$10,719
6/30/2024	$11,766	$10,821
7/31/2024	$12,011	$11,074
8/31/2024	$12,179	$11,233
9/30/2024	$12,344	$11,383
10/31/2024	$12,126	$11,101
11/30/2024	$12,267	$11,218
12/31/2024	$12,103	$11,035
1/31/2025	$12,180	$11,093
2/28/2025	$12,426	$11,337
3/31/2025	$12,392	$11,342
4/30/2025	$12,355	$11,386
5/31/2025	$12,388	$11,305
6/30/2025	$12,607	$11,478
7/31/2025	$12,619	$11,448
8/31/2025	$12,762	$11,585
9/30/2025	$12,890	$11,711
10/31/2025	$12,926	$11,785
11/30/2025	$12,999	$11,858
12/31/2025	$12,989	$11,840
1/31/2026	$13,050	$11,853
2/28/2026	$13,186	$12,047
3/31/2026	$12,975	$11,835

Table Summary
Average Annual Total Returns (%)	1 Year	5 Years	Since Inception (4/1/16)
Investor ClassFootnote Reference1	4.70%	1.52%	2.64%
Bloomberg US Aggregate Bond Index	4.35%	0.31%	1.70%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

Key Fund Statistics

Table Summary
Total Net Assets	$355,872,958
# of Portfolio Holdings	95
Portfolio Turnover Rate	39%
Total Management Fees Paid	$1,686,720

Asset Allocation - % Investments

Table Summary
Value	Value
Corporate Obligations	44.3
Asset-Backed Obligations	43.4
U.S. Treasury Obligations	7.0
Foreign Corporate Obligations	4.0
Investment Companies	1.3

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Table Summary
Southern Co., 5.500%, Due 3/15/2029	2.6
AT&T, Inc., 4.300%, Due 12/15/2042	2.6
GreenSky Home Improvement Issuer Trust, Series 2025-1A, 6.220%, Due 3/25/2060, Class D	2.6
Eversource Energy, 5.125%, Due 5/15/2033	2.4
Energy Transfer LP, 5.750%, Due 2/15/2033	2.3
MPLX LP, 5.400%, Due 9/15/2035	2.2
Crown Castle, Inc., 5.100%, Due 5/1/2033	2.2
ITC Holdings Corp., 5.400%, Due 6/1/2033	2.1
Exelon Corp., 5.300%, Due 3/15/2033	2.1
U.S. Treasury Notes, 3.500%, Due 2/28/2031	2.1

Excludes cash equivalents.

Top Ten Industry Allocations - % Fixed Income

Asset-Backed Obligations
44.0
Electric
17.1
Pipelines
16.5
U.S. Treasury Obligations
7.1
Telecommunications
3.8
REITS
2.3
Semiconductors
2.1
Transportation
2.1
Investment Companies
1.7
Diversified Financial Services
1.5
0%
10%
20%
30%
40%
50%

Table Summary
Value	Value
Diversified Financial Services	1.5
Investment Companies	1.7
Transportation	2.1
Semiconductors	2.1
REITS	2.3
Telecommunications	3.8
U.S. Treasury Obligations	7.1
Pipelines	16.5
Electric	17.1
Asset-Backed Obligations	44.0

Top Country Exposure - % Investments

United States
92.5
Cayman Islands
3.1
Mexico
1.8
Peru
1.2
United Arab Emirates
0.5
Chile
0.5
Ireland
0.4
Bermuda
0.0
0%
20%
40%
60%
80%
100%

Table Summary
Value	Value
Bermuda	0.0
Ireland	0.4
Chile	0.5
United Arab Emirates	0.5
Peru	1.2
Mexico	1.8
Cayman Islands	3.1
United States	92.5

Excludes cash equivalents.

Material Fund Changes

This is a summary of certain changes to the Fund since March 31, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by August 1, 2026  at www.americanbeaconfunds.com/fund-resources/ or upon request at 800-658-5811.

The American Beacon DoubleLine Select Income Fund ("Acquiring Fund") acquired the DoubleLine Select Income Fund (formerly known as the DoubleLine Infrastructure Income Fund), a series of DoubleLine Funds Trust ("Acquired Fund"), in a reorganization that closed on February 20, 2026.  Shareholders of the Acquired Fund became shareholders of the Acquiring Fund. Since the Acquired Fund had an identical investment objective and substantially similar principal investment strategies and policies/restrictions as the Acquiring Fund, the Acquiring Fund has adopted the prior performance and financial history of the Acquired Fund.

On August 25, 2025, the Board of Trustees approved the adoption of the American Beacon DoubleLine Select Income Fund (“the Fund”) by the American Beacon Funds and the change of the Fund’s fiscal year end to August 31. As a result, the Fund will have an audit as of March 31, 2026, a transition fiscal reporting period from April 1, 2026 through August 31, 2026, and its first full fiscal year reporting period will cover September 1, 2026 through August 31, 2027.

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

DoubleLine Select Income Fund

Annual Shareholder Report - March 31, 2026

Investor Class: BILTX

Distributed by:

Resolute Investment Distributors, Inc.

DLSelect_Investor 0326

American Beacon

DoubleLine Select Income Fund

Annual Shareholder Report - March 31, 2026 | Class R6: BILRX

This annual shareholder report contains important information about DoubleLine Select Income Fund for the period of February 23, 2026 to March 31, 2026. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811. This report describes material changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investmentFootnote Reference†	Costs paid as a percentage of a $10,000 investment
R6	$6	0.58%Footnote Reference*
Footnote	Description
Footnote*	Annualized.
Footnote†	For the period February 23, 2026 (commencement of operations) through March 31, 2026. The costs would have been higher had the Class operated the full year.

How did the Fund perform and what affected its performance?

The R6 Class of the Fund returned 4.94% for the twelve months ended March 31, 2026, compared to the Bloomberg US Aggregate Bond Index return of 4.35%.

  For the 12-month period ended March 31, 2026, the American Beacon DoubleLine Select Income Fund outperformed the Bloomberg US Aggregate Bond Index return of 4.35%.

  This period featured several episodes of volatility in the markets but also included three policy rate cuts from the Federal Reserve, which allowed intermediate and short-term fixed income assets with less interest rate sensitivity to perform well.

  The largest contributor to Fund performance was its exposure to data center asset-backed securities, as these investments became more attractive during the period.

  Railcar asset-based securities detracted from Fund performance due to disruptions in global transportation volumes.

Cumulative Performance from April 1, 2016 through March 31, 2026

The initial investment, based on a $10,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

Table Summary
	R6	Bloomberg US Aggregate Bond Index
4/1/2016	$10,000	$10,000
4/30/2016	$10,074	$10,038
5/31/2016	$10,096	$10,041
6/30/2016	$10,218	$10,221
7/31/2016	$10,301	$10,286
8/31/2016	$10,326	$10,274
9/30/2016	$10,355	$10,268
10/31/2016	$10,347	$10,190
11/30/2016	$10,091	$9,949
12/31/2016	$10,126	$9,963
1/31/2017	$10,195	$9,982
2/28/2017	$10,269	$10,049
3/31/2017	$10,311	$10,044
4/30/2017	$10,425	$10,122
5/31/2017	$10,507	$10,199
6/30/2017	$10,513	$10,189
7/31/2017	$10,581	$10,233
8/31/2017	$10,680	$10,325
9/30/2017	$10,645	$10,276
10/31/2017	$10,683	$10,282
11/30/2017	$10,681	$10,268
12/31/2017	$10,710	$10,316
1/31/2018	$10,648	$10,197
2/28/2018	$10,568	$10,100
3/31/2018	$10,587	$10,165
4/30/2018	$10,527	$10,089
5/31/2018	$10,575	$10,161
6/30/2018	$10,572	$10,149
7/31/2018	$10,601	$10,151
8/31/2018	$10,672	$10,216
9/30/2018	$10,646	$10,151
10/31/2018	$10,612	$10,070
11/30/2018	$10,631	$10,131
12/31/2018	$10,751	$10,317
1/31/2019	$10,857	$10,426
2/28/2019	$10,876	$10,420
3/31/2019	$11,060	$10,620
4/30/2019	$11,111	$10,623
5/31/2019	$11,258	$10,812
6/30/2019	$11,375	$10,947
7/31/2019	$11,417	$10,971
8/31/2019	$11,636	$11,256
9/30/2019	$11,600	$11,196
10/31/2019	$11,642	$11,230
11/30/2019	$11,616	$11,224
12/31/2019	$11,643	$11,216
1/31/2020	$11,831	$11,432
2/29/2020	$11,938	$11,638
3/31/2020	$10,804	$11,569
4/30/2020	$11,284	$11,775
5/31/2020	$11,556	$11,830
6/30/2020	$11,743	$11,904
7/31/2020	$11,978	$12,082
8/31/2020	$12,005	$11,984
9/30/2020	$12,023	$11,978
10/31/2020	$12,019	$11,924
11/30/2020	$12,194	$12,041
12/31/2020	$12,281	$12,058
1/31/2021	$12,363	$11,971
2/28/2021	$12,275	$11,799
3/31/2021	$12,179	$11,651
4/30/2021	$12,239	$11,743
5/31/2021	$12,295	$11,782
6/30/2021	$12,356	$11,864
7/31/2021	$12,470	$11,997
8/31/2021	$12,448	$11,974
9/30/2021	$12,377	$11,871
10/31/2021	$12,332	$11,867
11/30/2021	$12,310	$11,902
12/31/2021	$12,297	$11,872
1/31/2022	$12,129	$11,616
2/28/2022	$11,985	$11,487
3/31/2022	$11,644	$11,168
4/30/2022	$11,355	$10,744
5/31/2022	$11,371	$10,813
6/30/2022	$11,180	$10,643
7/31/2022	$11,366	$10,903
8/31/2022	$11,150	$10,595
9/30/2022	$10,717	$10,138
10/31/2022	$10,624	$10,006
11/30/2022	$10,860	$10,374
12/31/2022	$10,878	$10,327
1/31/2023	$11,178	$10,645
2/28/2023	$11,011	$10,370
3/31/2023	$11,267	$10,633
4/30/2023	$11,344	$10,698
5/31/2023	$11,287	$10,581
6/30/2023	$11,246	$10,544
7/31/2023	$11,293	$10,536
8/31/2023	$11,302	$10,469
9/30/2023	$11,147	$10,203
10/31/2023	$11,033	$10,042
11/30/2023	$11,489	$10,497
12/31/2023	$11,844	$10,898
1/31/2024	$11,882	$10,868
2/29/2024	$11,791	$10,715
3/31/2024	$11,907	$10,814
4/30/2024	$11,701	$10,541
5/31/2024	$11,898	$10,719
6/30/2024	$12,007	$10,821
7/31/2024	$12,259	$11,074
8/31/2024	$12,433	$11,233
9/30/2024	$12,605	$11,383
10/31/2024	$12,385	$11,101
11/30/2024	$12,532	$11,218
12/31/2024	$12,366	$11,035
1/31/2025	$12,448	$11,093
2/28/2025	$12,702	$11,337
3/31/2025	$12,670	$11,342
4/30/2025	$12,648	$11,386
5/31/2025	$12,685	$11,305
6/30/2025	$12,898	$11,478
7/31/2025	$12,913	$11,448
8/31/2025	$13,062	$11,585
9/30/2025	$13,196	$11,711
10/31/2025	$13,235	$11,785
11/30/2025	$13,327	$11,858
12/31/2025	$13,305	$11,840
1/31/2026	$13,370	$11,853
2/28/2026	$13,510	$12,047
3/31/2026	$13,296	$11,835

Table Summary
Average Annual Total Returns (%)	1 Year	5 Years	Since Inception (4/1/16)
R6 ClassFootnote Reference1	4.94%Footnote Reference2	1.77%	2.89%
Bloomberg US Aggregate Bond Index	4.35%	0.31%	1.70%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.
Footnote[2]	The return for the period February 23, 2026 to March 31, 2026 was (1.38)%.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance includes historical performance of another Class of the Fund. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

Key Fund Statistics

Table Summary
Total Net Assets	$355,872,958
# of Portfolio Holdings	95
Portfolio Turnover Rate	39%
Total Management Fees Paid	$1,686,720

Asset Allocation - % Investments

Table Summary
Value	Value
Corporate Obligations	44.3
Asset-Backed Obligations	43.4
U.S. Treasury Obligations	7.0
Foreign Corporate Obligations	4.0
Investment Companies	1.3

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Table Summary
Southern Co., 5.500%, Due 3/15/2029	2.6
AT&T, Inc., 4.300%, Due 12/15/2042	2.6
GreenSky Home Improvement Issuer Trust, Series 2025-1A, 6.220%, Due 3/25/2060, Class D	2.6
Eversource Energy, 5.125%, Due 5/15/2033	2.4
Energy Transfer LP, 5.750%, Due 2/15/2033	2.3
MPLX LP, 5.400%, Due 9/15/2035	2.2
Crown Castle, Inc., 5.100%, Due 5/1/2033	2.2
ITC Holdings Corp., 5.400%, Due 6/1/2033	2.1
Exelon Corp., 5.300%, Due 3/15/2033	2.1
U.S. Treasury Notes, 3.500%, Due 2/28/2031	2.1

Excludes cash equivalents.

Top Ten Industry Allocations - % Fixed Income

Table Summary
Value	Value
Diversified Financial Services	1.5
Investment Companies	1.7
Transportation	2.1
Semiconductors	2.1
REITS	2.3
Telecommunications	3.8
U.S. Treasury Obligations	7.1
Pipelines	16.5
Electric	17.1
Asset-Backed Obligations	44.0

Top Country Exposure - % Investments

Table Summary
Value	Value
Bermuda	0.0
Ireland	0.4
Chile	0.5
United Arab Emirates	0.5
Peru	1.2
Mexico	1.8
Cayman Islands	3.1
United States	92.5

Excludes cash equivalents.

Material Fund Changes

This is a summary of certain changes to the Fund since February 20, 2026. For more complete information, you may review the Fund's next prospectus, which we expect to be available by August 1, 2026  at www.americanbeaconfunds.com/fund-resources/ or upon request at 800-658-5811.

The American Beacon DoubleLine Select Income Fund ("Acquiring Fund") acquired the DoubleLine Select Income Fund (formerly known as the DoubleLine Infrastructure Income Fund), a series of DoubleLine Funds Trust ("Acquired Fund"), in a reorganization that closed on February 20, 2026.  Shareholders of the Acquired Fund became shareholders of the Acquiring Fund. Since the Acquired Fund had an identical investment objective and substantially similar principal investment strategies and policies/restrictions as the Acquiring Fund, the Acquiring Fund has adopted the prior performance and financial history of the Acquired Fund.

On August 25, 2025, the Board of Trustees approved the adoption of the American Beacon DoubleLine Select Income Fund (“the Fund”) by the American Beacon Funds and the change of the Fund’s fiscal year end to August 31. As a result, the Fund will have an audit as of March 31, 2026, a transition fiscal reporting period from April 1, 2026 through August 31, 2026, and its first full fiscal year reporting period will cover September 1, 2026 through August 31, 2027.

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

DoubleLine Select Income Fund

Annual Shareholder Report - March 31, 2026

Class R6: BILRX

Distributed by:

Resolute Investment Distributors, Inc.

DLSelect_R6 0326

American Beacon

DoubleLine Select Income Fund

Annual Shareholder Report - March 31, 2026 | Class Y: BILDX

This annual shareholder report contains important information about DoubleLine Select Income Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811. This report describes material changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y	$63	0.61%

How did the Fund perform and what affected its performance?

The Y Class of the Fund returned 4.94% for the twelve months ended March 31, 2026, compared to the Bloomberg US Aggregate Bond Index return of 4.35%.

  For the 12-month period ended March 31, 2026, the American Beacon DoubleLine Select Income Fund outperformed the Bloomberg US Aggregate Bond Index return of 4.35%.

  This period featured several episodes of volatility in the markets but also included three policy rate cuts from the Federal Reserve, which allowed intermediate and short-term fixed income assets with less interest rate sensitivity to perform well.

  The largest contributor to Fund performance was its exposure to data center asset-backed securities, as these investments became more attractive during the period.

  Railcar asset-based securities detracted from Fund performance due to disruptions in global transportation volumes.

Cumulative Performance from April 1, 2016 through March 31, 2026

The initial investment, based on a $100,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

Table Summary
#ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value (#ERROR:Invalid Formula (#!=""), 'Multiple values from an iterator cannot be used in a formula unless they are aggregrated.')
	Y	Bloomberg US Aggregate Bond Index
4/1/2016	$100,000	$100,000
4/30/2016	$100,742	$100,384
5/31/2016	$100,959	$100,410
6/30/2016	$102,178	$102,214
7/31/2016	$103,011	$102,860
8/31/2016	$103,264	$102,742
9/30/2016	$103,553	$102,682
10/31/2016	$103,471	$101,897
11/30/2016	$100,906	$99,486
12/31/2016	$101,258	$99,627
1/31/2017	$101,953	$99,822
2/28/2017	$102,686	$100,493
3/31/2017	$103,114	$100,440
4/30/2017	$104,249	$101,216
5/31/2017	$105,070	$101,995
6/30/2017	$105,133	$101,892
7/31/2017	$105,806	$102,330
8/31/2017	$106,801	$103,248
9/30/2017	$106,449	$102,757
10/31/2017	$106,832	$102,816
11/30/2017	$106,806	$102,684
12/31/2017	$107,098	$103,155
1/31/2018	$106,475	$101,967
2/28/2018	$105,684	$101,001
3/31/2018	$105,867	$101,649
4/30/2018	$105,274	$100,893
5/31/2018	$105,749	$101,613
6/30/2018	$105,717	$101,488
7/31/2018	$106,006	$101,512
8/31/2018	$106,721	$102,165
9/30/2018	$106,461	$101,507
10/31/2018	$106,119	$100,705
11/30/2018	$106,310	$101,306
12/31/2018	$107,510	$103,167
1/31/2019	$108,573	$104,263
2/28/2019	$108,760	$104,202
3/31/2019	$110,601	$106,203
4/30/2019	$111,114	$106,230
5/31/2019	$112,575	$108,116
6/30/2019	$113,747	$109,474
7/31/2019	$114,174	$109,715
8/31/2019	$116,364	$112,558
9/30/2019	$115,997	$111,958
10/31/2019	$116,424	$112,295
11/30/2019	$116,163	$112,238
12/31/2019	$116,430	$112,160
1/31/2020	$118,306	$114,318
2/29/2020	$119,376	$116,376
3/31/2020	$108,038	$115,691
4/30/2020	$112,841	$117,748
5/31/2020	$115,562	$118,296
6/30/2020	$117,434	$119,041
7/31/2020	$119,776	$120,819
8/31/2020	$120,054	$119,844
9/30/2020	$120,233	$119,778
10/31/2020	$120,194	$119,243
11/30/2020	$121,942	$120,413
12/31/2020	$122,808	$120,579
1/31/2021	$123,633	$119,715
2/28/2021	$122,746	$117,986
3/31/2021	$121,791	$116,513
4/30/2021	$122,394	$117,433
5/31/2021	$122,947	$117,817
6/30/2021	$123,562	$118,645
7/31/2021	$124,697	$119,971
8/31/2021	$124,476	$119,743
9/30/2021	$123,773	$118,706
10/31/2021	$123,318	$118,673
11/30/2021	$123,101	$119,025
12/31/2021	$122,974	$118,720
1/31/2022	$121,293	$116,162
2/28/2022	$119,851	$114,866
3/31/2022	$116,439	$111,675
4/30/2022	$113,549	$107,437
5/31/2022	$113,707	$108,130
6/30/2022	$111,802	$106,434
7/31/2022	$113,659	$109,034
8/31/2022	$111,504	$105,953
9/30/2022	$107,170	$101,375
10/31/2022	$106,235	$100,062
11/30/2022	$108,605	$103,742
12/31/2022	$108,783	$103,274
1/31/2023	$111,782	$106,451
2/28/2023	$110,107	$103,699
3/31/2023	$112,669	$106,333
4/30/2023	$113,439	$106,978
5/31/2023	$112,872	$105,813
6/30/2023	$112,456	$105,436
7/31/2023	$112,927	$105,362
8/31/2023	$113,016	$104,689
9/30/2023	$111,473	$102,029
10/31/2023	$110,334	$100,419
11/30/2023	$114,890	$104,966
12/31/2023	$118,445	$108,984
1/31/2024	$118,818	$108,685
2/29/2024	$117,913	$107,149
3/31/2024	$119,071	$108,139
4/30/2024	$117,010	$105,407
5/31/2024	$118,981	$107,194
6/30/2024	$120,066	$108,209
7/31/2024	$122,592	$110,737
8/31/2024	$124,332	$112,328
9/30/2024	$126,052	$113,832
10/31/2024	$123,846	$111,009
11/30/2024	$125,320	$112,183
12/31/2024	$123,664	$110,347
1/31/2025	$124,477	$110,932
2/28/2025	$127,021	$113,373
3/31/2025	$126,701	$113,416
4/30/2025	$126,476	$113,861
5/31/2025	$126,846	$113,046
6/30/2025	$128,981	$114,784
7/31/2025	$129,130	$114,481
8/31/2025	$130,617	$115,851
9/30/2025	$131,961	$117,115
10/31/2025	$132,351	$117,846
11/30/2025	$133,269	$118,579
12/31/2025	$133,049	$118,403
1/31/2026	$133,703	$118,530
2/28/2026	$135,104	$120,471
3/31/2026	$132,962	$118,347

Table Summary
Average Annual Total Returns (%)	1 Year	5 Years	Since Inception (4/1/16)
Class YFootnote Reference1	4.94%	1.77%	2.89%
Bloomberg US Aggregate Bond Index	4.35%	0.31%	1.70%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

Key Fund Statistics

Table Summary
Total Net Assets	$355,872,958
# of Portfolio Holdings	95
Portfolio Turnover Rate	39%
Total Management Fees Paid	$1,686,720

Asset Allocation - % Investments

Table Summary
Value	Value
Corporate Obligations	44.3
Asset-Backed Obligations	43.4
U.S. Treasury Obligations	7.0
Foreign Corporate Obligations	4.0
Investment Companies	1.3

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Table Summary
Southern Co., 5.500%, Due 3/15/2029	2.6
AT&T, Inc., 4.300%, Due 12/15/2042	2.6
GreenSky Home Improvement Issuer Trust, Series 2025-1A, 6.220%, Due 3/25/2060, Class D	2.6
Eversource Energy, 5.125%, Due 5/15/2033	2.4
Energy Transfer LP, 5.750%, Due 2/15/2033	2.3
MPLX LP, 5.400%, Due 9/15/2035	2.2
Crown Castle, Inc., 5.100%, Due 5/1/2033	2.2
ITC Holdings Corp., 5.400%, Due 6/1/2033	2.1
Exelon Corp., 5.300%, Due 3/15/2033	2.1
U.S. Treasury Notes, 3.500%, Due 2/28/2031	2.1

Excludes cash equivalents.

Top Ten Industry Allocations - % Fixed Income

Table Summary
Value	Value
Diversified Financial Services	1.5
Investment Companies	1.7
Transportation	2.1
Semiconductors	2.1
REITS	2.3
Telecommunications	3.8
U.S. Treasury Obligations	7.1
Pipelines	16.5
Electric	17.1
Asset-Backed Obligations	44.0

Top Country Exposure - % Investments

Table Summary
Value	Value
Bermuda	0.0
Ireland	0.4
Chile	0.5
United Arab Emirates	0.5
Peru	1.2
Mexico	1.8
Cayman Islands	3.1
United States	92.5

Excludes cash equivalents.

Material Fund Changes

This is a summary of certain changes to the Fund since March 31, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by August 1, 2026  at www.americanbeaconfunds.com/fund-resources/ or upon request at 800-658-5811.

The American Beacon DoubleLine Select Income Fund ("Acquiring Fund") acquired the DoubleLine Select Income Fund (formerly known as the DoubleLine Infrastructure Income Fund), a series of DoubleLine Funds Trust ("Acquired Fund"), in a reorganization that closed on February 20, 2026.  Shareholders of the Acquired Fund became shareholders of the Acquiring Fund. Since the Acquired Fund had an identical investment objective and substantially similar principal investment strategies and policies/restrictions as the Acquiring Fund, the Acquiring Fund has adopted the prior performance and financial history of the Acquired Fund.

On August 25, 2025, the Board of Trustees approved the adoption of the American Beacon DoubleLine Select Income Fund (“the Fund”) by the American Beacon Funds and the change of the Fund’s fiscal year end to August 31. As a result, the Fund will have an audit as of March 31, 2026, a transition fiscal reporting period from April 1, 2026 through August 31, 2026, and its first full fiscal year reporting period will cover September 1, 2026 through August 31, 2027.

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

DoubleLine Select Income Fund

Annual Shareholder Report - March 31, 2026

Class Y: BILDX

Distributed by:

Resolute Investment Distributors, Inc.

DLSelect_Y 0326

Item 2. Code of Ethics

The registrant adopted a code of ethics (the “Code”) that applies to the registrant’s Principal Executive Officer and Principal Financial Officer. The registrant amended the Code on June 14, 2024 to update the name of the Principal Executive Officer. The registrant has not granted any waivers from the provisions of the Code during the period covered by the shareholder reports presented in Item 1. The Code is filed herewith as Exhibit 99.CODE ETH.

Item 3. Audit Committee Financial Expert

The registrant’s Board of Trustees of the Trust has determined that Claudia Holz, a member of the Trust’s Audit and Compliance Committee, is the “audit committee financial expert” as defined in Form N-CSR. Ms. Holz is considered “independent” as defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. “Other services” refer to all other fees category would consist of service related to internal control reviews, strategy, and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the registrant. The following table details the aggregate fees billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees, and all other fees by the principal accountant.

(a)

Audit Fees	Fiscal Year Ended
$68,609	3/31/25
$116,619	3/31/26

(b)
Audit Related Fees	Fiscal Year Ended
$0	3/31/25
$0	3/31/26

(c)
Tax Fees(1)	Fiscal Year Ended
$29,439	3/31/25
$11,025	3/31/26

(d)
All Other Fees	Fiscal Year Ended
$0	3/31/25
$0	3/31/26

(1) “Tax Fees” are the aggregate fees billed for professional services for tax advice, tax compliance, tax planning, filing assistance for EU reclaims and PFIC tax services. These fees include international, federal, state, and excise tax reviews.

(e)(1) Pursuant to its charter, the Trust’s Audit and Compliance Committee shall have the following duties and powers pertaining to pre-approval of audit and non-audit services provided by the registrant’s principal accountant:

•

to approve, prior to appointment, the engagement of auditors to annually audit and provide their opinion on the Trusts’ financial statements, and, in connection therewith, reviewing and evaluating matters potentially affecting the independence and capabilities of the auditors;

•

to approve, prior to appointment, the engagement of the auditors to provide non-audit services to the Trusts, an investment adviser to any series of the Trusts or any entity controlling, controlled by, or under common control with an investment adviser (“adviser affiliate”) that provides ongoing services to the Trusts, if the engagement relates directly to the operations and financial reporting of the Trusts;

•

to consider whether the non-audit services provided by a Trust’s auditor to an investment adviser or any adviser affiliate that provides ongoing services to a series of the Trusts, which services were not pre-approved by the Committee, are compatible with maintaining the auditor’s independence;

•	to review the arrangements for and scope of the annual audit and any special audits; and

•	to review and approving the fees proposed to be charged to the Trusts by the auditors for each audit and non-audit service.

The Audit and Compliance Committee may delegate any portion of its authority, including the authority to grant pre-approvals of audit and permitted non-audit services, to a subcommittee of one or more members. Any decisions of the subcommittee to grant pre-approvals shall be presented to the full audit committee at its next regularly scheduled meeting.

(e)(2) None of the fees disclosed in paragraphs (b) through (d) above were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Aggregate Non-Audit Fees for Services Rendered to the:

Registrant	Adviser	Adviser’s Affiliates Providing Ongoing Services to Registrant	Fiscal Year Ended
$29,439	$344,330	N/A	3/31/25
$11,025	$113,250	N/A	3/31/26

(h) Not applicable.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a)	The schedules of investments for each series of the Trust are included in the shareholder reports presented in Item 7.

(b)	Not applicable.

Financial Statements and Other Information

Name of registrant: American Beacon Funds

Date of fiscal year end: March 31, 2026

Date of reporting period: March 31, 2026

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

AMERICAN BEACON FUNDS

Annual Financial Statements

March 31, 2026

DoubleLine Floating Rate Fund
DoubleLine Select Income Fund

DL 0326

American Beacon FundsSM

Additional Fund Information	Back Cover

American Beacon Funds	March 31, 2026

American Beacon FundsSM

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of American Beacon Funds and Shareholders of American Beacon DoubleLine Floating Rate Fund and American Beacon DoubleLine Select Income Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of American Beacon DoubleLine Floating Rate Fund and American Beacon DoubleLine Select Income Fund (two of the funds constituting American Beacon Funds, hereafter collectively referred to as the “Funds”) as of March 31, 2026, the related statements of operations for the year ended March 31, 2026, the statements of changes in net assets for each of the two years in the period ended March 31, 2026, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2026, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended March 31, 2026 and each of the financial highlights for each of the periods indicated therein, conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2026, by correspondence with the custodian, agent banks and brokers; when replies were not received from the brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

May 28, 2026

We have served as the auditor of one or more investment companies in the American Beacon family of funds since 2016.

American Beacon DoubleLine Floating Rate FundSM

Schedule of Investments

March 31, 2026

	Shares	Fair Value

COMMON STOCKS - 0.0%

Communication Services - 0.0%

Software - 0.0%
Internap Holding LLCA B C	63,490	$0

Energy - 0.0%

Oil, Gas & Consumable Fuels - 0.0%
Southcross Energy Partners LLCA B C	533,359	0

Industrials - 0.0%

Communications Equipment - 0.0%
4L Technologies, Inc.A	140,935	1,409

Electrical Equipment - 0.0%
NSO GroupA B C	1	0

Total Industrials		1,409

Total Common Stocks (Cost $1,110,083)		1,409

PREFERRED STOCKS - 0.0% (Cost $339,302)

Energy - 0.0%

Oil, Gas & Consumable Fuels - 0.0%
Southcross Energy Partners LLCA B C D	2,077,530	0

	Principal Amount

BANK LOAN OBLIGATIONSE - 87.6%

Basic Materials - 1.1%

Chemicals - 1.1%
Hexion Holdings Corp., 7.675%, Due 3/15/2029, 2024 Term Loan BF	$318,888	304,471
INEOS Quattro Holdings U.K. Ltd., 7.918%, Due 10/7/2031, 2024 USD Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 4.250%)	300,667	211,218
INEOS U.S. Finance LLC, 6.918%, Due 2/18/2030, 2023 USD Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.250%)	276,672	240,243
Mativ Holdings, Inc., Due 4/4/2033, 2026 Term Loan BF	350,000	336,000
Natgasoline LLC, 9.173%, Due 3/29/2030, 2025 Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 5.500%)	346,800	348,100

		1,440,032

Total Basic Materials		1,440,032

Communications - 9.9%

Advertising - 0.8%
Clear Channel Outdoor Holdings, Inc., 7.782%, Due 8/23/2028, 2024 Term LoanF	705,000	705,881
Neptune Bidco U.S., Inc., 8.760%, Due 2/3/2033, 2026 USD Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 5.000%)	305,000	290,665

		996,546

Internet - 1.1%
CNT Holdings I Corp., 6.167%, Due 11/8/2032, 2025 Term Loan, (3 mo. USD Secured Overnight Financing Rate + 2.500%)	375,595	375,163
MH Sub I LLC, 7.918%, Due 12/31/2031, 2024 Term Loan B4, (1 mo. USD Secured Overnight Financing Rate + 4.250%)	1,083,860	717,602
PUG LLC, 8.418%, Due 3/15/2030, 2024 Extended Term Loan BF	284,317	279,166

		1,371,931

See accompanying notes

American Beacon DoubleLine Floating Rate FundSM

Schedule of Investments

March 31, 2026

	Principal Amount	Fair Value

BANK LOAN OBLIGATIONSE - 87.6% (continued)

Communications - 9.9% (continued)

Media - 6.2%
Altice France SA, 10.547%, Due 5/31/2031, 2025 USD Term Loan B14, (3 mo. USD Secured Overnight Financing Rate + 6.875%)	$848,531	$849,065
Cengage Learning, Inc., 6.669% - 6.676%, Due 3/24/2031, 2026 Term Loan BF	1,491,080	1,457,679
CSC Holdings LLC, 8.250%, Due 4/15/2027, 2019 Term Loan B5, (3 mo. PRIME + 1.500%)	254,804	223,988
DirecTV Financing LLC, 9.178%, Due 8/2/2029, 2024 Term Loan, (3 mo. USD Secured Overnight Financing Rate + 5.250%)	321,858	322,312
iHeartCommunications, Inc., 9.557%, Due 5/1/2029, 2024 Term Loan, (1 mo. USD Secured Overnight Financing Rate + 5.775%)	242,285	211,658
NEP Group, Inc., 8.168%, Due 10/17/2031, 2025 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 4.500%)	335,364	302,475
Nexstar Broadcasting, Inc.,
Due 3/18/2033, 2026 Term Loan B7F	750,000	740,940
6.168%, Due 6/28/2032, 2025 Term Loan B5, (1 mo. USD Secured Overnight Financing Rate + 2.500%)	631,825	624,489
Sunrise Financing Partnership, 6.099%, Due 2/15/2032, Term Loan AAA, (6 mo. USD Secured Overnight Financing Rate + 2.470%)	615,000	610,197
Townsquare Media, Inc., 8.587%, Due 2/19/2030, 2025 Term Loan, (6 mo. USD Secured Overnight Financing Rate + 5.000%)	155,963	112,490
Univision Communications, Inc.,
7.282%, Due 1/31/2029, 2024 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.500%)	174,114	172,265
7.950%, Due 6/24/2029, 2022 First Lien Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 4.250%)	789,436	785,489
Virgin Media Bristol LLC,
Due 1/31/2029, 2020 Term Loan QF	795,000	764,440
7.052%, Due 3/31/2031, 2023 USD Term Loan Y, (6 mo. USD Secured Overnight Financing Rate + 3.175%)	894,848	813,757

		7,991,244

Telecommunications - 1.8%
Cyxtera DC Holdings, Inc., Due 1/16/2027, Term Loan BB C G H	230,203	0
GOGO Intermediate Holdings LLC, 7.532%, Due 4/30/2028, Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.750%)	592,134	514,790
Zayo Group Holdings, Inc., 6.782%, Due 3/11/2030, 2025 USD Term Loan, PIK (in-kind rate 0.500%)F	1,906,808	1,869,321

		2,384,111

Total Communications		12,743,832

Consumer, Cyclical - 16.7%

Apparel - 0.1%
ABG Intermediate Holdings 2 LLC, 5.918%, Due 12/21/2028, 2024 1st Lien Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.250%)	68,950	68,758

Auto Parts & Equipment - 0.6%
American Axle & Manufacturing, Inc., 7.012%, Due 2/3/2033, 2025 Incremental Term Loan C, (3 mo. USD Secured Overnight Financing Rate + 3.250%)	450,450	447,919
DexKo Global, Inc., 7.678%, Due 10/4/2028, 2021 USD Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 3.750%)	312,631	305,324

		753,243

Distribution/Wholesale - 2.0%
BCPE Empire Holdings, Inc., 6.918%, Due 12/11/2030, 2025 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.250%)	618,596	608,544
Openlane, Inc., 6.140%, Due 10/8/2032, Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 2.500%)	578,550	577,827

See accompanying notes

American Beacon DoubleLine Floating Rate FundSM

Schedule of Investments

March 31, 2026

	Principal Amount	Fair Value

BANK LOAN OBLIGATIONSE - 87.6% (continued)

Consumer, Cyclical - 16.7% (continued)

Distribution/Wholesale - 2.0% (continued)
Resideo Funding, Inc.,
5.641%, Due 6/13/2031, 2024 M&A 1st lien Term Loan B, (6 mo. USD Secured Overnight Financing Rate + 2.000%)	$90,111	$89,605
5.674%, Due 8/13/2032, 2025 Incremental Term Loan, (3 mo. USD Secured Overnight Financing Rate + 2.000%)	800,975	797,971
VSE Corp., Due 3/17/2033, Term Loan BF	465,000	464,033

		2,537,980

Entertainment - 6.2%
Caesars Entertainment, Inc., 5.918%, Due 2/6/2031, 2024 Term Loan B1, (1 mo. USD Secured Overnight Financing Rate + 2.250%)	1,647,055	1,595,584
Crown Finance U.S., Inc., 8.157%, Due 12/2/2031, 2025 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 4.500%)	1,014,284	1,002,711
Delta 2 Lux SARL, 5.450%, Due 9/30/2031, 2024 Term Loan B1, (3 mo. USD Secured Overnight Financing Rate + 1.750%)	278,794	277,958
Live Nation Entertainment, Inc., 5.675%, Due 10/21/2032, 2025 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.000%)	598,500	597,752
Motion Finco SARL, 7.200%, Due 11/12/2029, 2024 USD Term Loan BF	684,428	595,452
Ontario Gaming GTA LP, 7.950%, Due 8/1/2030, Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 4.250%)	703,829	658,080
OVG Business Services LLC, 6.668%, Due 6/25/2031, 2024 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.000%)	1,225,661	1,222,597
Six Flags Entertainment Corp., 5.668%, Due 5/1/2031, 2024 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.000%)	644,801	634,323
TKO Worldwide Holdings LLC, 5.664%, Due 11/21/2031, 2025 Term Loan, (3 mo. USD Secured Overnight Financing Rate + 2.000%)	547,471	546,770
Voyager Parent LLC, 7.950%, Due 7/1/2032, Repriced Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 4.250%)	900,481	893,349

		8,024,576

Food Service - 0.1%
Aramark Services, Inc., 5.418%, Due 6/22/2030, 2025 Term Loan, (1 mo. USD Secured Overnight Financing Rate + 1.750%)	86,393	86,393

Leisure Time - 2.2%
Alterra Mountain Co.,
6.168%, Due 5/31/2030, 2025 Term Loan B8, (1 mo. USD Secured Overnight Financing Rate + 2.500%)	79,600	79,500
6.168%, Due 8/17/2028, 2025 Term Loan B9, (1 mo. USD Secured Overnight Financing Rate + 2.500%)	483,784	482,880
GBT U.S. III LLC, 5.668%, Due 7/25/2031, 2026 Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 2.000%)	691,063	675,860
LC AHAB U.S. Bidco LLC, 6.168%, Due 5/1/2031, Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.500%)	954,958	943,021
Sabre GLBL, Inc.,
9.768%, Due 11/15/2029, 2024 Term Loan B1, (1 mo. USD Secured Overnight Financing Rate + 6.000%)	160,898	125,803
9.768%, Due 11/15/2029, 2024 Term Loan B2, (1 mo. USD Secured Overnight Financing Rate + 6.000%)	119,314	93,363
SGH2 LLC, 8.200%, Due 8/18/2032, 2025 USD Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 4.500%)	482,575	473,527

		2,873,954

Lodging - 0.9%
Fertitta Entertainment LLC, 6.918%, Due 1/27/2029, 2022 Term Loan BF	1,250,187	1,224,095

See accompanying notes

American Beacon DoubleLine Floating Rate FundSM

Schedule of Investments

March 31, 2026

	Principal Amount	Fair Value

BANK LOAN OBLIGATIONSE - 87.6% (continued)

Consumer, Cyclical - 16.7% (continued)

Retail - 4.6%
Boots Group Bidco Ltd., 6.924%, Due 8/30/2032, USD Term Loan, (3 mo. USD Secured Overnight Financing Rate + 3.250%)	$503,738	$504,997
Burlington Coat Factory Warehouse Corp., 5.418%, Due 9/24/2031, 2024 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 1.750%)	133,643	133,309
EG America LLC, 6.918%, Due 2/10/2031, 2026 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.250%)	950,000	949,287
Great Outdoors Group LLC, Due 1/23/2032, 2025 Term Loan BF	633,396	633,872
LBM Acquisition LLC, 7.525%, Due 6/6/2031, 2024 Incremental Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.750%)	300,360	239,501
LSF9 Atlantis Holdings LLC, 7.450%, Due 3/29/2029, 2025 Term Loan BF	1,835,020	1,807,494
Michaels Cos., Inc., Due 3/15/2033, 2026 Term Loan BF	290,000	280,807
NPC International, Inc., Due 4/19/2026, 1st Lien Term LoanB C H	705,979	0
PetSmart, Inc., 7.675%, Due 8/18/2032, 2025 USD Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 4.000%)	655,000	649,924
Staples, Inc., 9.414%, Due 9/4/2029, 2024 Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 5.750%)	439,702	398,616
White Cap Buyer LLC, 6.918%, Due 10/19/2029, 2024 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.250%)	387,471	371,829

		5,969,636

Total Consumer, Cyclical		21,538,635

Consumer, Non-Cyclical - 22.6%

Agriculture - 0.7%
Golden State Food LLC, 7.200%, Due 12/4/2031, 2026 Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 3.500%)	928,821	928,821

Beverages - 0.3%
Primo Brands Corp., Due 3/31/2031, 2026 Term Loan BF	400,000	400,436

Biotechnology - 0.7%
BioMarin Pharmaceutical, Inc., Due 1/28/2033, Term Loan BF	505,000	503,425
Genmab AS, 6.700%, Due 12/13/2032, Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 3.000%)	399,750	400,873

		904,298

Commercial Services - 8.9%
Allied Universal Holdco LLC, 6.918%, Due 8/20/2032, 2025 USD Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.250%)	955,200	954,675
APi Group DE, Inc., 5.418%, Due 1/3/2029, 2025 Term Loan, (1 mo. USD Secured Overnight Financing Rate + 1.750%)	200,000	199,704
Camelot U.S. Acquisition LLC, 6.418%, Due 1/31/2031, 2024 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.750%)	579,832	499,020
CompoSecure Holdings LLC, 5.928%, Due 1/14/2033, Term Loan, (1 mo. USD Secured Overnight Financing Rate + 2.250%)	625,000	622,269
Creative Artists Agency LLC, 6.168%, Due 10/1/2031, 2025 Repriced Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.500%)	187,376	187,054
Eagle Parent Corp., 7.950%, Due 4/2/2029, 2022 Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 4.250%)	932,098	933,458
Element Materials Technology Group U.S. Holdings, Inc., 7.200%, Due 7/6/2029, 2022 USD Term Loan, (3 mo. USD Secured Overnight Financing Rate + 3.500%)	634,719	635,913
First Advantage Holdings LLC, 6.450%, Due 10/31/2031, 2025 Repriced Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 2.750%)	410,093	398,562
Garda World Security Corp., 6.421%, Due 2/1/2029, 2026 Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 2.750%)	1,033,750	1,025,997
Grant Thornton Advisors LLC, 6.418%, Due 6/2/2031, 2025 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.750%)	1,664,727	1,547,331

See accompanying notes

American Beacon DoubleLine Floating Rate FundSM

Schedule of Investments

March 31, 2026

	Principal Amount	Fair Value

BANK LOAN OBLIGATIONSE - 87.6% (continued)

Consumer, Non-Cyclical - 22.6% (continued)

Commercial Services - 8.9% (continued)
Homeserve USA Holding Corp., 5.675%, Due 10/21/2030, 2024 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.000%)	$328,300	$325,263
ION Platform Finance U.S., Inc., 7.450%, Due 10/7/2032, USD Term Loan, (3 mo. USD Secured Overnight Financing Rate + 3.750%)	1,010,000	807,434
Pye-Barker Fire & Safety LLC,
1.250%, Due 12/16/2032, 2025 Delayed Draw Term Loan + 0.013%)I	59,800	59,853
6.168%, Due 12/16/2032, 2025 Term Loan, (1 mo. USD Secured Overnight Financing Rate + 2.500%)	400,200	400,556
Trans Union LLC, 5.450%, Due 6/24/2031, 2024 Term Loan B8, (3 mo. USD Secured Overnight Financing Rate + 1.750%)	314,400	312,491
United Talent Agency LLC, 6.678%, Due 6/10/2032, 2025 Repriced Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.000%)	247,500	247,500
Veritiv Corp., 7.700%, Due 12/2/2030, Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 4.000%)	583,082	565,590
Vestis Corp., 5.923%, Due 2/22/2031, 2024 Term Loan, (3 mo. USD Secured Overnight Financing Rate + 2.250%)	473,436	455,682
VT Topco, Inc., 6.668%, Due 8/9/2030, 2024 1st Lien Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.000%)	330,743	320,572
Wand NewCo 3, Inc., 6.168%, Due 1/30/2031, 2025 Repriced Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.500%)	956,410	947,449

		11,446,373

Cosmetics/Personal Care - 0.5%
Opal Bidco SAS, 6.700%, Due 4/28/2032, USD Term Loan B4, (3 mo. USD Secured Overnight Financing Rate + 3.000%)	601,975	601,349

Food - 2.1%
Aspire Bakeries Holdings LLC, 6.668%, Due 12/23/2030, 2025 Repriced Term Loan, (1 mo. USD Secured Overnight Financing Rate + 3.000%)	300,050	300,050
Froneri Lux Finco SARL, 5.877%, Due 9/30/2032, 2025 USD Term Loan B6, (6 mo. USD Secured Overnight Financing Rate + 2.250%)	2,214,450	2,169,541
United Natural Foods, Inc., 8.418%, Due 5/1/2031, 2024 Term Loan, (1 mo. USD Secured Overnight Financing Rate + 4.750%)	249,800	250,487

		2,720,078

Health Care - Products - 2.5%
Bausch & Lomb Corp., 7.418%, Due 1/15/2031, 2025 Repriced Term Loan, (1 mo. USD Secured Overnight Financing Rate + 3.750%)	1,934,635	1,937,053
Hologic, Inc., Due 4/7/2033, 2026 USD Term Loan BF	1,340,000	1,323,250

		3,260,303

Health Care - Services - 4.3%
ADMI Corp.,
7.157%, Due 12/23/2027, 2021 Term Loan B2, (1 mo. USD Secured Overnight Financing Rate + 3.375%)	90,072	84,089
7.532%, Due 12/23/2027, 2021 Incremental Term Loan B3, (1 mo. USD Secured Overnight Financing Rate + 3.750%)	564,904	528,185
Aveanna Healthcare LLC, 7.418%, Due 9/17/2032, 2025 Term Loan BF	1,035,872	1,033,935
Fortrea Holdings, Inc., 7.167%, Due 7/1/2030, Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 3.500%)	44,463	42,573
LifePoint Health, Inc.,
7.177%, Due 5/19/2031, 2024 Incremental Term Loan B1, (3 mo. USD Secured Overnight Financing Rate + 3.500%)	474,254	473,491
7.422%, Due 5/19/2031, 2024 1st Lien Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 3.750%)	854,548	854,334
Pacific Dental Services LLC, 6.175%, Due 3/15/2031, 2024 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.500%)	353,221	353,221

See accompanying notes

American Beacon DoubleLine Floating Rate FundSM

Schedule of Investments

March 31, 2026

	Principal Amount	Fair Value

BANK LOAN OBLIGATIONSE - 87.6% (continued)

Consumer, Non-Cyclical - 22.6% (continued)

Health Care - Services - 4.3% (continued)
Radiology Partners, Inc., 8.200%, Due 6/30/2032, 2025 Term Loan, (3 mo. USD Secured Overnight Financing Rate + 4.500%)	$999,975	$983,365
Select Medical Corp., Due 12/3/2031, 2026 Term Loan BF	650,000	647,562
Team Health Holdings, Inc., 7.661%, Due 6/30/2028, 2026 Repriced Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 4.000%)	560,770	557,966

		5,558,721

Household Products/Wares - 0.3%
Lavender Dutch BorrowerCo BV, 6.950%, Due 12/30/2032, USD Term Loan, (3 mo. USD Secured Overnight Financing Rate + 3.250%)	413,963	407,236

Pharmaceuticals - 2.3%
Alkermes, Inc., 6.418%, Due 8/12/2031, 2026 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.750%)	475,000	478,268
Bausch Health Cos., Inc., 9.918%, Due 10/8/2030, 2025 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 6.250%)	426,775	411,244
Curium BidCo SARL, 6.700%, Due 8/4/2031, 2025 USD Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 3.000%)	59,850	59,700
Gainwell Acquisition Corp., 7.800%, Due 10/1/2027, Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 4.000%)	1,251,226	1,212,651
Southern Veterinary Partners LLC, 6.181%, Due 12/4/2031, 2025 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.500%)	641,936	635,664
Vizient, Inc., 5.418%, Due 8/1/2031, 2024 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 1.750%)	160,769	160,519

		2,958,046

Total Consumer, Non-Cyclical		29,185,661

Diversified - 0.3%

Holding Companies - Diversified - 0.3%
GC Ferry Acquisition I, Inc.,
3.500%, Due 8/16/2032, Delayed Draw Term Loan + 0.035%)I	48,125	47,377
7.200%, Due 8/16/2032, Term Loan, (3 mo. USD Secured Overnight Financing Rate + 3.500%)	281,170	276,801

		324,178

Energy - 3.7%

Oil & Gas - 1.4%
Apro LLC, 7.426%, Due 7/9/2031, 2024 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.750%)	997,616	998,863
Deep Blue Operating I LLC, 6.411%, Due 10/1/2032, Term Loan, (1 mo. USD Secured Overnight Financing Rate + 2.750%)	245,000	245,612
Delek U.S. Holdings, Inc., 7.268%, Due 11/19/2029, 2022 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.500%)	306,843	306,953
Par Petroleum LLC, 6.933%, Due 2/28/2030, 2025 Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 3.250%)	232,808	232,634

		1,784,062

Pipelines - 2.3%
BCP Renaissance Parent LLC, 5.950%, Due 10/31/2031, 2024 Term Loan B3, (3 mo. USD Secured Overnight Financing Rate + 2.250%)	514,344	511,773
CPPIB OVM Member U.S. LLC, 5.950%, Due 8/20/2031, Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 2.250%)	384,761	384,281
Freeport LNG Investments LLLP, 6.893%, Due 2/11/2033, 2026 Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 3.250%)	790,000	789,344
GIP Pilot Acquisition Partners LP, 5.674%, Due 10/4/2030, 2025 Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 2.000%)	340,954	340,869

See accompanying notes

American Beacon DoubleLine Floating Rate FundSM

Schedule of Investments

March 31, 2026

	Principal Amount	Fair Value

BANK LOAN OBLIGATIONSE - 87.6% (continued)

Energy - 3.7% (continued)

Pipelines - 2.3% (continued)
NGL Energy Partners LP, 7.176%, Due 3/11/2033, 2026 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.500%)	$265,000	$265,000
Stonepeak Bayou Holdings LP, 6.450%, Due 10/1/2032, Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 2.750%)	340,000	329,232
WhiteWater Matterhorn Holdings LLC, 5.450%, Due 6/16/2032, 2026 Term Loan BF	424,600	421,946

		3,042,445

Total Energy		4,826,507

Financial - 11.6%

Diversified Financial Services - 4.9%
AllSpring Buyer LLC, 6.750%, Due 11/1/2030, 2024 Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 3.000%)	133,985	133,985
Corpay Technologies Operating Co. LLC, 5.418%, Due 4/28/2028, Term Loan B5, (1 mo. USD Secured Overnight Financing Rate + 1.750%)	123,438	123,309
CPI Holdco B LLC, 5.668%, Due 5/19/2031, 2025 Add-on Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.000%)	782,544	776,589
Edelman Financial Center LLC,
6.668%, Due 4/7/2028, 2024 Term Loan, (1 mo. USD Secured Overnight Financing Rate + 3.000%)	336,591	336,043
8.918%, Due 10/6/2028, 2024 2nd Lien Term LoanF	365,000	360,803
Eisner Advisory Group LLC, 7.668%, Due 2/28/2031, 2024 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 4.000%)	855,436	812,305
Focus Financial Partners LLC, 6.168%, Due 9/15/2031, 2025 Incremental Term Loan BF	1,503,330	1,452,743
HighTower Holdings LLC, 6.413%, Due 2/3/2032, 2025 1st Lien Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 2.750%)	1,336,160	1,320,300
Pretzel Parent, Inc., 8.168%, Due 10/1/2031, 2024 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 4.500%)	601,363	580,315
Victory Capital Holdings, Inc., 5.700%, Due 9/23/2032, 2025 Term Loan, (3 mo. USD Secured Overnight Financing Rate + 2.000%)	174,125	173,559
Virtus Investment Partners, Inc., 5.918%, Due 9/27/2032, 2025 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.250%)	273,625	268,837

		6,338,788

Insurance - 5.3%
Acrisure LLC,
6.918%, Due 6/21/2032, 2025 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.250%)	133,988	129,633
6.668%, Due 11/6/2030, 2024 1st Lien Term Loan B6, (1 mo. USD Secured Overnight Financing Rate + 3.000%)	1,492,292	1,443,419
Alera Group, Inc.,
6.418%, Due 5/30/2032, 2026 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.750%)	517,403	501,116
9.176%, Due 5/30/2033, 2025 2nd Lien Term Loan, (1 mo. USD Secured Overnight Financing Rate + 5.500%)	195,000	187,849
AmWINS Group, Inc., 5.668%, Due 1/30/2032, 2026 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.000%)	287,814	285,604
Ardonagh Midco 3 PLC, 6.370% - 6.450%, Due 2/15/2031, 2024 USD Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 2.750%, 6 mo. USD Secured Overnight Financing Rate + 2.750%)	862,077	841,068
Asurion LLC,
9.032%, Due 1/20/2029, 2021 Second Lien Term Loan B4, (1 mo. USD Secured Overnight Financing Rate + 5.250%)	129,533	128,561
7.918%, Due 9/19/2030, 2024 Term Loan B12, (1 mo. USD Secured Overnight Financing Rate + 4.250%)	244,457	241,663
7.918%, Due 9/19/2030, 2025 Term Loan B13, (1 mo. USD Secured Overnight Financing Rate + 4.250%)	481,363	475,244

See accompanying notes

American Beacon DoubleLine Floating Rate FundSM

Schedule of Investments

March 31, 2026

	Principal Amount	Fair Value

BANK LOAN OBLIGATIONSE - 87.6% (continued)

Financial - 11.6% (continued)

Insurance - 5.3% (continued)
HUB International Ltd., 5.920%, Due 6/20/2030, 2025 Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 2.250%)	$239,434	$238,747
OneDigital Borrower LLC, 6.668%, Due 7/2/2031, 2025 Repriced Term Loan, (1 mo. USD Secured Overnight Financing Rate + 3.000%)	1,443,626	1,392,652
Sedgwick Claims Management Services, Inc., 6.168%, Due 7/31/2031, 2023 Term Loan BF	754,127	739,451
Trucordia Insurance Holdings LLC, 6.918%, Due 6/17/2032, Term Loan BF	252,964	232,727

		6,837,734

Real Estate - 0.5%
CoreLogic, Inc., 7.282%, Due 6/2/2028, Term Loan, (1 mo. USD Secured Overnight Financing Rate + 3.500%)	615,070	587,010

REITS - 0.9%
Iron Mountain, Inc., 5.668%, Due 1/31/2031, 2023 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.000%)	803,832	797,804
Starwood Property Trust, Inc., 5.918%, Due 9/24/2032, 2025 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.250%)	348,250	348,250

		1,146,054

Total Financial		14,909,586

Industrial - 10.5%

Aerospace/Defense - 0.7%
Kaman Corp.,
6.168% - 6.200%, Due 2/26/2032, 2025 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.500%, 3 mo. USD Secured Overnight Financing Rate + 2.500%)	806,423	806,269
6.200%, Due 2/26/2032, 2025 Delayed Draw Term Loan, (3 mo. USD Secured Overnight Financing Rate + 2.500%)I	76,578	76,564

		882,833

Building Materials - 2.9%
Chamberlain Group, Inc., 6.418%, Due 9/8/2032, 2025 Term Loan BF	1,387,630	1,373,254
Cornerstone Building Brands, Inc.,
7.024%, Due 4/12/2028, 2021 Term Loan BF	160,104	90,230
8.174%, Due 5/15/2031, 2024 Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 4.500%)	87,957	41,779
EMRLD Borrower LP,
5.923%, Due 5/31/2030, Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 2.250%)	200,607	200,256
5.950%, Due 8/4/2031, 2024 Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 2.250%)	730,354	728,529
MI Windows & Doors LLC, Due 3/28/2031, 2024 Term Loan B2F	523,681	480,912
OEP Glass Purchaser LLC, 7.700%, Due 3/7/2033, 2026 Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 4.000%)	290,000	284,925
Quikrete Holdings, Inc.,
5.918%, Due 3/19/2029, 2024 Term Loan B2, (1 mo. USD Secured Overnight Financing Rate + 2.250%)	388,040	387,489
5.918%, Due 4/14/2031, 2025 Term Loan B1, (1 mo. USD Secured Overnight Financing Rate + 2.250%)	122,512	122,247

		3,709,621

Electronics - 0.4%
Pinnacle Buyer LLC,
2.500%, Due 10/1/2032, Delayed Draw Term Loan + 0.025%)I	37,097	37,108
6.182%, Due 10/1/2032, Term Loan, (3 mo. USD Secured Overnight Financing Rate + 2.500%)	192,421	192,481
Spectris PLC, 6.450%, Due 12/6/2032, USD Term Loan, (3 mo. USD Secured Overnight Financing Rate + 2.750%)	294,263	294,262

		523,851

See accompanying notes

American Beacon DoubleLine Floating Rate FundSM

Schedule of Investments

March 31, 2026

	Principal Amount	Fair Value

BANK LOAN OBLIGATIONSE - 87.6% (continued)

Industrial - 10.5% (continued)

Engineering & Construction - 1.8%
Brown Group Holding LLC, 6.167% - 6.173%, Due 7/1/2031, 2022 Incremental Term Loan B2, (1 mo. USD Secured Overnight Financing Rate + 2.500%, 3 mo. USD Secured Overnight Financing Rate + 2.500%)	$164,435	$164,579
DG Investment Intermediate Holdings 2, Inc.,
6.918%, Due 7/9/2032, 2025 Term Loan, (1 mo. USD Secured Overnight Financing Rate + 3.250%)	1,286,775	1,285,167
9.168%, Due 7/29/2033, 2025 2nd Lien Term Loan, (1 mo. USD Secured Overnight Financing Rate + 5.500%)	135,000	131,625
Dycom Investments, Inc., 5.423%, Due 1/27/2033, 2026 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 1.750%)	225,000	225,657
Tecta America Corp., 6.418%, Due 2/18/2032, 2025 Repriced Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.750%)	565,725	563,072

		2,370,100

Environmental Control - 1.2%
Harsco Corp., 6.032%, Due 6/9/2028, 2021 Term Loan, (1 mo. USD Secured Overnight Financing Rate + 2.250%)	877,029	873,372
Madison IAQ LLC,
6.128%, Due 6/21/2028, Term Loan, (6 mo. USD Secured Overnight Financing Rate + 2.500%)	351,476	351,104
6.378%, Due 11/8/2032, 2025 Repriced Term Loan, (6 mo. USD Secured Overnight Financing Rate + 2.750%)	329,422	329,860

		1,554,336

Machinery - Construction & Mining - 0.7%
WEC U.S. Holdings Ltd., 5.665%, Due 1/27/2031, 2024 Term LoanF	884,250	882,314

Machinery - Diversified - 0.9%
Columbus McKinnon Corp., 7.200%, Due 2/3/2033, 2026 Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 3.500%)	649,023	645,778
TK Elevator Midco GmbH, 6.377%, Due 4/30/2030, 2025 USD Term Loan B, (6 mo. USD Secured Overnight Financing Rate + 2.750%)	486,286	487,064

		1,132,842

Metal Fabricate/Hardware - 0.4%
Tiger Acquisition LLC, 6.181%, Due 8/23/2032, 2025 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.500%)	560,621	560,761

Packaging & Containers - 1.5%
BradyPlus Holdings LLC, Due 12/29/2032, 2025 Term Loan BF	295,000	290,023
Clydesdale Acquisition Holdings, Inc.,
Due 4/1/2032, 2025 Term Loan BF	124,686	116,145
6.843%, Due 4/13/2029, Term Loan BF	226,032	215,115
Graham Packaging Co., Inc., 5.918%, Due 1/26/2033, 2026 Term Loan BF	515,000	509,134
Pregis TopCo Corp., 7.668%, Due 2/1/2029, 2025 Refinancing Term Loan, (1 mo. USD Secured Overnight Financing Rate + 4.000%)	305,357	304,746
Trident TPI Holdings, Inc., 7.450%, Due 9/15/2028, 2024 Term Loan B7F	475,451	449,525

		1,884,688

Total Industrial		13,501,346

Technology - 9.9%

Computers - 0.2%
McAfee LLC, 6.668%, Due 3/1/2029, 2024 USD 1st Lien Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.000%)	320,659	285,387

Software - 9.7%
Applied Systems, Inc., 8.200%, Due 2/23/2032, 2024 2nd Lien Term Loan, (3 mo. USD Secured Overnight Financing Rate + 4.500%)	235,000	231,376

See accompanying notes

American Beacon DoubleLine Floating Rate FundSM

Schedule of Investments

March 31, 2026

	Principal Amount	Fair Value

BANK LOAN OBLIGATIONSE - 87.6% (continued)

Technology - 9.9% (continued)

Software - 9.7% (continued)
Ascend Learning LLC, 6.668%, Due 12/11/2028, 2025 Repriced Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.000%)	$1,237,074	$1,206,147
Athenahealth Group, Inc., 6.418%, Due 2/15/2029, 2022 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.750%)	444,809	435,913
Boxer Parent Co., Inc.,
6.673%, Due 7/30/2031, 2025 USD Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 3.000%)	1,535,976	1,420,302
9.417%, Due 7/30/2032, 2024 2nd Lien Term Loan, (3 mo. USD Secured Overnight Financing Rate + 5.750%)	307,032	255,413
Central Parent, Inc., 6.950%, Due 7/6/2029, 2024 Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 3.250%)	181,155	128,636
Cloud Software Group, Inc., 6.950%, Due 8/13/2032, 2025 Term Loan B (2032), (3 mo. USD Secured Overnight Financing Rate + 3.250%)	294,261	268,354
Cotiviti Corp.,
6.415%, Due 3/26/2032, 2025 2nd Amendment Term Loan, (1 mo. USD Secured Overnight Financing Rate + 2.750%)	352,338	323,622
6.415%, Due 5/1/2031, 2024 Term Loan, (1 mo. USD Secured Overnight Financing Rate + 2.750%)	916,992	843,064
Dayforce, Inc., 6.663%, Due 2/4/2033, 2026 Term Loan, (3 mo. USD Secured Overnight Financing Rate + 3.000%)	1,535,000	1,450,145
Electronic Arts, Inc., Due 3/24/2033, Term Loan BF	960,000	954,000
Ellucian Holdings, Inc., 8.418%, Due 11/22/2032, 2024 2nd Lien Term Loan, (1 mo. USD Secured Overnight Financing Rate + 4.750%)	40,000	38,167
Mitchell International, Inc.,
6.668%, Due 6/17/2031, 2026 Term LoanF	1,188,128	1,130,777
8.918%, Due 6/17/2032, 2024 2nd Lien Term Loan, (1 mo. USD Secured Overnight Financing Rate + 5.250%)	115,000	102,889
RealPage, Inc.,
6.961%, Due 4/24/2028, 1st Lien Term Loan, (3 mo. USD Secured Overnight Financing Rate + 3.000%)	1,011,315	967,182
7.450%, Due 4/24/2028, 2024 Incremental Term Loan, (3 mo. USD Secured Overnight Financing Rate + 3.750%)	227,700	220,614
UKG, Inc., 6.167%, Due 2/10/2031, 2024 Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 2.500%)	1,626,825	1,552,203
Zelis Payments Buyer, Inc., 6.918%, Due 11/26/2031, 5th Amendment Term Loan, (1 mo. USD Secured Overnight Financing Rate + 3.250%)	969,424	936,464

		12,465,268

Total Technology		12,750,655

Utilities - 1.3%

Electric - 1.3%
Alpha Generation LLC, 5.418%, Due 9/30/2031, Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 1.750%)	948,646	945,411
Compass Power Generation LLC, 6.918%, Due 4/14/2029, 2025 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.250%)	778,455	782,067

		1,727,478

Total Utilities		1,727,478

Total Bank Loan Obligations (Cost $116,546,140)		112,947,910

CORPORATE OBLIGATIONS - 4.6%

Basic Materials - 0.2%

Chemicals - 0.2%
Celanese U.S. Holdings LLC,
6.500%, Due 4/15/2030	15,000	15,308
6.750%, Due 4/15/2033	15,000	15,390

See accompanying notes

American Beacon DoubleLine Floating Rate FundSM

Schedule of Investments

March 31, 2026

	Principal Amount	Fair Value

CORPORATE OBLIGATIONS - 4.6% (continued)

Basic Materials - 0.2% (continued)

Chemicals - 0.2% (continued)
Olin Corp., 6.625%, Due 4/1/2033J	$15,000	$14,673
Solstice Advanced Materials, Inc., 5.625%, Due 9/30/2033J	25,000	24,651
WR Grace Holdings LLC, 5.625%, Due 8/15/2029J	145,000	133,359

		203,381

Mining - 0.0%
Novelis Corp., 6.875%, Due 1/30/2030J	30,000	30,260

Total Basic Materials		233,641

Communications - 0.7%

Advertising - 0.1%
Clear Channel Outdoor Holdings, Inc.,
7.500%, Due 6/1/2029J	25,000	25,106
7.125%, Due 2/15/2031J	40,000	41,908
Lamar Media Corp., 5.375%, Due 11/1/2033J	50,000	48,936
Neptune Bidco U.S., Inc., 10.375%, Due 5/15/2031J	20,000	20,180

		136,130

Internet - 0.1%
Getty Images, Inc., 10.500%, Due 11/15/2030J	50,000	44,841
Wayfair LLC,
7.250%, Due 10/31/2029J	25,000	25,519
6.750%, Due 11/15/2032J	30,000	30,228

		100,588

Media - 0.3%
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.125%, Due 5/1/2027J	12,000	11,986
4.750%, Due 3/1/2030J	60,000	56,932
4.750%, Due 2/1/2032J	40,000	36,167
4.250%, Due 1/15/2034J	20,000	17,110
7.375%, Due 2/1/2036J	5,000	4,979
Directv Financing LLC, 8.875%, Due 2/1/2030J	55,000	54,878
DISH DBS Corp.,
5.750%, Due 12/1/2028J	55,000	53,196
5.125%, Due 6/1/2029	40,000	35,745
Gray Media, Inc.,
9.625%, Due 7/15/2032J	35,000	34,998
7.250%, Due 8/15/2033J	35,000	35,268
McGraw-Hill Education, Inc., 7.375%, Due 9/1/2031J	25,000	25,470
Nexstar Media, Inc.,
6.500%, Due 9/15/2033J	50,000	50,381
7.250%, Due 4/15/2034J	10,000	10,030
Univision Communications, Inc., 7.375%, Due 6/30/2030J	55,000	53,895

		481,035

Telecommunications - 0.2%
Cipher Compute LLC, 7.125%, Due 11/15/2030J	25,000	25,901
EchoStar Corp., 10.750%, Due 11/30/2029	50,000	54,012
Flash Compute LLC, 7.250%, Due 12/31/2030J	45,000	45,306
Level 3 Financing, Inc., 6.875%, Due 6/30/2033J	90,000	91,649
Uniti Services LLC, 7.500%, Due 10/15/2033J	20,000	20,793

		237,661

Total Communications		955,414

See accompanying notes

American Beacon DoubleLine Floating Rate FundSM

Schedule of Investments

March 31, 2026

	Principal Amount	Fair Value

CORPORATE OBLIGATIONS - 4.6% (continued)

Consumer, Cyclical - 1.2%

Airlines - 0.0%
United Airlines Holdings, Inc., 5.375%, Due 3/1/2031	$50,000	48,966

Auto Manufacturers - 0.0%
Nissan Motor Acceptance Co. LLC, 6.125%, Due 9/30/2030J	40,000	38,442

Auto Parts & Equipment - 0.2%
American Axle & Manufacturing, Inc.,
6.375%, Due 10/15/2032J	30,000	$29,692
7.750%, Due 10/15/2033J	20,000	19,470
Clarios Global LP/Clarios U.S. Finance Co., 6.750%, Due 9/15/2032J	85,000	85,680
Dornoch Debt Merger Sub, Inc., 6.625%, Due 10/15/2029J	65,000	57,774
Qnity Electronics, Inc., 6.250%, Due 8/15/2033J	35,000	35,390

		228,006

Distribution/Wholesale - 0.1%
Dealer Tire LLC/DT Issuer LLC, 8.000%, Due 2/1/2028J	90,000	87,520

Entertainment - 0.3%
Caesars Entertainment, Inc., 6.000%, Due 10/15/2032J	35,000	32,200
Discovery Global Holdings, Inc.,
4.054%, Due 3/15/2029	30,000	29,025
4.279%, Due 3/15/2032	15,000	13,275
5.050%, Due 3/15/2042	20,000	13,176
Light & Wonder International, Inc., 6.250%, Due 10/1/2033J	80,000	78,375
Rivers Enterprise Borrower LLC, 6.250%, Due 10/15/2030J	20,000	19,950
Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp., 6.625%, Due 2/1/2033J	110,000	109,172
Voyager Parent LLC, 9.250%, Due 7/1/2032J	40,000	41,529

		336,702

Home Builders - 0.0%
Taylor Morrison Communities, Inc., 5.750%, Due 11/15/2032J	40,000	40,035

Housewares - 0.0%
Newell Brands, Inc., 6.375%, Due 5/15/2030	20,000	19,198

Leisure Time - 0.4%
Acushnet Co., 5.625%, Due 12/1/2033J	50,000	49,613
Carnival Corp., 5.750%, Due 8/1/2032J	50,000	49,984
Life Time, Inc., 6.000%, Due 11/15/2031J	105,000	105,832
Lindblad Expeditions LLC, 7.000%, Due 9/15/2030J	35,000	35,735
NCL Corp. Ltd., 5.875%, Due 1/15/2031J	20,000	19,431
6.250%, Due 9/15/2033J	20,000	19,407
Sabre GLBL, Inc., 10.750%, Due 11/15/2029J	19,000	16,230
10.750%, Due 3/15/2030J	21,000	17,650
Viking Cruises Ltd., 5.875%, Due 10/15/2033J	160,000	157,970

		471,852

Lodging - 0.0%
Hilton Domestic Operating Co., Inc., 5.750%, Due 9/15/2033J	35,000	34,842

Retail - 0.2%
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 6.750%, Due 1/15/2030J	20,000	18,681
Michaels Cos., Inc., 8.500%, Due 3/15/2033J	25,000	24,337
QXO Building Products, Inc., 6.750%, Due 4/30/2032J	45,000	45,900
Staples, Inc., 10.750%, Due 9/1/2029J	60,000	55,489
Victra Holdings LLC/Victra Finance Corp., 8.750%, Due 9/15/2029J	145,000	150,490

		294,897

Total Consumer, Cyclical		1,600,460

See accompanying notes

American Beacon DoubleLine Floating Rate FundSM

Schedule of Investments

March 31, 2026

	Principal Amount	Fair Value

CORPORATE OBLIGATIONS - 4.6% (continued)

Consumer, Non-Cyclical - 0.7%

Commercial Services - 0.2%
Allied Universal Holdco LLC, 7.875%, Due 2/15/2031J	$35,000	$36,092
Dcli Bidco LLC, 7.750%, Due 11/15/2029J	65,000	65,727
Graham Holdings Co., 5.625%, Due 12/1/2033J	50,000	48,981
Herc Holdings, Inc.,
5.750%, Due 3/15/2031J	15,000	14,773
6.000%, Due 3/15/2034J	15,000	14,501
United Rentals North America, Inc., 5.375%, Due 11/15/2033J	35,000	34,033
Veritiv Operating Co., 10.500%, Due 11/30/2030J	35,000	36,374
VT Topco, Inc., 8.500%, Due 8/15/2030J	30,000	30,501
Wand NewCo 3, Inc., 7.625%, Due 1/30/2032J	70,000	71,575

		352,557

Food - 0.3%
Mars, Inc., 1.625%, Due 7/16/2032J	128,000	107,348
Mondelez International, Inc., 1.875%, Due 10/15/2032	127,000	107,789
Performance Food Group, Inc., 5.625%, Due 3/1/2034J	30,000	28,935
Post Holdings, Inc., 6.250%, Due 10/15/2034J	5,000	4,896
U.S. Foods, Inc., 5.750%, Due 4/15/2033J	39,000	38,827
United Natural Foods, Inc., 6.750%, Due 10/15/2028J	81,000	81,064

		368,859

Health Care - Services - 0.2%
IQVIA, Inc., 5.000%, Due 5/15/2027J	139,000	138,475
LifePoint Health, Inc., 10.000%, Due 6/1/2032J	30,000	30,637
Radiology Partners, Inc., 8.500%, Due 7/15/2032J	40,000	40,555
Select Medical Corp., 6.250%, Due 12/1/2032J	15,000	14,296
Tenet Healthcare Corp., 5.500%, Due 11/15/2032J	5,000	4,954
6.000%, Due 11/15/2033J	5,000	5,059

		233,976

Total Consumer, Non-Cyclical		955,392

Energy - 0.5%

Oil & Gas - 0.3%
Chord Energy Corp.,
6.000%, Due 10/1/2030J	40,000	40,531
6.750%, Due 3/15/2033J	35,000	36,135
CNX Resources Corp., 5.875%, Due 3/1/2034J	40,000	38,955
Kodiak Gas Services LLC,
6.500%, Due 10/1/2033J	25,000	25,270
6.750%, Due 10/1/2035J	25,000	25,398
Matador Resources Co.,
6.500%, Due 4/15/2032J	25,000	25,272
6.000%, Due 4/15/2034J	25,000	24,842
Nabors Industries, Inc.,
9.125%, Due 1/31/2030J	30,000	31,500
7.625%, Due 11/15/2032J	25,000	25,591
SM Energy Co., 7.000%, Due 8/1/2032J	40,000	40,844
WBI Operating LLC, 6.500%, Due 10/15/2033J	70,000	69,465
Weatherford International Ltd., 6.750%, Due 10/15/2033J	75,000	76,633

		460,436

Pipelines - 0.2%
Rockies Express Pipeline LLC, 6.750%, Due 3/15/2033J	60,000	61,763
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 6.750%, Due 3/15/2034J	20,000	20,100
Venture Global LNG, Inc., 8.375%, Due 6/1/2031J	65,000	67,599

See accompanying notes

American Beacon DoubleLine Floating Rate FundSM

Schedule of Investments

March 31, 2026

	Principal Amount	Fair Value

CORPORATE OBLIGATIONS - 4.6% (continued)

Energy - 0.5% (continued)

Pipelines - 0.2% (continued)
Venture Global Plaquemines LNG LLC,
6.125%, Due 12/15/2030J	$15,000	$15,426
7.500%, Due 5/1/2033J	25,000	27,480
6.500%, Due 1/15/2034J	45,000	46,910

		239,278

Total Energy		699,714

Financial - 0.4%

Diversified Financial Services - 0.2%
Azorra Finance Ltd., 7.250%, Due 1/15/2031J	55,000	55,533
Freedom Mortgage Holdings LLC, 8.375%, Due 4/1/2032J	25,000	24,593
OneMain Finance Corp., 7.500%, Due 5/15/2031	30,000	30,160
6.500%, Due 3/15/2033	95,000	90,813

		201,099

Insurance - 0.0%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.500%, Due 10/1/2031J	35,000	34,368

Real Estate - 0.1%
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp.,
5.250%, Due 4/15/2030J	30,000	28,277
9.750%, Due 4/15/2030J	15,000	15,923

		44,200

REITS - 0.1%
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 7.000%, Due 2/1/2030J	45,000	45,551
RHP Hotel Properties LP/RHP Finance Corp., 5.750%, Due 3/15/2034J	25,000	24,671
Starwood Property Trust, Inc., 5.250%, Due 10/15/2028J	60,000	59,316
XHR LP, 4.875%, Due 6/1/2029J	40,000	38,750

		168,288

Total Financial		447,955

Industrial - 0.6%

Aerospace/Defense - 0.0%
TransDigm, Inc.,
6.250%, Due 1/31/2034J	10,000	10,110
6.750%, Due 1/31/2034J	10,000	10,131

		20,241

Building Materials - 0.2%
Builders FirstSource, Inc., 6.375%, Due 3/1/2034J	120,000	118,466
Cornerstone Building Brands, Inc., 9.500%, Due 8/15/2029J	30,000	17,742
Quikrete Holdings, Inc., 6.750%, Due 3/1/2033J	35,000	35,547
Standard Building Solutions, Inc., 5.875%, Due 3/15/2034J	20,000	19,284

		191,039

Electrical Components & Equipment - 0.0%
Energizer Holdings, Inc., 6.000%, Due 9/15/2033J	35,000	32,779
WESCO Distribution, Inc., 5.500%, Due 4/15/2034J	20,000	19,697

		52,476

Environmental Control - 0.1%
GFL Environmental Holdings U.S., Inc., 5.500%, Due 2/1/2034J	65,000	63,752

See accompanying notes

American Beacon DoubleLine Floating Rate FundSM

Schedule of Investments

March 31, 2026

	Principal Amount	Fair Value

CORPORATE OBLIGATIONS - 4.6% (continued)

Industrial - 0.6% (continued)

Machinery - Diversified - 0.0%
Columbus McKinnon Corp., 7.125%, Due 2/1/2033J	$55,000	$54,975

Metal Fabricate/Hardware - 0.0%
Advanced Drainage Systems, Inc., 5.375%, Due 3/1/2034J	15,000	14,597

Packaging & Containers - 0.1%
Clydesdale Acquisition Holdings, Inc., 6.750%, Due 4/15/2032J	120,000	113,537

Transportation - 0.2%
Genesee & Wyoming, Inc., 6.250%, Due 4/15/2032J	69,000	69,824
Watco Cos. LLC/Watco Finance Corp., 7.125%, Due 8/1/2032J	125,000	128,377

		198,201

Total Industrial		708,818

Technology - 0.2%

Software - 0.2%
AthenaHealth Group, Inc., 6.500%, Due 2/15/2030J	80,000	75,090
Cloud Software Group, Inc.,
9.000%, Due 9/30/2029J	20,000	19,294
6.625%, Due 8/15/2033J	30,000	26,672
CoreWeave, Inc., 9.250%, Due 6/1/2030J	20,000	19,433
Ellucian Holdings, Inc., 6.500%, Due 12/1/2029J	45,000	43,954
OAK-Eagle Acquireco, Inc.,
7.250%, Due 7/1/2033J	30,000	31,083
8.750%, Due 7/1/2034J	15,000	15,704
UKG, Inc., 6.875%, Due 2/1/2031J	55,000	53,752

		284,982

Total Technology		284,982

Utilities - 0.1%

Electric - 0.1%
NRG Energy, Inc., 6.000%, Due 2/1/2033J	35,000	35,009
Talen Energy Supply LLC, 6.250%, Due 2/1/2034J	35,000	34,610

		69,619

Total Utilities		69,619

Total Corporate Obligations (Cost $5,998,287)		5,955,995

FOREIGN CORPORATE OBLIGATIONS - 0.4%

Communications - 0.0%

Telecommunications - 0.0%
Altice France SA, 6.875%, Due 7/15/2032J	19,795	18,756

Consumer, Non-Cyclical - 0.1%

Commercial Services - 0.1%
Garda World Security Corp.,
6.500%, Due 1/15/2031J	35,000	35,485
8.250%, Due 8/1/2032J	85,000	84,110

		119,595

Financial - 0.2%

Diversified Financial Services - 0.2%
Global Aircraft Leasing Co. Ltd., 8.750%, Due 9/1/2027J	200,000	202,908

See accompanying notes

American Beacon DoubleLine Floating Rate FundSM

Schedule of Investments

March 31, 2026

	Principal Amount	Fair Value

FOREIGN CORPORATE OBLIGATIONS - 0.4% (continued)

Industrial - 0.1%

Machinery - Diversified - 0.1%
TK Elevator U.S. Newco, Inc., 5.250%, Due 7/15/2027J	$139,000	$138,637

Transportation - 0.0%
Seaspan Corp., 5.500%, Due 8/1/2029J	55,000	51,531

Total Industrial		190,168

Total Foreign Corporate Obligations (Cost $533,366)		531,427

	Shares

FOREIGN COMMON STOCKS - 0.1% (Cost 137,716)

Communication Services - 0.1%

Diversified Telecommunication Services - 0.1%
Altice France Lux 3/Altice Holdings 1A B C	5,056	85,420

SHORT-TERM INVESTMENTS - 10.2% (Cost $13,198,054)

Investment Companies - 10.2%
American Beacon U.S. Government Money Market Select Fund, 3.56%K L	13,198,054	13,198,054

TOTAL INVESTMENTS - 102.9% (Cost $137,862,948)		132,720,215
LIABILITIES, NET OF OTHER ASSETS - (2.9%)		(3,684,727)

TOTAL NET ASSETS - 100.0%		$129,035,488

Percentages are stated as a percent of net assets.

A Non-income producing security.

B Value was determined using significant unobservable inputs.

C Security has been fair valued pursuant to the Manager’s procedures related to pricing that is not available after the close of exchange or the available price does not reflect the security’s true market value. At period end, the value of these securities amounted to $85,420 or 0.1% of net assets.

D A type of Preferred Stock that has no maturity date.

E Bank loan obligations, unless otherwise stated, carry a floating rate of interest. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

F Coupon rates may not be available for all or a portion of bank loans that are unsettled and/or unfunded as of March 31, 2026.

G Default Security. At period end, the amount of securities in default was $0 or 0.0% of net assets.

H Zero coupon bank loan.

I All or a portion of the security is an Unfunded Loan Commitment. The rate represents the current interest rate if the loan is partially funded.

J Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $6,014,565 or 4.7% of net assets. The Fund has no right to demand registration of these securities.

K The Fund is affiliated by having the same investment advisor.

L 7-day yield.

LLC - Limited Liability Company.

LP - Limited Partnership.

PIK - Payment in Kind.

PLC - Public Limited Company.

PRIME - A rate, charged by banks, based on the U.S. Federal Funds rate.

USD - United States Dollar.

See accompanying notes

American Beacon DoubleLine Floating Rate FundSM

Schedule of Investments

March 31, 2026

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of March 31, 2026, the investments were classified as described below:

American Beacon DoubleLine Floating Rate Fund	Level 1	Level 2	Level 3		Total
Assets
Common Stocks	$–	$1,409	$0	(1)	$1,409	(1)
Preferred Stocks	–	–	0	(1)	0	(1)
Bank Loan Obligations	–	112,947,910	0	(1)	112,947,910	(1)
Corporate Obligations	–	5,955,995	–		5,955,995
Foreign Corporate Obligations	–	531,427	–		531,427
Foreign Common Stocks	–	–	85,420		85,420
Short-Term Investments	13,198,054	–	–		13,198,054

Total Investments in Securities - Assets	$13,198,054	$119,436,741	$85,420	(1)	$132,720,215

(1)	Includes investments held in the Fund’s portfolio with $0 fair value.

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the year ended March 31, 2026, one Foreign Common Stock was transferred from Level 2 to Level 3 with a fair value of $54,483.

The following table is a reconciliation of Level 3 assets within the Fund for which significant unobservable inputs were used to determine fair value. Transfers in or out of Level 3 represent the ending value of any security or instrument where a change in the level has occurred from the beginning to the end of the year:

Security Type	Balance as of 3/31/2025		Purchases	Sales	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3	Transfer out of Level 3	Balance as of 3/31/2026		Unrealized Appreciation (Depreciation) at Year End*
Common Stocks	$121,912		$158,774	$477,283	$–	$427,681	$(231,084)	$–	$–	$0	(1)	$(158,774)
Preferred Stocks	–		339,302	–	–	–	(339,302)	–	–	0	(1)	(339,302)
Bank Loan Obligations	1,315		705,979	8,965	1,344	94	(699,767)	–	–	0	(1)	(934,165)
Foreign Common Stocks	0	(1)	31,253	–	–	–	(316)	54,483	–	85,420		(52,297)

	$123,227		$1,235,308	$486,248	$1,344	$427,775	$(1,270,469)	$54,483	$–	$85,420		$(1,484,538)

*

Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at year end. This balance is included in the change in unrealized appreciation (depreciation) on the Statements of Operations

(1)	Includes investments held in the Fund’s portfolio with $0 fair value.

For the year ended March 31, 2026, three common stocks, one preferred stock, and two bank loan obligations have been fair valued at $0 and one Foreign Common Stock has been valued at $85,420 by the Valuation Committee using significant unobservable inputs.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

American Beacon DoubleLine Floating Rate Fund	Fair Value as of March 31,2026	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)	Impact to valuation from an increase to input
Foreign Common Stocks	$85,420	Market Comparables	Market Quotes	$16.895	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security

See accompanying notes

American Beacon DoubleLine Select Income FundSM

Schedule of Investments

March 31, 2026

	Principal Amount	Fair Value

CORPORATE OBLIGATIONS - 43.9%

Communications - 3.7%

Telecommunications - 3.7%
AT&T, Inc., 4.300%, Due 12/15/2042	$11,015,000	$9,143,188
T-Mobile USA, Inc., 5.500%, Due 1/15/2055	4,500,000	4,127,068

		13,270,256

Total Communications		13,270,256

Energy - 15.1%

Pipelines - 15.1%
Cheniere Energy, Inc., 5.650%, Due 4/15/2034	3,500,000	3,603,343
Energy Transfer LP, 5.750%, Due 2/15/2033	8,000,000	8,320,019
Enterprise Products Operating LLC, 5.550%, Due 2/16/2055	5,000,000	4,809,649
Flex Intermediate Holdco LLC, 4.317%, Due 12/30/2039A	5,750,000	4,823,488
Kinder Morgan, Inc., 5.550%, Due 6/1/2045	5,500,000	5,246,041
MPLX LP, 5.400%, Due 9/15/2035	8,000,000	7,964,240
ONEOK, Inc., 6.625%, Due 9/1/2053	3,500,000	3,591,673
Venture Global Calcasieu Pass LLC, 6.250%, Due 1/15/2030A	5,000,000	5,114,110
Western Midstream Operating LP, 5.250%, Due 2/1/2050	6,000,000	5,060,512
Williams Cos., Inc., 6.300%, Due 4/15/2040	5,000,000	5,291,537

		53,824,612

Total Energy		53,824,612

Financial - 6.8%

Diversified Financial Services - 1.5%
Pluto 2 GIP Sharon Finco, 6.640%, Due 9/30/2046B C	5,000,000	5,126,500

Investment Companies - 1.7%
HA Sustainable Infrastructure Capital, Inc., 6.375%, Due 7/1/2034	6,000,000	6,039,727

Real Estate - 1.4%
AZ Battery Property LLC, 6.730%, Due 2/20/2046B C	4,996,668	4,925,179

REITS - 2.2%
Crown Castle, Inc., 5.100%, Due 5/1/2033	8,000,000	7,886,883

Total Financial		23,978,289

Industrial - 1.3%

Transportation - 1.3%
Burlington Northern Santa Fe LLC, 5.200%, Due 4/15/2054	5,000,000	4,601,119

Technology - 2.1%

Semiconductors - 2.1%
Foundry JV Holdco LLC,
6.150%, Due 1/25/2032A	2,000,000	2,087,973
5.875%, Due 1/25/2034A	2,000,000	2,024,996
6.300%, Due 1/25/2039A	3,000,000	3,124,804

		7,237,773

Total Technology		7,237,773

Utilities - 14.9%

Electric - 14.9%
Ameren Corp., 5.375%, Due 3/15/2035	6,000,000	6,065,194
Basin Electric Power Cooperative, 7.690%, Due 12/17/2028B C	375,000	391,834
Duke Energy Florida LLC, 5.875%, Due 11/15/2033	5,000,000	5,308,452
Entergy Arkansas LLC, 5.450%, Due 6/1/2034	3,000,000	3,086,206
Eversource Energy, 5.125%, Due 5/15/2033	8,500,000	8,471,660

See accompanying notes

American Beacon DoubleLine Select Income FundSM

Schedule of Investments

March 31, 2026

	Principal Amount	Fair Value

CORPORATE OBLIGATIONS - 43.9% (continued)

Utilities - 14.9% (continued)

Electric - 14.9% (continued)
Exelon Corp., 5.300%, Due 3/15/2033	$7,400,000	$7,575,877
ITC Holdings Corp., 5.400%, Due 6/1/2033A	7,500,000	7,622,959
Sempra, 5.500%, Due 8/1/2033	5,000,000	5,148,910
Southern Co., 5.500%, Due 3/15/2029	9,150,000	9,427,707

		53,098,799

Total Utilities		53,098,799

Total Corporate Obligations (Cost $156,759,231)		156,010,848

FOREIGN CORPORATE OBLIGATIONS - 4.0%

Energy - 1.4%

Energy - Alternate Sources - 0.5%
Energia Eolica SA, 6.000%, Due 8/30/2034D	1,726,442	1,618,366

Pipelines - 0.9%
Fermaca Enterprises S de Real de CV,
6.375%, Due 3/30/2038D	1,181,893	1,191,349
6.375%, Due 3/30/2038A	2,169,379	2,186,734

		3,378,083

Total Energy		4,996,449

Industrial - 0.8%

Transportation - 0.8%
Lima Metro Line 2 Finance Ltd.,
5.875%, Due 7/5/2034A	2,423,174	2,469,808
5.875%, Due 7/5/2034D	130,479	132,990

		2,602,798

Utilities - 1.8%

Electric - 1.8%
Comision Federal de Electricidad, 6.045%, Due 1/28/2034A	3,000,000	2,907,300
Emirates Semb Corp. Water & Power Co. PJSC, 4.450%, Due 8/1/2035A	2,000,000	1,831,933
Transelec SA, 3.875%, Due 1/12/2029A	1,750,000	1,703,519

		6,442,752

Total Utilities		6,442,752

Total Foreign Corporate Obligations (Cost $14,548,887)		14,041,999

ASSET-BACKED OBLIGATIONS - 42.9%
AASET MT-1 Ltd., 6.010%, Due 2/16/2050, 2025-2A BA	4,728,421	4,683,765
AASET Trust, 6.900%, Due 5/16/2049, 2024-1A BA	6,813,289	6,910,682
ALTDE Trust, 6.534%, Due 8/15/2050, 2025-1A BA	3,471,305	3,497,943
American Credit Acceptance Receivables Trust, 4.900%, Due 3/12/2029, 2025-1 BA	4,510,000	4,518,907
APL Finance DAC, 5.280%, Due 3/20/2036, 2025-1A BA	1,425,000	1,427,446
Blue Stream Issuer LLC, 8.898%, Due 5/20/2053, 2023-1A CA	2,000,000	2,030,248
Cloud Capital Holdco LP, 5.923%, Due 11/22/2049, 2024-2A A2A	3,500,000	3,504,526
Compass Datacenters Issuer II LLC, 5.756%, Due 5/25/2050, 2025-1A B1A	2,000,000	1,998,482
CyrusOne Data Centers Issuer I LLC, 5.450%, Due 4/20/2048, 2023-1A BA	1,263,686	1,248,555
DataBank Issuer II LLC, 5.180%, Due 9/27/2055, 2025-1A A2A	6,000,000	5,820,074
Diversified ABS X LLC, 5.945%, Due 2/28/2045, 2025-1A A1A	4,242,117	4,256,806
GAIA Aviation Ltd., 3.967%, Due 12/15/2044, 2019-1 AA	1,948,174	1,921,094
Gilead Aviation LLC, 5.789%, Due 3/15/2050, 2025-1A AA	4,749,547	4,783,721
GM Financial Consumer Automobile Receivables Trust, 4.880%, Due 8/16/2028, 2022-4 A4	1,100,000	1,102,816

See accompanying notes

American Beacon DoubleLine Select Income FundSM

Schedule of Investments

March 31, 2026

	Principal Amount	Fair Value

ASSET-BACKED OBLIGATIONS - 42.9% (continued)
GoodLeap Sustainable Home Solutions Trust, 2.410%, Due 5/20/2048, 2021-3CS BA	$2,752,582	$1,709,686
GreenSky Home Improvement Issuer Trust, 6.220%, Due 3/25/2060, 2025-1A DA	9,025,000	9,079,941
HERO Funding Trust,
3.990%, Due 9/20/2040, 2015-2A AA	8,347	7,993
3.910%, Due 9/20/2042, 2016-3A A2A	244,434	231,815
4.290%, Due 9/20/2047, 2016-4A A2A	631,741	604,508
Horizon Aircraft Finance II Ltd., 3.721%, Due 7/15/2039, 2019-1 AA	1,248,747	1,239,333
JOL Air Ltd., 3.967%, Due 4/15/2044, 2019-1 AA	2,380,893	2,377,559
Luminace ABS Issuer LLC, 5.870%, Due 10/30/2031, 2024-1 AA	6,513,384	6,414,037
MetroNet Infrastructure Issuer LLC, 7.830%, Due 8/20/2055, 2025-2A CA	3,000,000	3,044,881
Mosaic Solar Loan Trust,
3.280%, Due 9/20/2040, 2019-2A BA	1,313,235	1,171,240
4.010%, Due 6/22/2043, 2018-1A AA	1,056,344	995,036
6.120%, Due 8/22/2050, 2025-1A AA	4,063,565	4,011,000
1.920%, Due 6/20/2052, 2021-3A BA	2,439,880	1,760,492
3.160%, Due 1/20/2053, 2022-1A BA	1,660,713	1,143,440
MP LLC, 5.547%, Due 11/15/2065, 2025-1A AA	5,936,821	5,882,778
Navigator Aviation Ltd., 5.894%, Due 10/15/2050, 2025-1 BA	4,880,230	4,781,134
NP SPE II LLC, 3.372%, Due 10/21/2047, 2017-1A A1A	939,074	911,644
PureWest ABS Issuer LLC, 5.685%, Due 4/5/2040	3,893,148	3,878,807
QTS Issuer ABS I LLC, 5.928%, Due 5/25/2055, 2025-1A BA	5,000,000	4,888,842
QTS Issuer ABS II LLC, 5.778%, Due 10/5/2055, 2025-1A BA	4,750,000	4,594,428
Redaptive EAAS Issuer LLC, 5.940%, Due 3/25/2042, 2025-1A AA	1,205,113	1,202,434
Santander Drive Auto Receivables Trust, 4.490%, Due 8/15/2029, 2022-3 C	2,230,793	2,232,454
Scalelogix ABS U.S. Issuer LLC, 6.158%, Due 7/25/2055, 2025-1A BA	1,950,000	1,916,005
Shenton Aircraft Investment I Ltd., 4.750%, Due 10/15/2042, 2015-1A AA	78,102	78,102
SSI ABS Issuer LLC, 6.150%, Due 7/25/2065, 2025-1 AA	4,822,051	4,777,589
Stack Infrastructure Issuer LLC, 5.000%, Due 5/25/2050, 2025-1A A2A	5,280,000	5,202,321
Start Ltd., 4.089%, Due 5/15/2043, 2018-1 AA	116,755	119,675
Sunnova Helios II Issuer LLC,
2.010%, Due 7/20/2048, 2021-B BA	1,061,890	705,666
4.870%, Due 7/20/2048, 2018-1A AA	1,108,090	1,069,373
Sunnova Helios IV Issuer LLC, 2.980%, Due 6/20/2047, 2020-AA AA	886,634	778,457
Switch ABS Issuer LLC, 10.033%, Due 6/25/2054, 2024-2A CA	5,000,000	5,096,876
Tesla Auto Lease Trust, 4.820%, Due 10/20/2027, 2024-B A3A	3,236,031	3,242,037
Thunderbolt II Aircraft Lease Ltd.,
5.960%, Due 9/15/2038, 2018-A AA	144,108	144,180
7.680%, Due 9/15/2038, 2018-A BA	167,272	166,436
Vantage Data Centers Issuer LLC, 6.000%, Due 11/15/2055, 2025-3A BA	4,250,000	4,112,914
Vital Care Issuer LLC, 6.737%, Due 1/30/2056, 2025-1A A2A	3,000,000	3,015,270
Vivint Solar Financing V LLC, 4.730%, Due 4/30/2048, 2018-1A AA	4,009,222	3,896,457
Willis Engine Structured Trust VIII, 5.582%, Due 6/15/2050, 2025-A AA	4,866,299	4,925,000
Wireless PropCo Funding LLC, 8.512%, Due 6/25/2055, 2025-1A CA	3,600,000	3,627,520

Total Asset-Backed Obligations (Cost $156,033,843)		152,742,425

U.S. TREASURY OBLIGATIONS - 6.9%
U.S. Treasury Notes,
4.250%, Due 6/30/2029	4,000,000	4,048,438
3.750%, Due 1/31/2031	6,000,000	5,948,906
3.500%, Due 2/28/2031	7,500,000	7,354,688
3.750%, Due 2/28/2033	7,500,000	7,328,906

		24,680,938

Total U.S. Treasury Obligations (Cost $24,861,425)		24,680,938

See accompanying notes

American Beacon DoubleLine Select Income FundSM

Schedule of Investments

March 31, 2026

	Shares	Fair Value

SHORT-TERM INVESTMENTS - 1.2% (Cost $4,407,812)

Investment Companies - 1.2%
American Beacon U.S. Government Money Market Select Fund, 3.56%E F	4,407,812	$4,407,812

TOTAL INVESTMENTS - 98.9% (Cost $356,611,198)		351,884,022
OTHER ASSETS, NET OF LIABILITIES - 1.1%		3,988,936

TOTAL NET ASSETS - 100.0%		$355,872,958

Percentages are stated as a percent of net assets.

A Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $181,425,972 or 51.0% of net assets. The Fund has no right to demand registration of these securities.

B Security has been fair valued pursuant to the Manager’s procedures related to pricing that is not available after the close of exchange or the available price does not reflect the security’s true market value. At period end, the value of these securities amounted to $10,443,513 or 2.9% of net assets.

C Value was determined using significant unobservable inputs.

D Reg S - Security purchased under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

E The Fund is affiliated by having the same investment advisor.

F 7-day yield.

DAC - Designated Activity Company.

LLC - Limited Liability Company.

LP - Limited Partnership.

PJSC - Public Joint Stock Company.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of March 31, 2026, the investments were classified as described below:

DoubleLine Select Income Fund	Level 1	Level 2	Level 3	Total
Assets
Corporate Obligations	$–	$145,567,335	$10,443,513	$156,010,848
Foreign Corporate Obligations	–	14,041,999	–	14,041,999
Asset-Backed Obligations	–	152,742,425	–	152,742,425
U.S. Treasury Obligations	–	24,680,938	–	24,680,938
Short-Term Investments	4,407,812	–	–	4,407,812

Total Investments in Securities - Assets	$4,407,812	$337,032,697	$10,443,513	$351,884,022

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the year ended March 31, 2026, one Foreign Corporate Obligation was transferred out of Level 3 to Level 2 with a fair value of $1,618,366.

The following table is a reconciliation of Level 3 assets within the Fund for which significant unobservable inputs were used to determine fair value. Transfers in or out of Level 3 represent the ending value of any security or instrument where a change in the level has occurred from the beginning to the end of the year:

Security Type	Balance as of 3/31/2025	Purchases	Sales	Maturity/ Settlement	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3	Transfer out of Level 3	Balance as of 3/31/2026	Unrealized Appreciation (Depreciation) at Year End*
Corporate Obligations	$5,154,000	$5,500,000	$128,332	$–	$(417)	$(1,217)	$(80,521)	$–	$–	$10,443,513	$73,479
Foreign Corporate Obligations	2,474,761	–	451,522	313,884	5,202	2,953	(99,144)	–	1,618,366	–	–

	$7,628,761	$5,500,000	$579,854	313,884	$4,785	$1,736	$(179,665)	$–	$1,618,366	$10,443,513	$73,479

*

Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at year end. This balance is included in the change in unrealized appreciation (depreciation) on the Statements of Operations

See accompanying notes

American Beacon DoubleLine Select Income FundSM

Schedule of Investments

March 31, 2026

For the year ended March 31, 2026, three corporate obligations have been fair valued at $10,443,513 by the Valuation Committee using significant unobservable inputs.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

American Beacon DoubleLine Select Income Fund	Fair Value as of March 31,2026	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)	Impact to valuation from an increase to input
Corporate Bonds	$10,443,512	Market Comparables	Market Quotes	$98.57-$104.49 ($100.69)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security

See accompanying notes

American Beacon FundsSM

Statements of Assets and Liabilities

March 31, 2026

	DoubleLine Floating Rate Fund	DoubleLine Select Income Fund
Assets:
Investments in unaffiliated securities, at fair value†	$119,522,161	$347,476,210
Investments in affiliated securities, at fair value‡	13,198,054	4,407,812
Cash	23,773	1,626,204
Dividends and interest receivable	1,089,748	2,627,628
Receivable for investments sold	9,824,703	-
Receivable for fund shares sold	1,335	101,084
Receivable for expense reimbursement (Note 2)	84,875	58,325
Other receivables	98	-
Prepaid expenses	139,093	38,068

Total assets	143,883,840	356,335,331

Liabilities:
Payable for investments purchased	14,085,435	-
Payable for fund shares redeemed	87,310	27,757
Unfunded loan commitments	268,874	-
Management and sub-advisory fees payable (Note 2)	86,109	254,829
Service fees payable (Note 2)	18,160	4,874
Transfer agent fees payable (Note 2)	48,404	51,986
Custody and fund accounting fees payable	77,532	27,018
Professional fees payable	139,701	74,277
Trustee fees payable (Note 2)	2,333	1,586
Payable for prospectus and shareholder reports	27,646	3,464
Other liabilities	6,848	16,582

Total liabilities	14,848,352	462,373

Commitments and contingent liabilities (Note 1 and Note 2)

Net assets	$129,035,488	$355,872,958

Analysis of net assets:
Paid-in-capital	$193,389,633	$397,437,804
Total distributable earnings (deficits)A	(64,354,145)	(41,564,846)

Net assets	$129,035,488	$355,872,958

See accompanying notes

American Beacon FundsSM

Statements of Assets and Liabilities

March 31, 2026

	DoubleLine Floating Rate Fund	DoubleLine Select Income Fund
Shares outstanding at no par value (unlimited shares authorized):
R5 ClassB	1,173,943	N/A

Y ClassC	10,175,435	36,715,577

Investor ClassD	1,889,820	950,191

A ClassB	844,353	N/A

C ClassB	465,015	N/A

R6 ClassB	N/A	1,043

Net assets:
R5 ClassB	$10,406,240	N/A

Y ClassC	$90,193,944	$346,878,859

Investor ClassD	$16,799,018	$8,984,244

A ClassB	$7,505,509	N/A

C ClassB	$4,130,777	N/A

R6 ClassB	N/A	$9,855

Net asset value, offering and redemption price per share:
R5 ClassB	$8.86	N/A

Y ClassC	$8.86	$9.45

Investor ClassD	$8.89	$9.46

A ClassB	$8.89	N/A

A Class (offering price)	$9.12	N/A

C ClassB	$8.88	N/A

R6 ClassB	N/A	$9.45

† Cost of investments in unaffiliated securities	$124,664,894	$352,203,386
‡ Cost of investments in affiliated securities	$13,198,054	$4,407,812

A The Fund’s investments in affiliated securities did not have a change in unrealized appreciation (depreciation) at year end.

B Class launched on February 20, 2026 and commenced operations on February 23, 2026. See Note 1 in the Notes to Financial Statements for additional information.

C Formerly known as Class I. See Note 1 in the Notes to Financial Statements for additional information.

D Formerly known as Class N. See Note 1 in the Notes to Financial Statements for additional information.

See accompanying notes

American Beacon FundsSM

Statements of Operations

For the year ended March 31, 2026

	DoubleLine Floating Rate Fund		DoubleLine Select Income Fund
Investment income:
Dividend income from unaffiliated securities	$317,657		$309,026
Dividend income from affiliated securities (Note 2)	29,763		36,655
Interest income	8,617,437		18,763,471
Other income	62		-

Total investment income	8,964,919		19,109,152

Expenses:
Management and sub-advisory fees (Note 2)	594,875		1,762,469
Transfer agent fees (Note 2):
R5 ClassA	2,724		-
Y ClassB	90,895		121,033
Investor ClassC	12,749		2,006
A ClassA	1,171		-
C ClassA	821		-
R6 ClassA	-		305
Custody and fund accounting fees	116,649		70,086
Professional fees	156,266		133,314
Registration fees and expenses	61,688		44,474
Service fees (Note 2):
Investor ClassC	6,904		3,629
A ClassA	1,996		-
C ClassA	1,145		-
Distribution fees (Note 2):
Investor ClassC	34,920	D	15,679	D
A ClassA	1,996		-
C ClassA	4,581		-
Prospectus and shareholder report expenses	30,122		20,735
Trustee fees (Note 2)	4,137		13,749
Loan interest expense (Note 2)	5,453		-
Line of credit interest expense (Note 9)	6,838		-
Other expenses	62,317		55,057

Total expenses	1,198,247		2,242,536

Net fees waived and expenses (reimbursed) (Note 2)	(227,285	)E	(75,749)

Net expenses	970,962		2,166,787

Net investment income	7,993,957		16,942,365

Realized and unrealized gain (loss) from investments:
Net realized (loss) from:
Investments in unaffiliated securitiesF	(1,049,545)		(5,114,351)
Change in net unrealized appreciation (depreciation) of:
Investments in unaffiliated securitiesG	(95,528)		4,532,330

Net (loss) from investments	(1,145,073)		(582,021)

Net increase in net assets resulting from operations	$6,848,884		$16,360,344

A Class launched on February 20, 2026 and commenced operations on February 23, 2026. See Note 1 in the Notes to Financial Statements for additional information.

B Formerly known as Class I. See Note 1 in the Notes to Financial Statements for additional information.

C Formerly known as Class N. See Note 1 in the Notes to Financial Statements for additional information.

D This expense represents Distribution fees paid to the previous Distributor prior to the Reorganization. See Note 2 in the Notes to Financial Statements for additional information.

E This expense includes $129,854 of fees waived by the Acquired Floating Rate Fund prior to the Reorganization. See Note 1 in the Notes to Financial Statements for additional information.

F The Fund did not recognize net realized gains (losses) from the sale of investments in affiliated securities.

G The Fund’s investments in affiliated securities did not have a change in unrealized appreciation (depreciation) at year end.

See accompanying notes

American Beacon FundsSM

Statements of Changes in Net Assets

	DoubleLine Floating Rate Fund		DoubleLine Select Income Fund
	Year Ended March 31, 2026	Year Ended March 31, 2025	Year Ended March 31, 2026	Year Ended March 31, 2025
Increase (decrease) in net assets:
Operations:
Net investment income	$7,993,957	$13,326,175	$16,942,365	$15,595,249
Net realized (loss) from investments in unaffiliated securities	(1,049,545)	(1,764,778)	(5,114,351)	(4,124,672)
Change in net unrealized appreciation (depreciation) of investments in unaffiliated securities	(95,528)	(1,125,440)	4,532,330	11,788,308

Net increase in net assets resulting from operations	6,848,884	10,435,957	16,360,344	23,258,885

Distributions to shareholders:
Total retained earnings:
R5 ClassA	(42,744)	-	-	-
Y ClassB	(6,175,438)	(12,087,832)	(15,187,823)	(15,412,073)
Investor ClassC	(939,120)	(1,310,019)	(302,393)	(275,504)
A ClassA	(29,824)	-	-	-
C ClassA	(16,566)	-	-	-
R6 ClassA	-	-	(39)	-

Net distributions to shareholders	(7,203,692)	(13,397,851)	(15,490,255)	(15,687,577)

Capital share transactions (Note 9):
Proceeds from sales of shares	27,213,259	50,038,893	43,244,161	35,609,004
Reinvestment of dividends and distributions	3,521,405	4,858,892	2,514,912	1,422,341
Issued in reorganization	51,312,963	-	-	-
Cost of shares redeemed	(105,204,544)	(78,728,111)	(53,670,698)	(47,571,488)

Net (decrease) in net assets from capital share transactions	(23,156,917)	(23,830,326)	(7,911,625)	(10,540,143)

Net (decrease) in net assets	(23,511,725)	(26,792,220)	(7,041,536)	(2,968,835)

Net assets:
Beginning of year	152,547,213	179,339,433	362,914,494	365,883,329

End of year	$129,035,488	$152,547,213	$355,872,958	$362,914,494

A Class launched on February 20, 2026 and commenced operations on February 23, 2026. See Note 1 in the Notes to Financial Statements for additional information.

B Formerly known as Class I. See Note 1 in the Notes to Financial Statements for additional information.

C Formerly known as Class N. See Note 1 in the Notes to Financial Statements for additional information.

See accompanying notes

American Beacon FundsSM

Notes to Financial Statements

March 31, 2026

1. Organization and Significant Accounting Policies

American Beacon Funds (the “Trust”) is organized as a Massachusetts business trust. The Funds, each a series within the Trust, are registered under the Investment Company Act of 1940, as amended (the “Act”), as diversified, open-end management investment companies. As of March 31, 2026, the Trust consists of twenty-seven active series, two of which are presented in this filing: American Beacon DoubleLine Floating Rate Fund and American Beacon DoubleLine Select Income Fund (collectively, the “Funds” and each individually a “Fund”). The remaining twenty-five active series are reported in separate filings.

American Beacon Advisors, Inc. (the “Manager”) is a Delaware corporation and a wholly-owned subsidiary of Resolute Investment Managers, Inc. (“RIM”) organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors. The Manager is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). The Manager is an indirect wholly-owned subsidiary of Resolute Topco, Inc. (“Topco”), which is owned primarily by various institutional investment funds that are managed by financial institutions and other investment advisory firms. No owner of Topco owns 25% or more of the outstanding equity or voting interests of Topco.

Fund Reorganizations

On August 25, 2025, the Board of Trustees (the “Board”) of the American Beacon Funds (the “Trust”) approved a Plan of Reorganization and Termination (the “Reorganization Plan”) pursuant to which the DoubleLine Floating Rate Fund (the “Acquired Floating Rate Fund”), a series of DoubleLine Funds Trust, would be reorganized into the American Beacon DoubleLine Floating Rate Income Fund (the “Acquiring Floating Rate Fund”), a series of the Trust (the “Reorganization”). The Board has subsequently approved the following additional matters in connection with the Reorganization: (1) a change in the name of the Fund to the American Beacon DoubleLine Floating Rate Fund; and (2) a reverse share split of the shares of each class of the Fund to align with the net asset value (“NAV”) per share of the Acquiring Floating Rate Fund as of the closing NAV on February 20, 2026 (the “Closing Date”).

On the Closing Date, the Acquiring Floating Rate Fund effected a reverse share split (the “Reverse Share Split”) of the shares of each class of the Fund immediately prior to the Reorganization. The NAV per share of the A Class, C Class and Investor Class shares of the Fund aligned with that of the Class N shares of the Acquired Floating Rate Fund, and the NAV per share of the Y Class and R5 Class shares of the Fund aligned with that of the Class I shares of the Acquired Floating Rate Fund.

Pursuant to the Reorganization Plan approved by the Board, the Acquired Fund was reorganized into the Acquiring Fund on February 20, 2026. In connection with the reorganization, each shareholder of the Acquired Fund received Acquiring Fund shares equal in value to the number of Acquired Fund shares owned on the Closing Date. The Acquiring Fund has the same investment advisor, investment objective and fundamental investment policies, and a substantially similar investment strategy, as the Acquired Fund. The Y Class shares of the Acquiring Floating Rate Fund have adopted the performance history and financial statements of the Class I shares of the Acquired Floating Rate Fund, and the Investor Class shares of the Acquiring Floating Rate Fund have adopted the performance history and financial statements of the Class N shares of the Acquired Floating Rate Fund. No sales loads, commissions or other transactional fees were imposed on shareholders in connection with the exchange of their shares. Effective as of the Closing Date, the Acquired Fund ceased operations.

American Beacon FundsSM

Notes to Financial Statements

March 31, 2026

Class shares outstanding, net assets applicable to each class and NAV per share outstanding immediately before the Reorganization were as follows:

Share Class	Pre-Split NAV	Post-Split NAV	Reverse Split Ratio	Net Asset Acquired	Exchanged Shares of Acquiring Fund Issued	Value of Exchanged Shares	Acquiring Fund’s Shares Outstanding as of February 20, 2026	Acquired Fund’s Net Assets before acquisition	Acquired Fund’s Shares Outstanding as of February 20, 2026
R5	$7.2207	$8.9310	0.8085	$10,966,815	1,227,949	$10,966,815	1,227,949	-	-
Y	7.2256	8.9310	0.8090	22,648,160	2,535,904	22,648,160	2,535,904	$80,894,713	9,057,789
Investor	7.1923	8.9581	0.8029	5,727,801	639,399	5,727,801	639,399	12,164,839	1,357,977
A	7.2102	8.9581	0.8049	7,510,540	838,408	7,510,540	838,408	-	-
C	7.2298	8.9581	0.8071	4,459,647	497,834	4,459,647	497,834	-	-

The Reorganization was structured to qualify as a tax-free reorganization under the Internal Revenue Code for federal income tax purposes.

Class shares outstanding, net assets applicable to each class and NAV per share outstanding immediately after the Reorganization were as follows:

Acquiring Fund Class – After Reorganization	Shares Outstanding	Net Assets	NAV Per Share
R5	1,227,949	$10,966,815	$8.9310
Y	11,593,693	103,542,873	8.9310
Investor	1,997,376	17,892,640	8.9581
A	838,408	7,510,540	8.9581
C	497,834	4,459,647	8.9581

The cost, fair value and net unrealized appreciation (depreciation) of the investments of the Acquiring Floating Rate Fund immediately before the date of Reorganization, were as follows:

Acquiring Fund – Prior to Reorganization
Cost of investments	$50,452,016
Fair value of investments	47,624,844
Net unrealized appreciation of investments	(2,827,172)

For financial reporting purposes, assets received and shares issued by the Acquiring Floating Rate Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Floating Rate Fund were carried forward to align ongoing reporting of the Acquiring Floating Rate Fund’s realized and unrealized gains and losses with the amount distributable to shareholders for tax purposes.

Assuming the Reorganization had been completed on April 1, 2025, the beginning of the Acquiring Floating Rate Fund’s current fiscal period, the pro forma results of operations for the current fiscal period would have been as follows:

Acquiring Fund – Pro Forma Results from Operations
Net investment income	$9,242,196
Net realized and unrealized gains	(8,542,513)
Change in net assets resulting in operations	699,683

Because the combined investment portfolios for the Reorganization have been managed as a single integrated portfolio since the Reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Floating Rate Fund that have been included in the Statements of Operations for the Acquiring Floating Rate Fund since the Reorganization was consummated.

American Beacon FundsSM

Notes to Financial Statements

March 31, 2026

On August 25, 2025, the Board approved a Plan of Reorganization and Termination (the “Plan”) to reorganize DoubleLine Infrastructure Income Fund (the “Acquired Income Fund”), a series of the DoubleLine Funds Trust, into American Beacon DoubleLine Select Income Fund, (the “Acquiring Income Fund”), a newly-created series of the Trust (the said transaction, a “Reorganization”).

On February 20, 2026, pursuant to the Plan, the Acquired Income Fund transferred all its property and assets to the Acquiring Income Fund, in exchange solely for voting shares of the Acquiring Income Fund and the assumption of all the Acquired Income Fund’s liabilities. Shareholders of the Acquired Income Fund became shareholders of the Acquiring Income Fund, in which they received shares of the Acquiring Income Fund equal in value to the shares of the Acquired Income Fund held by the shareholders immediately prior to the Reorganization.

The accounting and performance history of the I Shares and N Shares of Acquired Income Fund were redesignated as that of the Y Class shares and Investor Class, respectively, of American Beacon DoubleLine Select Income Fund with the same aggregate value. The R6 Class of the Fund commenced operations on February 23, 2026.

The Reorganization was structured to qualify as a tax-free reorganization under the Internal Revenue Code for federal income tax purposes. As such, the Acquired Funds’ shareholders recognized no gain or loss for federal income tax purposes.

The shares, net assets, net investment income, and net unrealized appreciation (depreciation) of the investments of the Acquired Income Fund, as of the close of business on February 20, 2026 were as follows:

Y Class Shares	37,136,780
Investor Class Shares	935,907
Net Assets – Y Class	$357,430,438
Net Assets – Investor Class	$9,015,573
Net Investment Income	$8,986,452
Unrealized Appreciation	$3,358,631

The Acquiring Fund is designed to be substantially similar from an investment perspective to the Acquired DoubleLine Fund. The Reorganizations shifted the management oversight responsibility from DoubleLine Capital LP. (the “Advisor” when used to refer to the Acquired Fund) to the Manager. The Manager engaged DoubleLine Capital LP (the “Sub-Advisor” when used to refer to the Acquiring Funds) as the sub-advisor to the Acquiring Funds, thus maintaining the continuity of the portfolio management.

For financial reporting purposes, assets received and shares issued by the Acquiring Income Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Income Fund was carried forward to align ongoing reporting of the Acquiring Income Fund’s realized and unrealized gains and losses with the amount distributable to shareholders for tax purposes.

American Beacon FundsSM

Notes to Financial Statements

March 31, 2026

Class Disclosure

Each Fund has multiple classes of shares designed to meet the needs of different groups of investors; however, not all of the Funds offer all classes. The following table sets forth the differences amongst the classes:

Class	Eligible Investors	Minimum Initial Investments
R5 Class	Large institutional investors - sold directly or through intermediary channels.	$250,000

Y Class	Large institutional retirement plan investors - sold directly or through intermediary channels.	$100,000

Investor Class	All investors using intermediary organizations, such as broker-dealers or retirement plan sponsors - sold directly through intermediary channels.	$2,500

A Class	All investors who invest through intermediary organizations, such as broker- dealers or third party administrator. Retail investors who invest directly through a financial intermediary, such as a broker, bank, or registered investment advisor which may include a front-end sales charge and a contingent deferred sales charge (“CDSC”).	$2,500

C Class	Retail investors who invest directly through a financial intermediary, such as a broker or through employee directed benefit plans with applicable sales charges which may include CDSC.	$1,000

R6 Class	Large institutional retirement plan investors—sold through retirement plan sponsors.	None

Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses are allocated daily to each class based on the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include service, distribution, transfer agent fees, and sub-transfer agent fees that vary amongst the classes as described more fully in Note 2.

Significant Accounting Policies

The following is a summary of significant accounting policies, consistently followed by the Funds in preparation of the financial statements. The Funds are considered investment companies and accordingly, follow the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946, Financial Services – Investment Companies, a part of Generally Accepted Accounting Principles (“U.S. GAAP”).

An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the American Beacon Funds acts as the Funds’ CODM. The Funds represent a single operating segment, as the CODM monitors the operating results of the Funds’ as a whole and the Funds’ long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Funds’ portfolio managers as a team. The financial information in the form of the Funds’ portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Funds’ comparative benchmarks and to make resource allocation decisions for the Funds’ single segment, is consistent with that presented within the Funds’ financial statements. Segment assets are reflected on the accompanying statement of assets and liabilities as “total assets” and significant segment expenses are listed on the accompanying statement of operations.

American Beacon FundsSM

Notes to Financial Statements

March 31, 2026

Security Transactions and Investment Income

Security transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date.

Dividend income, net of foreign taxes, is recorded on the ex-dividend date, except certain dividends from foreign securities which are recorded as soon as the information is available to the Funds. Interest income, net of foreign taxes, is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. For convertible securities, premiums attributable to the conversion feature are not amortized. Realized gains (losses) from securities sold are determined on the basis of specific lot identification. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statements of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statements of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statements of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on a non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed for non-accrual when the issuer resumes interest payments or when collectability of interest is probable. Realized gains (losses) from securities sold are determined on the basis of specific lot identification.

Currency Translation

All assets and liabilities initially expressed in foreign currency values are converted into U.S. dollar values at the mean of the bid and ask prices of such currencies against U.S. dollars as last quoted by a recognized dealer. Income, expenses, and purchases and sales of investments are translated into U.S. dollars at the rate of the exchange prevailing on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and is reported with all other foreign currency gains and losses on the Funds’ Statements of Operations.

Distributions to Shareholders

The Funds distribute most or all of their net earnings and realized gains, if any, each taxable year in the form of dividends from net investment income on a monthly basis and distributions of realized net capital gains and net gains or losses from foreign currency transactions on an annual basis. The Funds do not have a fixed dividend rate and do not guarantee that they will pay any distributions in any particular period. Dividends to shareholders are determined in accordance with federal income tax regulations, which may differ in amount and character from net investment income and realized gains recognized for purposes of U.S. GAAP. To the extent necessary to fully distribute capital gains, the Funds may designate earnings and profits distributed to shareholders on the redemption of shares.

Commission Recapture

The Funds have established brokerage commission recapture arrangements with certain brokers or dealers. If the Funds’ investment advisor chooses to execute a transaction through a participating broker, the broker rebates a portion of the commission back to the Funds. Any collateral benefit received through participation in the commission recapture program is directed exclusively to the Funds. This amount is reported with the net realized gain (loss) in the Funds’ Statements of Operations, if applicable.

American Beacon FundsSM

Notes to Financial Statements

March 31, 2026

Allocation of Income, Trust Expenses, Gains, and Losses

Investment income and realized and unrealized gains and losses from investments of the Funds are allocated daily to each class of shares based upon the relative proportion of net assets of each class to the total net assets of the Funds. Expenses directly charged or attributable to a Fund will be paid from the assets of a Fund. Generally, expenses of the Trust will be allocated among and charged to the assets of the Funds on a basis that the Trust’s Board deems fair and equitable, which may be based on the relative net assets of the Funds or nature of the services performed and relative applicability to the Funds.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Other

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

2. Transactions with Affiliates

Management and Investment Sub-Advisory Agreements

The Funds and the Manager are parties to a Management Agreement that obligates the Manager to provide the Funds with investment advisory and administrative services. As compensation for performing the duties under the Management Agreement, the Manager will receive an annualized management fee based on a percentage of each Fund’s average daily net assets that is calculated and accrued daily according to the following schedule:

DoubleLine Floating Rate Fund

First $170 million	0.10%
Over $170 million	0.15%

DoubleLine Select Income Fund

All assets on closing date	0.10%
Next $50 million	0.10%
All assets thereafter	0.15%

The Trust, on behalf of the Funds, and the Manager have entered into an Investment Advisory Agreement with DoubleLine Capital LP pursuant to which the Funds have agreed to pay an annualized sub-advisory fee that is calculated and accrued daily based on the Funds’ average daily net assets according to the following schedules:

DoubleLine Floating Rate Fund

First $170 million	0.40%
All assets thereafter	0.35%

DoubleLine Select Income Fund

All assets on closing date	0.40%
Next $50 million	0.40%
All assets thereafter	0.35%

American Beacon FundsSM

Notes to Financial Statements

March 31, 2026

The Management and Sub-Advisory Fees paid by the Funds for the year ended March 31, 2026 were as follows:

DoubleLine Floating Rate Fund

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.10%	$14,392
Sub-Advisory Fees	0.40%	580,483	*

Total	0.50%	$594,875

DoubleLine Select Income Fund

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.10%	$52,241
Sub-Advisory Fees	0.40%	1,710,228	*

Total	0.50%	$1,762,469

* Includes fees paid prior to the reorganization on February 20, 2026.

Distribution Plans

Separate Distribution Plans (the “Distribution Plans”) have been adopted pursuant to Rule 12b-1 under the Act for the A and C Classes of the DoubleLine Floating Rate Fund. Under the Distribution Plans, as compensation for distribution and shareholder servicing assistance, the Manager receives an annual fee up to 0.25% of the average daily net assets of the A Class and up to 1.00% of the average daily net assets of the C Class. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance.

Service Plans

The Manager and the Trust entered into Service Plans that obligate the Manager to oversee additional shareholder servicing of the Investor, A, and C Classes of the Funds. As compensation for performing the duties required under the Service Plans, the Manager receives an annualized fee up to 0.25% of the average daily net assets of the A and C Classes and up to 0.375% of the average daily net assets of the Investor Class of the Funds.

Sub-Transfer Agent Fees

The Manager has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the R5 and Y Classes of the Funds and has agreed to compensate the intermediaries for providing these services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. Certain services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly by the Funds’ transfer agent. Accordingly, the Funds, pursuant to Board approval, have agreed to reimburse the Manager for certain non-distribution shareholder services provided by financial intermediaries for the R5 and Y Classes. The reimbursement amounts (sub-transfer agent fees) paid to the Manager are subject to a fee limit of up to 0.10% of an intermediary’s average net assets in the R5 and Y Classes on an annual basis. During the year ended March 31, 2026, the sub-transfer agent fees, as reflected in “Transfer agent fees” on the Statements of Operations, were as follows:

Fund	Sub-Transfer Agent Fees
DoubleLine Floating Rate Fund	$79,056
DoubleLine Select Income Fund	87,699

American Beacon FundsSM

Notes to Financial Statements

March 31, 2026

As of March 31, 2026, the Funds owed the Manager the following reimbursement of sub-transfer agent fees, as reflected in “Transfer agent fees payable” on the Statements of Assets and Liabilities:

Fund	Reimbursement Sub-Transfer Agent Fees
DoubleLine Floating Rate Fund	$24,327
DoubleLine Select Income Fund	33,923

Investments in Affiliated Funds

The Funds may invest in the American Beacon U.S. Government Money Market Select Fund (the “USG Select Fund”). Cash collateral received by the Funds in connection with securities lending may also be invested in the USG Select Fund. The Funds listed below held the following shares with a March 31, 2026 fair value and dividend income earned from the investment in the USG Select Fund.

Affiliated Security	Type of Transaction	Fund	March 31, 2026 Shares/Principal	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Dividend Income	March 31, 2026 Fair Value
U.S. Government Money Market Select	Direct	DoubleLine Floating Rate Fund	$13,198,054	$-	$-	$29,763	$13,198,054
U.S. Government Money Market Select	Direct	DoubleLine Select Income Fund	4,407,812	-	-	36,655	4,407,812

The Funds and the USG Select Fund have the same investment advisor and therefore, are considered to be affiliated. The Manager serves as investment advisor to the USG Select Fund and receives management fees and administrative fees totaling 0.10% of the average daily net assets of the USG Select Fund. During the year ended March 31, 2026, the Manager earned fees on the Funds’ direct investments in the USG Select Fund as shown below:

Fund	Direct Investments in USG Select Fund
DoubleLine Floating Rate Fund	$575
DoubleLine Select Income Fund	1,000

Interfund Credit Facility

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Funds, along with other registered investment companies having management contracts with the Manager, may participate in a credit facility whereby each fund, under certain conditions, is permitted to lend money directly to and borrow directly from other participating funds for temporary purposes. The interfund credit facility is advantageous to the funds because it provides added liquidity and eliminates the need to maintain higher cash balances to meet redemptions. This situation could arise when shareholder redemptions exceed anticipated volumes and certain funds have insufficient cash on hand to satisfy such redemptions or when sales of securities do not settle as expected, resulting in a cash shortfall for a fund. The credit facility provides a source of immediate, short-term liquidity pending settlement of the sale of portfolio securities. The credit facility is administered by a credit facility team consisting of professionals from the Manager’s asset management, compliance, and accounting areas who report the activities of the credit facility to the Board. During the year ended March 31, 2026, the DoubleLine Floating Rate Fund borrowed on average $5,345,135 for 7 days at an average interest rate of 4.45% with interest charges of $5,453. These amounts are recorded as “Loan interest expense” in the Statements of Operations. During the year ended March 31, 2026, the DoubleLine Select Income Fund did not utilize the credit facility.

Expense Reimbursement Plan

Prior to the Reorganization dates, the Acquired DoubleLine Funds’ Advisor contractually agreed to waive fees and/or pay expenses of the Acquired DoubleLine Funds to ensure that total annual fund operating expenses

American Beacon FundsSM

Notes to Financial Statements

March 31, 2026

did not exceed 0.75% and 1.00% of the average daily net assets for the Acquired DoubleLine Funds’ Class I shares and Class N shares, respectively (exchanged for Y Class and Investor Class shares, respectively). At the Reorganization date, the Acquired DoubleLine Funds’ Advisor had waived and/or paid expenses of $112,660 and $17,194, for the Class I and Class N shares of the American Beacon DoubleLine Floating Rate Fund, respectively. The Manager contractually agreed to reduce fees and/ or reimburse expenses for the classes of the Funds, through February 20, 2028, to the extent that total operating expenses (excluding taxes, interest, brokerage commissions, acquired fund fees an expenses, securities lending fees, expenses associated with securities sold short, litigation, and other extraordinary expenses) exceed the expense cap. During the year ended March 31, 2026, the Manager waived and/or reimbursed expenses as follows:

		Expense Cap				Expiration of Reimbursed Expenses
Fund	Class	4/1/2025 – 2/20/2026	2/21/2026 – 3/31/2026	Reimbursed Expenses	(Recouped) Expenses
DoubleLine Floating Rate Fund	R5*	-	0.69%	$8,331	$-	2028–2029
DoubleLine Floating Rate Fund	Y	0.75%	0.75%	178,161	-	2028–2029
DoubleLine Floating Rate Fund	Investor	1.00%	1.00%	29,731	-	2028–2029
DoubleLine Floating Rate Fund	A*	-	0.95%	7,033	-	2028–2029
DoubleLine Floating Rate Fund	C*	-	1.73%	4,029	-	2028–2029
DoubleLine Select Income Fund	Y	0.65%	0.59%	73,010	-	2028–2029
DoubleLine Select Income Fund	Investor	0.90%	0.84%	2,433	-	2028–2029
DoubleLine Select Income Fund	R6*	-	0.58%	306	-	2028–2029

*	Commenced operations on February 20, 2026.

Of the above amounts, $84,875 and $58,325 were disclosed as a Receivable for expense reimbursement on the Statements of Assets and Liabilities at March 31, 2026 for the DoubleLine Floating Rate Fund and DoubleLine Select Income Fund, respectively.

The Funds have adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of contractual or voluntary fee reductions and expense reimbursements. Under the policy, the Manager can be reimbursed by the Funds for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years from the date of the Manager’s waiver/reimbursement and (b) does not cause the Funds’ annual operating expenses to exceed the lesser of the contractual percentage limit in effect at the time of the waiver/reimbursement or time of recoupment. The reimbursed expenses listed above will expire in 2028 and 2029. The Funds did not record a liability for potential contingent reimbursements due to the current assessment that reimbursements are uncertain. The carryover of excess expenses potentially reimbursable to the Manager, but not recorded as a liability are as follows:

Fund	Recouped Expenses	Excess Expense Carryover	Expired Expense Carryover	Expiration of Reimbursed Expenses
DoubleLine Floating Rate Fund	$-	$-	$6,367	2027-2028

Sales Commissions

The Funds’ Distributor, Resolute Investment Distributors, Inc. (“RID” or “Distributor”), may receive a portion of A Class sales charges from broker dealers which may be used to offset distribution related expenses. During the year ended March 31, 2026, there were no Class A sales charges collected for the DoubleLine Floating Rate Fund.

American Beacon FundsSM

Notes to Financial Statements

March 31, 2026

A CDSC of 1% will be deducted with respect to A Class Shares of the DoubleLine Select Income Fund on certain purchases of $500,000 or more that are redeemed in whole or part within 18 months of purchase, unless waived as discussed in the Fund’s Prospectus. Any applicable CDSC will be 0.50% of the lesser of the original purchase price or the value of the redemption of the A Class Shares redeemed. During the year ended March 31, 2026, there were no CDSC fees collected for the A Class Shares of DoubleLine Floating Rate Fund.

A CDSC of 1.00% will be deducted with respect to C Class Shares redeemed within 12 months of purchase, unless waived as discussed in the Fund’s Prospectus. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the C Class Shares redeemed. During the year ended March 31, 2026, CDSC fees of $11 were collected for the C Class Shares of DoubleLine Floating Rate Fund.

Concentration of Ownership

From time to time, the Funds may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of accounts that represent a significant ownership of more than 5% of the Funds’ outstanding shares could have a material impact on the Funds. As of March 31, 2026, one shareholder has been identified as representing an affiliated significant ownership of approximately 73% for the DoubleLine Select Income Fund.

Trustee Fees and Expenses

As compensation for their service to the American Beacon Funds Complex, including the Trust (collectively, the “Trusts”), each Trustee is compensated from the Trusts as follows: (1) an annual retainer of $165,000; (2) meeting attendance fee (for attendance in-person or via teleconference) of (a) $12,000 for in-person attendance, or $5,000 for telephonic attendance, by Board members for each regularly scheduled or special Board meeting, (b) $2,500 for attendance by Committee members at meetings of the Audit and Compliance Committee and the Investment Committee, (c) $1,000 for attendance by Committee members at meetings of the Nominating and Governance Committee; and (d) $2,500 for attendance by Board members for each special telephonic Board meeting; and (3) reimbursement of reasonable expenses incurred in attending Board meetings, Committee meetings, and relevant educational seminars. For this purpose, the Board considers attendance at regular meetings held by video conference to constitute in-person attendance at a Board meeting. The Trustees also may be compensated for attendance at special Board and/or Committee meetings from time to time. For his service as Board Chair, Mr. Doug Lingren receives an additional annual retainer of $50,000. Although he attends several committee meetings at each quarterly Board meeting, he receives a single $2,500 fee each quarter for his attendance at the Audit and Compliance Committee and Investment Committee meetings. The chairpersons of the Audit and Compliance Committee and the Investment Committee each receive an additional annual retainer of $25,000 and the Chair of the Nominating and Governance Committee receives an additional annual retainer of $10,000.

3. Security Valuation and Fair Value Measurements

The price of each Fund’s shares is based on its net asset value (“NAV”) per share. Each Fund’s NAV is computed by adding total assets, subtracting all the Fund’s liabilities, and dividing the result by the total number of shares outstanding.

The NAV of each class of a Fund’s shares is determined based on a pro rata allocation of a Fund’s investment income, expenses and total capital gains and losses. A Fund’s NAV per share is determined each business day as of the regular close of trading on the New York Stock Exchange (“NYSE” or “Exchange”), which is typically 4:00 p.m. Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, a Fund’s NAV per share typically would still be determined as of the regular close of trading on the NYSE. The Funds do not price their shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when a Fund is not open for business, which may result in the value of a Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

American Beacon FundsSM

Notes to Financial Statements

March 31, 2026

Equity securities, including shares of closed-end funds and exchange-traded funds (“ETFs”), are valued at the last sale price or official closing price taken from the primary exchange in which each security trades. Investments in other mutual funds are valued at the closing NAV per share on the day of valuation. Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default rates, and underlying collateral. Futures are valued based on their daily settlement prices. Exchange-traded and over-the-counter (“OTC”) options are valued at the last sale price. Options with no last sale for the day are priced at mid quote. Swaps are valued at evaluated mid prices from pricing services.

The valuation of securities traded on foreign markets and certain fixed-income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a significant event has occurred. When a Fund holds securities or other assets that are denominated in a foreign currency, a Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

Rule 2a-5 under the Investment Company Act (the “Valuation Rule”) establishes requirements for determining fair value in good faith for purposes of the Investment Company Act, including related oversight and reporting requirements. The Valuation Rule also defines when market quotations are “readily available,” which is the threshold for determining whether a Fund must fair value a security. Among other things, the Valuation Rule permits the Board to designate the Manager as Valuation Designee to perform the Fund’s fair value determinations subject to board oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Manager’s fair value determinations. Effective September 8, 2022, the Board has designated the Manager as valuation designee to perform fair value functions in accordance with the requirements of the Valuation Rule.

Securities may be valued at fair value, as determined in good faith and pursuant to the Manager’s procedures, under certain limited circumstances. For example, fair value pricing will be used for fixed-income securities and when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by a Fund occurs after the close of a related exchange but before the determination of a Fund’s NAV, fair value pricing may be used on the affected security or securities. Securities of small-capitalization companies are also more likely to require a fair value determination using these procedures because they are more thinly traded and less liquid than the securities of larger-capitalization companies. The Funds may fair value securities as a result of significant events occurring after the close of the foreign markets in which a Fund invests as described below. In addition, the Funds may invest in illiquid securities requiring these procedures.

A Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before a Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. If the Manager determines that the last quoted prices of non-U.S. securities will, in its judgment, materially affect the value of some or all a Fund’s portfolio securities, the Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. These securities are fair valued using a pricing service, using methods approved by the Manager, that considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depositary Receipts (“ADRs”) and futures contracts. The Manager’s Valuation Committee may also fair value securities in other situations, such as when a particular foreign market is closed but a Fund is open.

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A Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets and adjusted prices.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of a Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust Manager’s fair valuation procedures for a Fund.

Valuation Inputs

Various inputs may be used to determine the fair value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3	-	Prices determined using other significant unobservable inputs. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, ETFs, preferred securities and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy.

With respect to a Fund’s investments that do not have readily available market quotations, the Board has designated the Manager as its valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). If market prices are not readily available or are deemed unreliable, the Valuation Designee will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board (“Valuation Procedures”). Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade do not open for trading for the entire day and no other market prices are available. Fair value pricing is subjective in nature and the use of fair value pricing by the Valuation Designee may cause the NAV of a Fund’s shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that a Fund could obtain the fair value assigned to an investment if a Fund were to sell the investment at approximately the time at which a Fund determines its NAV.

Fixed-income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities, and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or

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Notes to Financial Statements

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valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. Fixed-income securities purchased on a delayed-delivery basis are marked-to-market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value

The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Manager or persons acting under their oversight and may be categorized as Level 3 of the fair value hierarchy.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the Exchange close, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board has designated the Manager as responsible for monitoring significant events that may materially affect the fair values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

The Manager has selected methods for valuing securities and other assets in circumstances where market quotes are not readily available, and oversees the application of those valuation methods. In the event that the security or asset cannot be valued, pursuant to one of the valuation methods selected by the Manager, the fair value of the security or asset will be determined in good faith by the Valuation Committee.

When a Fund uses fair valuation methods that use significant unobservable inputs to determine its NAV, the securities priced using this methodology are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Manager or persons acting under their oversight would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

4. Securities and Other Investments

Bank Loans and Senior Loans

Bank loans are fixed and floating rate loans arranged through private negotiations between a company or a non-U.S. government and one or more financial institutions (lenders). The Funds may invest in senior loans, which are floating rate loans, sometimes referred to as adjustable rate loans that hold a senior position in the capital structure of U.S. and foreign corporations, partnerships or other business entities. Under normal circumstances, senior loans have priority of claim ahead of other obligations of a borrower in the event of liquidation. Bank loans and senior loans may be collateralized or uncollateralized. They pay interest at rates that float above, or are

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Notes to Financial Statements

March 31, 2026

adjusted periodically based on, a benchmark that reflects current interest rates. The Funds may invest in such loans in the form of participations in loans and assignments of all or a portion of loans from third parties. The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however, the purchaser’s rights can be more restricted than those of the assigning institution, and, in any event, the Funds may not be able to unilaterally enforce all rights and remedies under the loan and with regard to any associated collateral. A participation typically results in a contractual relationship only with the institution participating out the interest, not with the borrower. In purchasing participations, the Funds generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of set-off against the borrower, and the Funds may not benefit directly from any collateral supporting the loan in which it has purchased the participation. As a result, the Fund will be exposed to the credit risk of both the borrower and the institution selling the participation. When the Fund purchases assignments from lenders, it will acquire direct rights against the borrower on the loan.

As of March 31, 2026, the DoubleLine Floating Rate Fund had the following unfunded loan commitments which could be extended at the option of the borrower pursuant to the respective loan agreement:

Borrower	Unfunded Loan Commitment
GC Ferry Acquisition I, Inc.	$48,125
Kaman Corporation	61,629
Pinnacle Buyer LLC	37,097
Pye-Barker Fire & Safety, LLC	59,800
Savor Acquisition, Inc.	62,223

Total	$268,874

Common Stock

Common stock generally takes the form of shares in a corporation which represent an ownership interest. It ranks below preferred stock and debt securities in claims for dividends and for assets of the company in a liquidation or bankruptcy. The value of a company’s common stock may fall as a result of factors directly relating to that company, such as decisions made by its management or decreased demand for the company’s products or services. A stock’s value may also decline because of factors affecting not just the company, but also companies in the same industry or sector. The price of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company, such as changes in interest rates, currency exchange rates or industry regulation. Companies that elect to pay dividends on their common stock generally only do so after they invest in their own business and make required payments to bondholders and on other debt and preferred stock. Therefore, the value of a company’s common stock will usually be more volatile than its bonds, other debt and preferred stock. Common stock may be exchange-traded or OTC. OTC stock may be less liquid than exchange-traded stock.

Convertible Securities

Convertible securities are hybrid securities that combine the investment characteristics of bonds and common stocks. Convertible securities include corporate bonds, notes, preferred stock or other securities that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or dividends paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. While no securities investment is without some risk, investments in convertible securities generally entail less risk than the issuer’s common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. The market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. While convertible securities generally offer lower interest or dividend yields than non-convertible debt securities of similar quality, they do enable the investor to benefit from increases in the market price of the underlying common stock. Holders of convertible securities have a claim on

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Notes to Financial Statements

March 31, 2026

the assets of the issuer prior to the common stockholders, but may be subordinated to holders of similar non-convertible securities of the same issuer. Because of the conversion feature, certain convertible securities may be considered equity equivalents.

Corporate Debt and Other Fixed-Income Securities

The Funds may hold debt, including government and corporate debt, and other fixed-income securities. The investment return of corporate debt securities reflects interest earning and changes in the market value of the security. Typically, the values of fixed-income securities change inversely with prevailing interest rates. Therefore, a fundamental risk of fixed-income securities is interest rate risk, which is the risk that their value will generally decline as prevailing interest rates rise, which may cause a Fund’s NAV to likewise decrease, and vice versa. How specific fixed-income securities may react to changes in interest rates will depend on specific characteristics of each security. Fixed-income securities are also subject to credit risk, which is the risk that the credit strength of an issuer of a fixed-income security will weaken and/or that the issuer will be unable to make timely principal and interest payments and that the security may go into default.

Delayed Funding Loans and Revolving Credit Facilities

The Funds may enter into delayed funding loans and revolving credit facilities. Delayed funding loans and revolving credit facilities are borrowing arrangements in which the lender agrees to make loans up to a maximum amount upon demand by the borrower during a specific term. A revolving credit facility differs from a delayed funding loan in that as the borrower repays the loan, an amount equal to the repayment may be borrowed again during the term of the revolving credit facility. Delayed funding loans and revolving credit facilities usually provide for floating or variable rates of interest. These commitments may have the effect of requiring a Fund to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). If a Fund’s sub-advisor does not reasonably believe that the Fund will have sufficient cash and cash equivalents to meet all of its obligations related to delayed funding loans and revolving credit facilities when such obligations come due, then the sub-advisor is required to segregate or “earmark” liquid assets in an amount sufficient to meet such obligations.

The Funds may invest in delayed funding loans and revolving credit facilities with credit quality comparable to that of issuers of its securities investments. Delayed funding loans and revolving credit facilities may be subject to restrictions on transfer, and only limited opportunities may exist to resell such instruments. As a result, a Fund may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value.

The Funds earn a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in “Interest income” on the Statements of Operations, is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked-to-market daily, and any unrealized appreciation (depreciation) is included on the Statements of Assets and Liabilities and Statements of Operations.

Floating and Variable Rate Securities

The coupons on certain fixed income securities in which the Funds may invest are not fixed and may fluctuate based upon changes in market rates. The coupon on a floating or variable rate security is generally based on an interest rate such as a money market index, LIBOR or a Treasury bill rate. Floating or variable rate obligations are less effective than fixed rate obligations at locking in a particular yield. Nevertheless, such obligations are subject to interest rate risk and may fluctuate in value in response to interest rate changes if there is a delay between changes in market interest rates and the interest reset date for the obligation, or for other reasons.

As short-term interest rates decline, the coupons on floating rate securities typically should decrease. Alternatively, during periods of increasing interest rates, changes in the coupons of floating rate securities may lag

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behind changes in market rates or may have limits on the maximum increases in the coupon rates. The value of floating rate securities may decline if their coupons do not rise as much, or as quickly, as interest rates in general. Floating rate securities will not generally increase in value if interest rates decline.

In connection with floating rate loan interests, the Funds may also enter into unfunded floating rate loan interests (“commitments”). In connection with these commitments, the Funds earn a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in “Interest income” on the Statements of Operations, is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked-to-market daily, and any unrealized appreciation (depreciation) is included on the Statements of Assets and Liabilities and Statements of Operations.

Foreign Debt Securities

The Funds may each invest a significant portion of its assets in a particular geographic region or country, including emerging markets. The Funds may consider a country to be an emerging market country based on a number of factors including, but not limited to, if the country is classified as an emerging or developing economy by any supranational organization such as the World Bank, International Finance Corporation or the United Nations, or related entities, or if the country is considered an emerging market country for purposes of constructing emerging market indices. Sovereign debt securities are typically issued or guaranteed by national governments in order to finance the issuing country’s growth and/or budget. Investing in foreign sovereign debt securities will expose funds investing in such securities to the direct or indirect consequences of political, social or economic changes in the countries that issue the debt securities. Quasi-sovereign debt securities are debt securities either explicitly guaranteed by a foreign government or their agencies or whose majority shareholder is a foreign government. Supranational organizations are entities designated or supported by a government or governmental group to promote economic development. Supranational organizations have no taxing authority and are dependent on their members for payments of interest and principal. Obligations of a supranational entity may be denominated in foreign currencies.

Foreign Securities

The Funds may invest in U.S. dollar-denominated and non-U.S. dollar denominated equity and debt securities of foreign issuers and foreign branches of U.S. banks, including negotiable certificates of deposit (“CDs”), bankers’ acceptances, and commercial paper. Foreign issuers are issuers organized and doing business principally outside the United States and include corporations, banks, non-U.S. governments, and quasi-governmental organizations. While investments in foreign securities may be intended to reduce risk by providing further diversification, such investments involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political or social instability, nationalization, expropriation, or confiscatory taxation); the potentially adverse effects of unavailability of public information regarding issuers, different governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States; different laws and customs governing securities tracking; and possibly limited access to the courts to enforce the Funds’ rights as an investor.

High-Yield Bonds

High-yield, non-investment-grade bonds (also known as “junk bonds”) are low-quality, high-risk corporate bonds that generally offer a high level of current income. These bonds are considered speculative by rating organizations. For example, Moody’s, S&P Global Ratings (“S&P Global”) and Fitch, Inc. rate them below Baa and BBB, respectively. High-yield bonds are often issued as a result of corporate restructurings, such as leveraged buyouts, mergers, acquisitions, or other similar events. They may also be issued by smaller, less creditworthy companies or by highly leveraged firms, which are generally less able to make scheduled payments of interest and principal than more financially stable firms. Because of their low credit quality, high-yield bonds must pay higher interest to compensate investors for the substantial credit risk they assume.

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Lower-rated securities are subject to certain risks that may not be present with investments in higher-grade securities. Investors should consider carefully their ability to assume the risks associated with lower-rated securities before investing in a Fund. The lower rating of certain high yielding corporate income securities reflects a greater possibility that the financial condition of the issuer or adverse changes in general economic conditions may impair the ability of the issuer to pay income and principal. Changes by rating agencies in their ratings of a fixed income security also may affect the value of these investments. However, allocating investments in a Fund among securities of different issuers should reduce the risks of owning any such securities separately. The prices of these high yielding securities tend to be less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic changes or individual corporate developments. During economic downturns or periods of rising interest rates, highly leveraged issuers may experience financial stress that adversely affects their ability to service principal and interest payment obligations, to meet projected business goals or to obtain additional financing, and the markets for their securities may be more volatile. If an issuer defaults, a Fund may incur additional expenses to seek recovery. Additionally, accruals of interest income for a Fund may have to be adjusted in the event of default. In the event of an issuer’s default, a Fund may write off prior income accruals for that issuer, resulting in a reduction in a Fund’s current dividend payment. Frequently, the higher yields of high-yielding securities may not reflect the value of the income stream that holders of such securities may expect, but rather the risk that such securities may lose a substantial portion of their value as a result of their issuer’s financial restructuring or default. Additionally, an economic downturn or an increase in interest rates could have a negative effect on the high-yield securities market and on the market value of the high-yield securities held by a Fund, as well as on the ability of the issuers of such securities to repay principal and interest on their borrowings.

Illiquid and Restricted Securities

Generally, an illiquid asset is an asset that the Funds reasonably expect cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, as determined pursuant to Rule 22e-4 under the Act or as otherwise permitted or required by SEC rules and interpretations. Historically, illiquid securities have included securities that have not been registered under the Securities Act, securities that are otherwise not readily marketable, and repurchase agreements having a remaining maturity of longer than seven calendar days. Securities that have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. These securities may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. Rule 144A, under the Securities Act, permits the sale of certain unregistered securities to qualified institutional buyers. To the extent privately placed securities held by a Fund qualify under Rule 144A and an institutional market develops for those securities, a Fund likely will be able to dispose of the securities without registering them under the Securities Act. To the extent that institutional buyers become, for a time, uninterested in purchasing these securities, investing in Rule 144A securities could increase the level of a Fund’s illiquidity. The Manager or sub-advisor, as applicable, may determine that certain securities qualified for trading under Rule 144A are liquid. Regulation S under the Securities Act permits the sale abroad of securities that are not registered for sale in the United States and includes a provision for U.S. investors, such as a Fund, to purchase such unregistered securities if certain conditions are met. Securities sold in private placement offerings made in reliance on the “private placement” exemption from registration afforded by Section 4(a)(2) of the Securities Act and resold to qualified institutional buyers under Rule 144A under the Securities Act (“Section 4(a)(2) securities”) are restricted as to disposition under the federal securities laws, and generally are sold to institutional investors, such as a Fund, that agree they are purchasing the securities for investment and not with an intention to distribute to the public. Any resale by the purchaser must be pursuant to an exempt transaction and may be accomplished in accordance with Rule 144A. Section 4(a)(2) securities normally are resold to other institutional investors through or with the assistance of the issuer or dealers that make a market in the Section 4(a)(2) securities, thus providing liquidity. The Manager and the applicable sub-advisor will carefully monitor a Fund’s investments in Section 4(a)(2) securities offered and sold under Rule 144A, focusing on such important factors, among others, as valuation, liquidity, and availability of information.

Restricted securities outstanding during the year ended March 31, 2026 are disclosed in the Notes to the Schedules of Investments.

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Other Investment Company Securities and Other Exchange-Traded Products

The Funds may invest in shares of other investment companies, including government money market funds and ETFs. The Funds may invest in securities of an investment company advised by the Manager, with respect to which the Manager also receives a management fee. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Funds become a shareholder of that investment company. As a result, the Funds’ shareholders indirectly will bear the Funds’ proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Funds’ shareholders directly bear in connection with the Funds’ own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Funds in their Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

The Funds can invest free cash balances in registered open-end investment companies regulated as government money market funds under the Act, to provide liquidity or for defensive purposes. The Funds could invest in government money market funds rather than purchasing individual short-term investments. If the Funds invest in government money market funds, shareholders will bear their proportionate share of the expenses, including for example, advisory and administrative fees, of the government money market funds in which the Funds invest, including advisory fees charged by the Manager to any applicable government money market funds advised by the Manager.

The Funds may invest in ETFs. ETFs trade like a common stock, and passively-managed ETFs usually represent a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. ETF shares typically are purchased and redeemed through in-kind purchases and redemptions, and trade on a stock exchange at market prices, which may differ from an ETF’s NAV. Typically, a Fund would purchase passive ETF shares to obtain exposure to all or a portion of the stock or bond market. As a shareholder of an ETF, a Fund would be subject to its ratable share of the ETF’s expenses, including its advisory and administration expenses. An investment in an ETF generally presents the same primary risks as an investment in a conventional mutual fund (i.e., one that is not exchange-traded) that has the same investment objective, strategies and policies but also presents some additional risks due to being exchange-traded. The price of an ETF can fluctuate within a wide range.

Real Estate Investment Trusts (“REITs”)

REITs are pooled investment vehicles that own, and often operate, income producing real estate (known as “equity REITs”) or invest in mortgages secured by loans on such real estate (known as “mortgage REITs”) or both (known as “hybrid REITs”). REITs are susceptible to the risks associated with direct ownership of real estate, such as declines in property values, increase in property taxes, operating expenses, rising interest rates or overbuilding, zoning changes, and losses from casualty or condemnation. REITs typically are subject to management fees and other expenses that are separate from those of a Fund.

5. Principal Risks

Investing in the Funds may involve certain risks including, but not limited to, those described below.

Convertible Securities Risk

The conversion value of a convertible security, including a convertible preferred security, is the market value that would be received if the convertible were converted to its underlying common stock. The value of a convertible security typically increases or decreases with the price of the underlying common stock. When conversion value is substantially below investment value, the convertible’s price tends to be influenced more by its yield, so changes in the price of the underlying common stock may not have as much of an impact. Conversely, the

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Notes to Financial Statements

March 31, 2026

convertible’s price tends to be influenced more by the price of the underlying common stock when conversion value is comparable to or exceeds investment value. In general, a convertible security is subject to the risks of stocks, and its price may be as volatile as that of the underlying stock when the underlying stock’s price is high relative to the conversion price. A convertible security also is subject to the risks of debt securities, and is particularly sensitive to changes in interest rates, when the underlying stock’s price is low relative to the conversion price. The investment value of a convertible is based on its yield and tends to decline as interest rates increase. The general market risks of debt securities that are common to convertible securities include, but are not limited to, interest rate risk and credit risk, and there is a risk that the credit standing of the issuer may have an effect on the convertible security’s investment value. Convertible securities generally have less potential for gain or loss than common stocks. Securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities that are convertible at the option of the holder. Many convertible securities have credit ratings that are below investment grade (commonly known as “junk bonds”) and are subject to the same risks as an investment in lower-rated debt securities. Lower-rated debt securities may fluctuate more widely in price and yield than investment grade debt securities and may fall in price during times when the economy is weak or is expected to become weak. The credit rating of a company’s convertible securities is generally lower than that of its non-convertible debt securities. Convertible securities are normally considered “junior” securities — that is, the company usually must pay interest on its non-convertible debt securities before it can make payments on its convertible securities. If the issuer stops paying interest or principal, convertible securities may become worthless and a Fund could lose its entire investment. In addition, to the extent a Fund invests in convertible securities issued by small- or mid-capitalization companies, it will be subject to the risks of investing in such companies. The stocks of small- and mid-capitalization companies may fluctuate more widely in price than the market as a whole and there may also be less trading in small- or mid-capitalization stocks.

Covenant-Lite Obligations Risk

Certain investments, such as loans in which a Fund may invest directly or have exposure to through its investments in structured securities, may be “covenant-lite.” Covenant-lite obligations contain fewer maintenance covenants than other obligations, or no maintenance covenants at all, and may not include terms which allow the lender to monitor the performance of the borrower and declare a default if certain criteria are breached, which would allow the lender to restructure the loan or take other action intended to help mitigate losses. This may expose a Fund to greater credit risk associated with the borrower and reduce a Fund’s ability to restructure a problematic loan and mitigate potential loss. As a result, a Fund’s exposure to losses on such investments may be increased, especially during a downturn in the credit cycle, and a Fund may experience relatively greater difficulty or delays in enforcing its rights on its holdings of covenant-lite obligations than its holdings of loans or securities with financial maintenance covenants.

Credit Risk

The Funds are subject to the risk that the issuer or guarantor of an obligation, or the counterparty to a transaction, including a derivatives contract or a loan, may fail, or become less able, to make timely payments of interest or principal or otherwise honor its obligations or default completely. The strategies utilized by the sub-advisor require accurate and detailed credit analysis of issuers and there can be no assurance that its analysis will be accurate or complete. The Funds may be subject to substantial losses in the event of credit deterioration or bankruptcy of one or more issuers in its portfolio. Financial strength and solvency of an issuer are the primary factors influencing credit risk. In addition, inadequacy of collateral or credit enhancement for a debt instrument may affect its credit risk. Credit risk may change over the life of an instrument and debt obligations which are rated by rating agencies may be subject to downgrade. The credit ratings of debt instruments and investments represent the rating agencies’ opinions regarding their credit quality and are not a guarantee of future credit performance of such securities. Rating agencies attempt to evaluate the safety of the timely payment of principal and interest (or dividends) and do not evaluate the risks of fluctuations in market value. The ratings assigned to securities by rating agencies do not purport to fully reflect the true risks of an investment. Further, in recent years many highly-rated structured securities have been subject to substantial losses as the economic assumptions on

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Notes to Financial Statements

March 31, 2026

which their ratings were based proved to be materially inaccurate. A decline in the credit rating of an individual security held by a Fund may have an adverse impact on its price and may make it difficult for a Fund to sell it. Ratings represent a rating agency’s opinion regarding the quality of the security and are not a guarantee of quality. Rating agencies might not always change their credit rating on an issuer or security in a timely manner to reflect events that could affect the issuer’s ability to make timely payments on its obligations. Credit risk is typically greater for securities with ratings that are below investment grade (commonly referred to as “junk bonds”). Since a Fund can invest significantly in high yield investments that are considered speculative in nature, this risk maybe substantial. Changes in the actual or perceived creditworthiness of an issuer, or a downgrade or default affecting any of a Fund’s securities, could affect a Fund’s performance.

Currency Risk

The Funds may have exposure to foreign currencies by making direct investments in non-U.S. currencies or in securities denominated in non-U.S. currencies, or by purchasing or selling forward currency exchange contracts in non-U.S. currencies. Foreign currencies may decline in value relative to the U.S. dollar, or, in the case of hedging positions, the U.S. dollar may decline in value relative to the currency being hedged, and thereby affect a Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Funds’ investments in foreign currency denominated securities may reduce the returns of the Funds. Currency futures, forwards, options or swaps may not always work as intended, and in specific cases, the Funds may be worse off than if it had not used such instrument(s). There may not always be suitable hedging instruments available. Even where suitable hedging instruments are available, the Funds may choose to not hedge their currency risks.

Cybersecurity and Operational Risk

Operational risks arising from, among other problems, human errors, systems and technology disruptions or failures, or cybersecurity incidents may negatively impact the Funds, their service providers and third-party fund distribution platforms, including the ability of shareholders to transact in the Funds’ shares, and result in financial losses. Cybersecurity incidents may allow an unauthorized party to gain access to Funds’ assets, shareholder data, or proprietary information, or cause the Funds or their service providers, as well as securities trading venues and their service providers, to suffer data corruption or lose operational functionality. Cybersecurity incidents can result from deliberate attacks or unintentional events. It is not possible for the Funds or their service providers to identify all of the operational risks that may affect the Funds or to develop processes and controls to completely eliminate or mitigate their occurrence or effects. The Funds cannot control the cybersecurity and operational plans and systems of their service providers, their counterparties or the issuers of securities in which the Funds invest. The issuers of the Funds’ investments are likely to be dependent on computers for their operations and require ready access to their data and the internet to conduct their business. Thus, cybersecurity incidents could also affect issuers of the Funds’ investments, leading to significant loss of value.

Equity Investments Risk

Equity securities are subject to market risk. The Funds’ investments in equity securities may include common stocks, preferred stocks, securities convertible into or exchangeable for common stocks, REITs, depositary receipts, and U.S. dollar-denominated foreign stocks traded on U.S. exchanges. Such investments may expose the Funds to additional risk. The value of a company’s common stock may fall as a result of factors affecting the company, companies in the same industry or sector, or the financial markets overall. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company. Preferred stocks and convertible securities are sensitive to movements in interest rates. Preferred stocks may be less liquid than

American Beacon FundsSM

Notes to Financial Statements

March 31, 2026

common stocks and, unlike common stocks, participation in the growth of an issuer may be limited. Distributions on preferred stocks generally are payable at the discretion of an issuer and after required payments to bond holders. Convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities’ investment value. Investments in REITs are subject to the risks associated with investing in the real estate industry such as adverse developments affecting the real estate industry and real property values. Depositary receipts and U.S. dollar-denominated foreign stocks traded on U.S. exchanges are subject to certain of the risks associated with investing directly in foreign securities, including, but not limited to, currency exchange rate fluctuations, political and financial instability in the home country of a particular depositary receipt, less liquidity and more volatility, less government regulation and supervision and delays in transaction settlement.

Floating and Variable Rate Securities Risk

The coupons on certain fixed income securities in which the Funds may invest are not fixed and may fluctuate based upon changes in market rates. The coupon on a floating and variable rate security is generally based on an interest rate such as a money-market index, LIBOR or a Treasury bill rate. Such securities are subject to interest rate risk and may fluctuate in value in response to interest rate changes if there is a delay between changes in market interest rates and the interest reset date for the obligation, or for other reasons. As short-term interest rates decline, the coupons on floating rate securities typically decrease. Alternatively, during periods of rising interest rates, changes in the coupons of floating rate securities may lag behind changes in market rates or may have limits on the maximum increases in the coupon rates. The value of floating and variable rate securities may decline if their coupons do not rise as much, or as quickly, as interest rates in general. Floating and variable rate obligations are less effective than fixed rate obligations at locking in a particular yield and are subject to credit risk. Certain types of floating rate instruments may also be subject to greater liquidity risk than other debt securities.

Futures Contracts Risk

There may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or index. Futures contracts may experience dramatic price changes (losses) and imperfect correlations between the price of the contract and the underlying security, index or currency, which may increase the volatility of a Fund. Futures contracts may involve a small investment of cash (the amount of initial and variation margin) relative to the magnitude of the risk assumed (the potential increase or decrease in the price of the futures contract). There can be no assurance that, at all times, a liquid market will exist for offsetting a futures contract that a Fund has previously bought or sold and this may result in the inability to close a futures contract when desired. When a Fund purchases or sells a futures contract, it is subject to daily variation margin calls that could be substantial. If a Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous. Treasury futures contracts expose a Fund to price fluctuations resulting from changes in interest rates and to potential losses if interest rates do not move as expected.

High-Yield Securities Risk

Exposure to high-yield securities (commonly referred to as ‘‘junk bonds’’) generally involves significantly greater risks of loss of your money than an investment in investment-grade securities. Compared with issuers of investment grade securities, issuers of high-yield securities are more likely to encounter financial difficulties and to be materially affected by these difficulties. High-yield debt securities may fluctuate more widely in price and yield and may fall in price when the economy is weak or expected to become weak. These securities also may be difficult to sell at the time and price the Fund desires. High-yield securities are considered to be speculative with respect to an issuer’s ability to pay interest and repay principal and carry a greater risk that issuers of lower-rated securities will default on the timely payment of principal or interest. Rising interest rates may compound these difficulties and reduce an issuer’s ability to repay principal and interest obligations. Issuers of lower-rated securities also have a greater risk of default or bankruptcy. Issuers of securities that are in default or have

American Beacon FundsSM

Notes to Financial Statements

March 31, 2026

defaulted may fail to resume principal or interest payments, in which case the Fund may lose its entire investment. Below-investment-grade securities may experience greater price volatility and less liquidity than investment-grade securities.

Lower-rated securities are subject to certain risks that may not be present with investments in higher-grade securities. Investors should consider carefully their ability to assume the risks associated with lower-rated securities before investing in the Fund. The lower rating of certain high-yielding fixed-income securities reflects a greater possibility that the financial condition of the issuer or adverse changes in general economic conditions may impair the ability of the issuer to pay income and principal. Changes by credit rating agencies in their ratings of a fixed-income security also may affect the value of these investments. However, allocating investments among securities of different issuers could reduce the risks of owning any such securities separately. The prices of these high-yield securities tend to be less sensitive to interest rate changes than investment-grade investments, but more sensitive to adverse economic changes or individual corporate developments. During economic downturns or periods of rising interest rates, highly leveraged issuers may experience financial stress that adversely affects their ability to service principal and interest payment obligations, to meet projected business goals or to obtain additional financing, and the markets for their securities may be more volatile. If an issuer defaults, the Fund may incur additional expenses to seek recovery. Additionally, accruals of interest income for the Fund may have to be adjusted in the event of default. In the event of an issuer’s default, the Fund may write off prior income accruals for that issuer, resulting in a reduction in the Fund’s current distribution payment. Frequently, the higher yields of high-yielding securities may not reflect the value of the income stream that holders of such securities may expect, but rather the risk that such securities may lose a substantial portion of their value as a result of their issuer’s financial restructuring or default.

Interest Rate Risk

Generally, the value of investments with interest rate risk, such as fixed-income securities or derivatives, will move in the opposite direction to movements in interest rates. Factors including central bank monetary policy, rising inflation rates, and changes in general economic conditions may cause interest rates to rise, which could cause the value of the Fund’s investments to decline. Interest rates may rise, perhaps significantly and/or rapidly, potentially resulting in substantial losses to the Fund. Interest rate changes may have a more pronounced effect on the market value of fixed-rate instruments than on floating-rate instruments. The value of floating rate and variable securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. The prices of fixed-income securities or derivatives are also affected by their durations. Fixed-income securities or derivatives with longer durations generally have greater sensitivity to changes in interest rates. Rising interest rates may cause the value of the Fund’s investments with longer durations and terms to maturity to decline, which may adversely affect the value of the Fund. For example, if a bond has a duration of eight years, a 1% increase in interest rates could be expected to result in an 8% decrease in the value of the bond. An increase in interest rates can impact markets broadly as well. To the extent the Fund holds an investment with a negative interest rate to maturity, the Fund may generate a negative return on that investment.

Liquidity Risk

The Funds are susceptible to the risk that certain investments held by the Funds may have limited marketability, be subject to restrictions on sale, be difficult or impossible to purchase or sell at favorable times or prices or become less liquid in response to market developments or adverse credit events that may affect issuers or guarantors of a security. An inability to sell a portfolio position can adversely affect the Funds’ value or prevent the Funds from being able to take advantage of other investment opportunities. Market prices for such instruments may be volatile. During periods of substantial market volatility, an investment or even an entire market segment may become illiquid, sometimes abruptly, which can adversely affect the Funds’ ability to limit losses. The Funds could lose money if it is unable to dispose of an investment at a time that is most beneficial to the Funds. The Funds may be required to dispose of investments at unfavorable times or prices to satisfy obligations, which may result in losses or may be costly to the Funds. For example, liquidity risk may be magnified in rising interest rate

American Beacon FundsSM

Notes to Financial Statements

March 31, 2026

environments in the event of higher-than-normal redemption rates. Unexpected redemptions may force the Funds to sell certain investments at unfavorable prices to meet redemption requests or other cash needs. Judgment plays a greater role in pricing illiquid investments than in investments with more active markets.

Loan Interests Risk

In making investments in bank loans or senior loans, the Funds will depend primarily on the creditworthiness of the borrower for payment of principal and interest, and will also rely on the financial institution to make principal and interest payments to the Funds once it receives payment on the underlying loan or to pursue appropriate remedies against a borrower in the event that the borrower defaults which may be exposed to the credit risk of both the financial institution that made the loan and the underlying borrower. Unlike publicly traded common stocks, which trade on national exchanges, there is no central place or exchange for loans, including bank loans and senior loans, to trade. There is a risk that the value of any collateral securing a loan in which a Fund has an interest may decline and that the collateral may not be sufficient to cover the amount owed on the loan. In the event that the borrower defaults, a Fund’s access to the collateral may be limited or delayed by bankruptcy or other insolvency laws. Loans trade in an over-the-counter market, and confirmation and settlement, which are effected through standardized procedures and documentation, may take significantly longer than seven days to complete. Extended trade settlement periods may, in unusual market conditions with a high volume of shareholder redemptions, present a risk to shareholders with respect to a Fund’s ability to pay redemption proceeds within the allowable time periods. The secondary market for loans also may be subject to irregular trading activity and wide bid/ask spreads. The lack of an active trading market for certain loans may impair the ability of a Fund to sell its loan interests at a time when it may otherwise be desirable to do so or may require a Fund to sell them at prices that are less than what a Fund regards as their fair market value and may make it difficult to value such loans. Accordingly, loan interests may at times be illiquid. Interests in loans made to finance highly leveraged companies or transactions, such as corporate acquisitions, may be especially vulnerable to adverse changes in economic or market conditions.

A Fund may acquire a loan interest by direct investment as a lender, by obtaining an assignment of all or a portion of the interests in a particular loan that are held by an original lender or a prior assignee, or by participation in a loan interest that is held by another party. As an assignee, a Fund normally will succeed to all rights and obligations of its assignor with respect to the portion of the loan that is being assigned. However, the rights and obligations acquired by the purchaser of a loan assignment may differ from, and be more limited than, those held by the original lenders or the assignor. When a Fund’s loan interest is a participation, a Fund is subject to the risk that the party selling the participation interest will not remit a Fund’s pro rata share of loan payments to a Fund, and a Fund may have less control over the exercise of remedies against the borrower and/or the financial institution that made the loan than the party selling the participation interest.

Market Risk

The Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Fund’s performance. Equity securities generally have greater price volatility than fixed-income securities, although under certain market conditions fixed-income securities may have comparable or greater price volatility. During a general downturn in the securities markets, multiple assets may decline in value simultaneously. In some cases, traditional market participants have been less willing to make a market in some types of debt instruments, which has affected the liquidity of those instruments. During times of market turmoil, investors tend to look to the safety of securities issued or backed by the U.S. Treasury, causing the prices of these securities to rise and the yields to decline. Reduced liquidity in fixed-income and credit markets may negatively affect many issuers worldwide. Prices in many financial markets have increased significantly over the last decade, but there have also been periods of adverse market and financial developments and cyclical change during that timeframe, which have resulted in unusually high levels of volatility in domestic and foreign financial markets that has caused losses for investors and may occur again in the future, particularly if markets enter a period of uncertainty or economic weakness. Periods of

American Beacon FundsSM

Notes to Financial Statements

March 31, 2026

unusually high volatility in the financial markets and restrictive credit conditions, sometimes limited to a particular sector or geographic region, continue to recur. The value of a security may decline due to adverse issuer-specific conditions or general market conditions unrelated to a particular issuer, such as real or perceived adverse geopolitical, regulatory, market, economic or other developments that may cause broad changes in market value, changes in the general outlook for corporate earnings, changes in interest, currency or inflation rates, lack of liquidity in the markets, public perceptions concerning these developments or adverse market sentiment generally. The value of a security may also decline due to factors that affect a particular industry or industries, such as tariffs, labor shortages or increased production costs and competitive conditions within an industry. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets. Changes in the financial condition of a single issuer or market segment also can impact the market as a whole.

Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, pandemics, public health crises, natural disasters, cybersecurity incidents, and related events have led, and in the future may continue to lead, to instability in world economies and markets generally and reduced liquidity, which may adversely affect the value of your investment. Such market disruptions have caused, and may continue to cause, broad changes in market value, negative public perceptions concerning these developments, a reduction in the willingness and ability of some lenders to extend credit, difficulties for some borrowers in obtaining financing on attractive terms, if at all, and adverse investor sentiment or publicity. Changes in value may be temporary or may last for extended periods. Adverse market events may also lead to increased shareholder redemptions, which could cause the Fund to sell investments at an inopportune time to meet redemption requests by shareholders and may increase the Fund’s portfolio turnover, which could increase the costs that the Fund incurs and lower the Fund’s performance. Even when securities markets perform well, there is no assurance that the investments held by a Fund will increase in value along with the broader market.

Policy changes by the U.S. government and/or Federal Reserve and economic and political changes within the U.S. and abroad, such as inflation, changes in interest rates, recessions, changes in the U.S. presidential administration and Congress, the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan, the threat or occurrence of a federal government shutdown and threats or the occurrence of a failure to increase the federal government’s debt limit, which could result in a default on the government’s obligations, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. The severity or duration of adverse economic conditions may also be affected by policy changes made by governments or quasi-governmental organizations. Global economies and financial markets are becoming increasingly interconnected, which increases the possibility of many markets being affected by events in a single country or events affecting a single or small number of issuers.

Markets and market participants are increasingly reliant upon both publicly available and proprietary information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access, and similar circumstances may impair the performance of these systems and may have an adverse impact upon a single issuer, a group of issuers, or the market at large. In certain cases, an exchange or market may close or issue trading halts on either specific securities or even the entire market, which may result in the Fund being, among other things, unable to buy or sell certain securities or financial instruments or accurately price its investments. These fluctuations in securities prices could be a sustained trend or a drastic movement. The financial markets generally move in cycles, with periods of rising prices followed by periods of declining prices. The value of your investment may reflect these fluctuations.

Other Investment Companies Risk

To the extent that a Fund invests in shares of other registered investment companies, a Fund will indirectly bear the fees and expenses, including, for example, advisory and administrative fees, charged by those investment companies in addition to a Fund’s direct fees and expenses. If a Fund invests in other investment companies, a

American Beacon FundsSM

Notes to Financial Statements

March 31, 2026

Fund may receive distributions of taxable gains from portfolio transactions by that investment company and may recognize taxable gains from transactions in shares of that investment company, which could be taxable to a Fund’s shareholders when distributed to them. A Fund must rely on the investment company in which it invests to achieve its investment objective. If the investment company fails to achieve its investment objective, the value of a Fund’s investment may decline, adversely affecting a Fund’s performance. To the extent a Fund invests in other investment companies that invest in equity securities, fixed-income securities and/or foreign securities, or that track an index, a Fund is subject to the risks associated with the underlying investments held by the investment company or the index fluctuations to which the investment company is subject.

Pay-In-Kind Securities Risk

Pay-in-kind securities are debt securities that do not make regular cash interest payments. Pay-in-kind securities pay interest through the issuance of additional securities. Because these securities do not pay current cash income, their prices can be volatile when interest rates fluctuate. If an issuer of pay-in-kind securities defaults, the Fund may lose its entire investment. Federal income tax law requires a holder of pay-in-kind securities to include in gross income each taxable year the portion of the non-cash income on those securities (i.e., the additional securities issued as interest thereon) accrued during that year. In order to continue to qualify for treatment as a “regulated investment company” (“RIC”) under the Internal Revenue Code, and avoid federal excise tax, a Fund may be required to distribute a portion of such non-cash income and may be required to dispose of other portfolio securities in order to generate cash to meet these distribution requirements, potentially during periods of adverse market prices.

Prepayment and Extension Risk

When interest rates fall, borrowers will generally repay the loans that underlie certain debt securities, especially mortgage-related and other types of ABS, more quickly than expected, causing the issuer of the security to repay the principal prior to the security’s expected maturity date. A Fund may need to reinvest the proceeds at a lower interest rate, reducing its income. Securities subject to prepayment risk generally offer less potential for gains when prevailing interest rates fall. If a Fund buys those securities at a premium, accelerated prepayments on those securities could cause a Fund to lose a portion of its principal investment. The impact of prepayments on the price of a security may be difficult to predict and may increase the security’s price volatility. Variable and floating rate securities may be less sensitive to prepayment risk. Extension risk is the risk that a decrease in prepayments may, as a result of higher interest rates or other factors, result in the extension of a security’s effective maturity, heighten interest rate risk and increase the potential for a decline in its price.

Recent Market Events Risk

Both U.S. and international markets have experienced significant volatility in recent months and years. As a result of such volatility, investment returns may fluctuate significantly. Moreover, the risks discussed herein associated with an investment in a Fund may be increased.

Although interest rates were unusually low in the U.S. and abroad for a period of time, in 2022, the U.S. Federal Reserve (the “Federal Reserve”) and certain foreign central banks began to raise interest rates as part of their efforts to address rising inflation. The Federal Reserve and certain foreign central banks subsequently started to lower interest rates in September 2024, though economic or other factors, such as inflation, could lead to the Federal Reserve stopping or reversing these changes. It is difficult to accurately predict the pace at which interest rates might change, the timing, frequency or magnitude of any such changes in interest rates, or when such changes might stop or again reverse course. Additionally, various economic and political factors could cause the Federal Reserve or foreign central banks to change their approach in the future as such actions may result in an economic slowdown both in the U.S. and abroad. Unexpected changes in interest rates could lead to significant market volatility or reduce liquidity in certain sectors of the market. It is difficult to predict the impact on various markets of significant interest rate changes or other significant policy changes. Deteriorating economic

American Beacon FundsSM

Notes to Financial Statements

March 31, 2026

fundamentals may increase the risk of default or insolvency of particular issuers, negatively impact market value, increase market volatility, cause credit spreads to widen, reduce bank balance sheets and cause unexpected changes in interest rates. Any of these could cause an increase in market volatility, reduce liquidity across various sectors or markets or decrease confidence in the markets. Also, regulators have expressed concern that changes in interest rates may cause investors to sell fixed income securities faster than the market can absorb them, contributing to price volatility. Historical patterns of correlation among asset classes may break down in unanticipated ways during times of high volatility, disrupting investment programs and potentially causing losses.

Tensions, war or open conflict between nations, such as between Russia and Ukraine, in the Middle East or in eastern Asia could affect the economies of many nations, including the United States. The duration of ongoing hostilities in the Middle East and between Russia and Ukraine, and any sanctions and related events cannot be predicted. Those events present material uncertainty and risk with respect to markets globally and the performance of the Fund and its investments or operations could be negatively impacted whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries or regions directly affected.

Regulators in the U.S. have adopted a number of changes to regulations involving the markets and issuers, some of which apply to the Fund. The full effect of various newly adopted regulations is not currently known. Due to the scope of regulations being adopted, certain of these changes could limit the Fund’s ability to pursue its investment strategies or make certain investments, may make it more costly for the Fund to operate, or adversely impact performance. Additionally, it is possible that recently adopted regulations could be further revised or rescinded, which creates material uncertainty regarding their impact to the Fund.

Economists and others have expressed increasing concern about the potential effects of global climate change on property and security values. Impacts from climate change may include significant risks to global financial assets and economic growth. A rise in sea levels, an increase in powerful storms and/or a climate-driven increase in sea levels or flooding could cause coastal properties to lose value or become unmarketable altogether. Certain issuers, industries and regions may be adversely affected by the impacts of climate change in ways that cannot be foreseen, including on the demand for and the development of goods and services and related production costs, and the impacts of legislation, regulation and international accords related to climate change, as well as any indirect consequences of regulation or business trends driven by climate change. Regulatory changes and divestment movements tied to concerns about climate change could adversely affect the value of certain land and the viability of industries whose activities or products are seen as accelerating climate change. Losses related to climate change could adversely affect, among others, corporate issuers and mortgage lenders, the value of mortgage-backed securities, the bonds of municipalities that depend on tax or other revenues and tourist dollars generated by affected properties, and insurers of the property and/or of corporate, municipal or mortgage-backed securities.

Redemption Risk

A Fund may experience periods of high levels of redemptions that could cause a Fund to sell assets at inopportune times or at a loss or depressed value. The sale of assets to meet redemption requests may create net capital gains, which could cause a Fund to have to distribute substantial capital gains. Redemption risk is heightened during periods of declining or illiquid markets. During periods of heavy redemptions, a Fund may borrow funds through the interfund credit facility or from a bank line of credit, which may increase costs. A rise in interest rates or other market developments may cause investors to move out of fixed income securities on a large scale. Heavy redemptions could hurt a Fund’s performance.

Restricted Securities Risk

Securities not registered in the U.S. under the Securities Act of 1933, as amended (the “Securities Act”), or in non-U.S. markets pursuant to similar regulations, including “Section 4(a)(2)” securities and “Rule 144A” securities, are restricted as to their resale. Such securities may not be listed on an exchange and may have no

American Beacon FundsSM

Notes to Financial Statements

March 31, 2026

active trading market. The prices of these securities may be more difficult to determine than publicly traded securities and these securities may involve heightened risk as compared to investments in securities of publicly traded companies. They may be more difficult to purchase or sell at an advantageous time or price because such securities may not be readily marketable in broad public markets, or may have to be held for a certain time period before they can be resold. A Fund may not be able to sell a restricted security when a sub-advisor considers it desirable to do so and/or may have to sell the security at a lower price than a Fund believes is its fair market value. A restricted security that was liquid at the time of purchase may subsequently become illiquid. In addition, transaction costs may be higher for restricted securities and a Fund may receive only limited information regarding the issuer of a restricted security. A Fund may have to bear the expense of registering restricted securities for resale and the risk of substantial delays in effecting the registration. If, during such a delay, adverse market conditions were to develop, a Fund might obtain a less favorable price than prevailed at the time it decided to seek registration of the security.

Unrated Securities Risk

Because the Fund may purchase securities that are not rated by any rating organization, the Sub-Advisor, after assessing their credit quality, may internally assign ratings to certain of those securities in categories of those similar to those of rating organizations. Investing in unrated securities involves the risk that the Sub-Advisor may not accurately evaluate the security’s comparative credit rating. Analysis of the creditworthiness of issuers of unrated securities may be more complex than for issuers of higher-quality debt obligations. To the extent that the Fund invests in unrated securities, the Fund’s success in achieving its investment objectives may depend more heavily on the Sub-Advisor’s credit analysis than if the Fund invested exclusively in rated securities. Some unrated securities may not have an active trading market or may be difficult to value, which means the Fund might have difficulty selling them promptly at an acceptable price. Unrated securities may also be subject to greater liquidity risk and price volatility.

Valuation Risk

This is the risk that a Fund has valued a security at a price different from the price at which it can be sold. This risk may be especially pronounced for investments, such as derivatives, which may be illiquid or which may become illiquid and for securities that trade in relatively thin markets and/or markets that experience extreme volatility. A Fund’s ability to value its investments in an accurate and timely manner may be impacted by technological issues and/or errors by third party service providers, such as pricing services or accounting agents. If market conditions make it difficult to value certain investments, SEC rules an applicable accounting protocols may require a Fund may value these investments using more subjective methods, such as fair-value methodologies. Investors who purchase or redeem Fund shares on days when a Fund is holding fair-valued securities may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received if a Fund had not fair-valued the securities or had used a different valuation methodology. The value of foreign securities, certain fixed-income securities and currencies, as applicable, may be materially affected by events after the close of the markets on which they are traded, but before a Fund determines its NAV.

Variable and Floating Rate Securities Risk

The coupons on certain fixed-income securities in which a Fund may invest are not fixed and may fluctuate based upon changes in market rates. The coupon on a floating rate security is generally based on an interest rate such as a money-market index, SOFR, LIBOR or a Treasury bill rate. Such securities are subject to interest rate risk and may fluctuate in value in response to interest rate changes if there is a delay between changes in market interest rates and the interest reset date for the obligation, or for other reasons. As short-term interest rates decline, the coupons on variable and floating rate securities typically decrease. Alternatively, during periods of rising interest rates, changes in the coupons of variable and floating rate securities may lag behind changes in market rates or may have limits on the maximum increases in the coupon rates. The value of variable and floating rate securities may decline if their coupons do not rise as much, or as quickly, as interest rates in general.

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Notes to Financial Statements

March 31, 2026

Conversely, variable and floating rate securities will not generally increase in value if interest rates decline. Variable and floating rate securities are less effective at locking in a particular yield and are subject to credit risk. Certain types of floating rate instruments may also be subject to greater liquidity risk than other debt securities.

6. Federal Income and Excise Taxes

It is the policy of each Fund to qualify as a RIC, by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each Fund is treated as a single entity for the purpose of determining such qualification.

Although both Funds have an accounting year end of March 31st, DoubleLine Floating Rate has a tax year of August 31st and DoubleLine Select Income has a tax year end of March 31st.

The Funds do not have any unrecorded tax liabilities in the accompanying financial statements. Each of the tax years for DoubleLine Floating Rate in the four year period ending August 31, 2025 and each of the tax years for DoubleLine Select Income in the four year period ended March 31, 2026 remain subject to examination by the Internal Revenue Service. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statements of Operations.

The Funds may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on returns of income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation (depreciation), as applicable, as the income is earned or capital gains are recorded.

Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. GAAP. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

The tax character of distributions paid were as follows:

	DoubleLine Floating Rate Fund	DoubleLine Select Income Fund
	Year Ended August 31, 2025	Year Ended March 31, 2026	Year Ended March 31, 2025
Distributions paid from:
Ordinary income*
R5 Class	$1,727,359	$–	$–
Y Class	4,293,807	15,187,823	15,412,073
Investor Class	948,945	302,393	275,504
A Class	974,553	–	–
C Class	601,608	–	–
R6 Class	-	39	–

Total distributions paid	$8,546,272	$15,490,255	$15,687,577

* For tax purposes, short-term capital gains are considered ordinary income distributions.

As of March 31, 2026, the components of distributable earnings (deficits) on a tax basis were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
DoubleLine Floating Rate Fund	$137,898,556	$260,336	$(5,438,677)	$(5,178,341)
DoubleLine Select Income Fund	356,675,130	3,689,423	(8,480,531)	(4,791,108)

American Beacon FundsSM

Notes to Financial Statements

March 31, 2026

Fund	Net Unrealized Appreciation (Depreciation)	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other (Losses)	Other Temporary Differences	Distributable Earnings
DoubleLine Floating Rate Fund*	$(9,499,408)	$687,766	$-	$(281,876,640)	$(2)	$(290,688,284)
DoubleLine Select Income Fund	(4,791,108)	1,652,571	-	(38,426,309)	-	(41,564,846)

* Distributable earnings are reported as of August 31, 2025.

Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The temporary differences between financial reporting and tax-basis reporting of unrealized appreciation (depreciation) are attributable primarily to unused capital loss carryforwards, premium amortization, the realization for tax purposes of unrealized gains from passive foreign investment companies, and market discount tax adjustments.

Due to inherent differences in the recognition of income, expenses, and realized gains (losses) under U.S. GAAP and federal income tax regulations, permanent differences between book and tax reporting have been identified and appropriately reclassified on the Statements of Assets and Liabilities. The Funds had no permanent differences as of March 31, 2026.

For federal income tax purposes, the Funds measure their capital loss carryforwards annually at their fiscal year end. Capital loss carryforwards retain their character as short-term and/or long-term and may be carried forward and applied against future realized capital gains with no expiration date.

During the year ended August 31, 2025, the DoubleLine Floating Rate Fund had $84,801,644 in Short-Term and $197,074,996 in Long-Term capital loss carryforwards. During the year ended March 31, 2026, the DoubleLine Select Income Fund had $1,842,095 in Short-Term and $36,584,214 in Long-Term capital loss carryforwards.

The ability to utilize capital loss carryforwards in the future could be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

7. Investment Transactions

The aggregate cost of purchases and proceeds from sales and maturities of investments, other than short-term obligations, for the year ended March 31, 2026 were as follows:

Fund	Purchases (non-U.S. Government Securities)	Purchases of U.S. Government Securities	Sales (non-U.S. Government Securities)	Sales of U.S. Government Securities
DoubleLine Floating Rate Fund	$134,581,032	$-	$160,812,336	$-
DoubleLine Select Income Fund	132,120,586	20,845,844	133,013,059	-

A summary of the Funds’ transactions in the USG Select Fund for the year ended March 31, 2026 were as follows:

Fund	Type of Transaction	March 31, 2025 Shares/Fair Value	Purchases	Sales	March 31, 2026 Shares/Fair Value
DoubleLine Floating Rate Fund	Direct	$–	$19,350,698	$6,152,644	$13,198,054
DoubleLine Select Income Fund	Direct	-	43,107,518	38,699,706	4,407,812

American Beacon FundsSM

Notes to Financial Statements

March 31, 2026

8. Borrowing Arrangements

Effective November 6, 2025 (the “Effective Date”), the Funds, along with certain other funds managed by the Manager (“Participating Funds”), renewed a committed revolving line of credit (the “Committed Line”) agreement with State Street Bank and Trust Company (the “Bank”) to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Committed Line is $100 million with interest at a daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10%, plus the higher of the Federal Fund Effective Rate for the prior day and the Overnight Bank Funding Rate for the prior day. Each of the Participating Funds paid a proportional amount of a quarterly commitment fee at a rate of 0.25% per annum on the unused portion of the Committed Line amount. The Committed Line expires November 5, 2026, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement.

On the Effective Date, the Funds, along with certain other Participating Funds managed by the Manager, also renewed an uncommitted discretionary demand revolving line of credit (the “Uncommitted Line”) agreement with the Bank to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Uncommitted Line is $100 million with interest at a daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10%, plus the higher of the Federal Fund Effective Rate for the prior day and the Overnight Bank Funding Rate for the prior day. Each of the Participating Funds paid a proportional amount of a closing fee of $35,000 on the Effective Date. The Uncommitted Line expires November 5, 2026, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement.

The Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Line of credit interest expense” on the Statement of Operations, along with commitment fees, that have been allocated among the Participating Funds based on average daily net assets.

During the year ended March 31, 2026, the Funds did not utilize these facilities.

American Beacon FundsSM

Notes to Financial Statements

March 31, 2026

9. Capital Share Transactions

The tables below summarize the activity in capital shares for each Class of the Funds:

	R5 Class
	February 23, 2026A - March 31, 2026
DoubleLine Floating Rate Fund	Shares	Amount
Shares sold	1,709	$15,116
Reinvestment of dividends	3,434	30,186
Issued in Reorganization	1,227,949	10,966,815
Shares redeemed	(59,149)	(524,254)

Net increase in shares outstanding	1,173,943	$10,487,863

	Y Class
	Year Ended			Year Ended
	March 31, 2026			March 31, 2025
DoubleLine Floating Rate Fund	Shares	Amount		Shares	Amount
Shares sold	1,820,890	$16,222,608		4,661,273	$42,136,262
Reinvestment of dividends	301,424	2,695,507		426,888	3,842,750
Issued in Reorganization	2,535,904	22,648,160		-	-
Shares redeemed	(9,750,127)	(86,893,667	)B	(7,768,302)	(69,940,240	)C

Net (decrease) in shares outstanding	(5,091,909)	$(45,327,392)		(2,680,141)	$(23,961,228)

	Investor Class
	Year Ended			Year Ended
	March 31, 2026			March 31, 2025
DoubleLine Floating Rate Fund	Shares	Amount		Shares	Amount
Shares sold	1,203,099	$10,849,429		871,635	$7,902,631
Reinvestment of dividends	83,585	750,289		112,551	1,016,142
Issued in Reorganization	639,399	5,727,801		—	—
Shares redeemed	(1,933,501)	(17,376,493	)B	(970,034)	(8,787,871	)C

Net increase (decrease) in shares outstanding	(7,418)	$(48,974)		14,152	$130,902

	A Class
	February 23, 2026A - March 31, 2026
DoubleLine Floating Rate Fund	Shares	Amount
Shares sold	14,184	$125,993
Reinvestment of dividends	3,366	29,688
Issued in Reorganization	838,408	7,510,540
Shares redeemed	(11,605)	(102,816)

Net increase in shares outstanding	844,353	$7,563,405

	C Class
	February 23, 2026A - March 31, 2026
DoubleLine Floating Rate Fund	Shares	Amount
Shares sold	13	$113
Reinvestment of dividends	1,784	15,735
Issued in Reorganization	497,834	4,459,647
Shares redeemed	(34,616)	(307,314)

Net increase in shares outstanding	465,015	$4,168,181

	Y Class
	Year Ended			Year Ended
	March 31, 2026			March 31, 2025
DoubleLine Select Income Fund	Shares	Amount		Shares	Amount
Shares sold	3,758,500	$35,775,536		3,365,719	$31,609,187
Reinvestment of dividends	234,969	2,233,917		124,171	1,161,153
Shares redeemed	(5,157,709)	(48,561,737)		(4,522,307)	(42,589,551)

Net (decrease) in shares outstanding	(1,164,240)	$(10,552,284)		(1,032,417)	$(9,819,211)

American Beacon FundsSM

Notes to Financial Statements

March 31, 2026

	Investor Class
	Year Ended				Year Ended
	March 31, 2026				March 31, 2025
DoubleLine Select Income Fund	Shares		Amount		Shares	Amount
Shares sold	779,457		$7,458,625		425,511	$3,999,817
Reinvestment of dividends	29,522		280,956		27,952	261,188
Shares redeemed	(536,895)		(5,108,961)		(530,260)	(4,981,937)

Net increase (decrease) in shares outstanding	272,084		$2,630,620		(76,797)	$(720,932)

	R6 Class
	February 23, 2026A - March 31, 2026
DoubleLine Select Income Fund	Shares		Amount
Shares sold	1,039	D	$10,000	D
Reinvestment of dividends	4		39
Shares redeemed	-		-

Net increase in shares outstanding	1,043		$10,039

A Commencement of operations.

B Net of redemption fees of $90,449 and $14,409 for Class Y and Class Investor, respectively.

C Net of redemption fees of $41,465 and $4,648 for Class Y and Class Investor, respectively.

D Seed capital was received on February 23, 2026 in the amount of $10,000. As a result, shares were issued in the amount of 1,039.

10. Subsequent Events

On August 25, 2025, the Board approved the adoption of the American Beacon DoubleLine Floating Rate Fund and the American Beacon Select Income Fund (the Funds) by the Trust and the change of the Funds’ fiscal year end to August 31. As a result, the Funds will have an audit as of March 31, 2026, a transition fiscal reporting period from April 1, 2026 through August 31, 2026, and its first full fiscal year reporting period will cover September 1, 2026 through August 31, 2027.

American Beacon DoubleLine Floating Rate FundSM

Financial Highlights

March 31, 2026

	R5 Class
	February 23, 2026A to
	March 31, 2026

Net asset value, beginning of period	$8.93

Income (loss) from investment operations:
Net investment incomeB	0.07
Net (losses) on investments (both realized and unrealized)	(0.10)

Total (loss) from investment operations	(0.03)

Less distributions:
Dividends from net investment income	(0.04)

Net asset value, end of period	$8.86

Total returnC	(0.38	)%D

Ratios and supplemental data:
Net assets, end of period	$10,406,240
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.46	%E
Expenses, net of reimbursements and/or recoupments	0.73	%E F
Net investment income, before expense reimbursements and/or recoupments	6.89	%E
Net investment income, net of reimbursements and/or recoupments	7.62	%E
Portfolio turnover rate	117	%G

A	Commencement of operations.
B	Per share amounts have been calculated using the average shares method.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.
F	Expense ratios may exceed stated expense caps in Note 2 due to loan interest expenses.
G	Portfolio turnover rate is for the period from April 1, 2025 through March 31, 2026.

See accompanying notes

American Beacon DoubleLine Floating Rate FundSM

Financial Highlights

March 31, 2026

	Y ClassA
	Year Ended March 31,
	2026		2025	2024	2023	2022

Net asset value, beginning of period	$8.88		$9.04	$8.97	$9.42	$9.51

Income (loss) from investment operations:
Net investment incomeB	0.60		0.69	0.75	0.53	0.32
Net gains (losses) on investments (both realized and unrealized)	(0.07)		(0.15)	0.08	(0.42)	(0.09)

Total income from investment operations	0.53		0.54	0.83	0.11	0.23

Less distributions:
Dividends from net investment income	(0.55)		(0.70)	(0.76)	(0.56)	(0.32)

Net asset value, end of period	$8.86		$8.88	$9.04	$8.97	$9.42

Total returnC	6.10%		6.12%	9.61%	1.31%	2.40%

Ratios and supplemental data:
Net assets, end of period	$90,193,944		$135,642,445	$162,268,995	$200,203,348	$333,517,957
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.96%		0.79%	0.74%	0.68%	0.64%
Expenses, net of reimbursements and/or recoupments	0.78	%D	0.79%	0.74%	0.68%	0.64%
Net investment income, before expense reimbursements and/or recoupments	6.56%		7.63%	8.34%	5.81%	3.37%
Net investment income, net of reimbursements and/or recoupments	6.74%		7.63%	8.34%	5.81%	3.37%
Portfolio turnover rate	117%		65%	50%	17%	40%

A	Prior to the reorganization on February 20, 2026, the Y Class was known as Class I.
B	Per share amounts have been calculated using the average shares method.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Expense ratios may exceed stated expense caps in Note 2 due to the change in the contractual expense caps on February 23, 2026.

See accompanying notes

American Beacon DoubleLine Floating Rate FundSM

Financial Highlights

March 31, 2026

	Investor ClassA
	Year Ended March 31,
	2026		2025	2024	2023	2022

Net asset value, beginning of period	$8.91		$9.07	$8.99	$9.44	$9.53

Income (loss) from investment operations:
Net investment incomeB	0.59		0.67	0.73	0.48	0.30
Net gains (losses) on investments (both realized and unrealized)	(0.08)		(0.16)	0.08	(0.40)	(0.10)

Total income from investment operations	0.51		0.51	0.81	0.08	0.20

Less distributions:
Dividends from net investment income	(0.53)		(0.67)	(0.73)	(0.53)	(0.29)

Net asset value, end of period	$8.89		$8.91	$9.07	$8.99	$9.44

Total returnC	5.85%		5.84%	9.43%	1.04%	2.15%

Ratios and supplemental data:
Net assets, end of period	$16,799,018		$16,904,768	$17,070,438	$20,603,257	$45,362,031
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.22%		1.04%	0.99%	0.92%	0.90%
Expenses, net of reimbursements and/or recoupments	1.03	%D	1.04%	0.99%	0.92%	0.90%
Net investment income, before expense reimbursements and/or recoupments	6.36%		7.38%	8.10%	5.32%	3.16%
Net investment income, net of reimbursements and/or recoupments	6.55%		7.38%	8.10%	5.32%	3.16%
Portfolio turnover rate	117%		65%	50%	17%	40%

A	Prior to the reorganization on February 20, 2026, the Investor Class was known as Class N.
B	Per share amounts have been calculated using the average shares method.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Expense ratios may exceed stated expense caps in Note 2 due to the change in the contractual expense caps on February 23, 2026.

See accompanying notes

American Beacon DoubleLine Floating Rate FundSM

Financial Highlights

March 31, 2026

	A Class
	February 23, 2026A to
	March 31, 2026

Net asset value, beginning of period	$8.96

Income (loss) from investment operations:
Net investment incomeB	0.07
Net (losses) on investments (both realized and unrealized)	(0.10)

Total (loss) from investment operations	(0.03)

Less distributions:
Dividends from net investment income	(0.04)

Net asset value, end of period	$8.89

Total returnC	(0.38	)%D

Ratios and supplemental data:
Net assets, end of period	$7,505,509
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.87	%E
Expenses, net of reimbursements and/or recoupments	0.99	%E F
Net investment income, before expense reimbursements and/or recoupments	6.49	%E
Net investment income, net of reimbursements and/or recoupments	7.37	%E
Portfolio turnover rate	117	%G

A	Commencement of operations.
B	Per share amounts have been calculated using the average shares method.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.
F	Expense ratios may exceed stated expense caps in Note 2 due to loan interest expenses.
G	Portfolio turnover rate is for the period from April 1, 2025 through March 31, 2026.

See accompanying notes

American Beacon DoubleLine Floating Rate FundSM

Financial Highlights

March 31, 2026

	C Class
	February 23, 2026A to
	March 31, 2026

Net asset value, beginning of period	$8.96

Income (loss) from investment operations:
Net investment incomeB	0.06
Net (losses) on investments (both realized and unrealized)	(0.11)

Total (loss) from investment operations	(0.05)

Less distributions:
Dividends from net investment income	(0.03)

Net asset value, end of period	$8.88

Total returnC	(0.51	)%D

Ratios and supplemental data:
Net assets, end of period	$4,130,777
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	2.65	%E
Expenses, net of reimbursements and/or recoupments	1.77	%E F
Net investment income, before expense reimbursements and/or recoupments	5.72	%E
Net investment income, net of reimbursements and/or recoupments	6.60	%E
Portfolio turnover rate	117	%G

A	Commencement of operations.
B	Per share amounts have been calculated using the average shares method.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.
F	Expense ratios may exceed stated expense caps in Note 2 due to loan interest expenses.
G	Portfolio turnover rate is for the period from April 1, 2025 through March 31, 2026.

See accompanying notes

American Beacon DoubleLine Select Income FundSM

Financial Highlights

March 31, 2026

	Y ClassA
	Year Ended March 31,
	2026		2025	2024	2023	2022

Net asset value, beginning of period	$9.41		$9.22	$9.05	$9.67	$10.46

Income (loss) from investment operations:
Net investment incomeB	0.46		0.39	0.34	0.28	0.27
Net gains (losses) on investments (both realized and unrealized)	0.00	E	0.19	0.16	(0.60)	(0.71)

Total income (loss) from investment operations	0.46		0.58	0.50	(0.32)	(0.44)

Less distributions:
Dividends from net investment income	(0.42)		(0.39)	(0.33)	(0.27)	(0.28)
Distributions from net realized gains	-		-	-	(0.03)	(0.07)

Total distributions	(0.42)		(0.39)	(0.33)	(0.30)	(0.35)

Net asset value, end of period	$9.45		$9.41	$9.22	$9.05	$9.67

Total returnC	4.94%		6.41%	5.68%	(3.24)%	(4.39)%

Ratios and supplemental data:
Net assets, end of period	$346,878,859		$356,526,158	$358,912,234	$346,227,165	$521,889,027
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.63%		0.59%	0.57%	0.57%	0.57%
Expenses, net of reimbursements and/or recoupments	0.61	%D	0.59%	0.57%	0.57%	0.57%
Net investment income, before expense reimbursements and/or recoupments	4.79%		4.14%	3.72%	3.02%	2.63%
Net investment income, net of reimbursements and/or recoupments	4.81%		4.14%	3.72%	3.02%	2.63%
Portfolio turnover rate	39%		45%	49%	8%	23%

A	Prior to the reorganization on February 20, 2026, the Y Class was known as Class I.
B	Per share amounts have been calculated using the average shares method.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Expense ratios may exceed stated expense caps in Note 2 due to the change in the contractual expense caps on February 23, 2026.
E	Amount represents less than $0.01 per share

See accompanying notes

American Beacon DoubleLine Select Income FundSM

Financial Highlights

March 31, 2026

	Investor ClassA
	Year Ended March 31,
	2026		2025	2024	2023	2022

Net asset value, beginning of period	$9.42		$9.23	$9.06	$9.68	$10.46

Income (loss) from investment operations:
Net investment incomeB	0.44		0.36	0.33	0.25	0.25
Net gains (losses) on investments (both realized and unrealized)	0.00	E	0.20	0.15	(0.59)	(0.71)

Total income (loss) from investment operations	0.44		0.56	0.48	(0.34)	(0.46)

Less distributions:
Dividends from net investment income	(0.40)		(0.37)	(0.31)	(0.25)	(0.25)
Distributions from net realized gains	-		-	-	(0.03)	(0.07)

Total distributions	(0.40)		(0.37)	(0.31)	(0.28)	(0.32)

Net asset value, end of period	$9.46		$9.42	$9.23	$9.06	$9.68

Total returnC	4.70%		6.14%	5.42%	(3.49)%	(4.60)%

Ratios and supplemental data:
Net assets, end of period	$8,984,244		$6,388,336	$6,970,751	$601,046	$1,794,233
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.89%		0.84%	0.83%	0.82%	0.82%
Expenses, net of reimbursements and/or recoupments	0.86	%D	0.84%	0.83%	0.82%	0.82%
Net investment income, before expense reimbursements and/or recoupments	4.56%		3.88%	3.60%	2.74%	2.38%
Net investment income, net of reimbursements and/or recoupments	4.59%		3.88%	3.60%	2.74%	2.38%
Portfolio turnover rate	39%		45%	49%	8%	23%

A	Prior to the reorganization on February 20, 2026, the Investor Class was known as Class N.
B	Per share amounts have been calculated using the average shares method.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Expense ratios may exceed stated expense caps in Note 2 due to the change in the contractual expense caps on February 23, 2026.
E	Amount represents less than $0.01 per share

See accompanying notes

American Beacon DoubleLine Select Income FundSM

Financial Highlights

March 31, 2026

	R6 Class
	February 23, 2026A to
	March 31, 2026

Net asset value, beginning of period	$9.62

Income (loss) from investment operations:
Net investment incomeB	0.05
Net (losses) on investments (both realized and unrealized)	(0.18)

Total (loss) from investment operations	(0.13)

Less distributions:
Dividends from net investment income	(0.04)

Net asset value, end of period	$9.45

Total returnC	(1.38	)%D

Ratios and supplemental data:
Net assets, end of period	$9,855
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	29.45	%E
Expenses, net of reimbursements and/or recoupments	0.58	%E
Net investment (loss), before expense reimbursements and/or recoupments	(23.48	)%E
Net investment income, net of reimbursements and/or recoupments	5.39	%E
Portfolio turnover rate	39	%F

A	Commencement of operations.
B	Per share amounts have been calculated using the average shares method.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.
F	Portfolio turnover rate is for the period from April 1, 2025 through March 31, 2026.

See accompanying notes

American Beacon FundsSM

Federal Tax Information

March 31, 2026 (Unaudited)

Certain tax information regarding the Fund is required to be provided to shareholders based upon the Funds’ income and distributions for the taxable year ended March 31, 2026. The information and distributions reported herein may differ from information and distributions taxable to the shareholders for the calendar year ended December 31, 2026.

The Fund designated the following items with regard to distributions paid during the fiscal year ended March 31, 2026. All designations are based on financial information available as of this annual report and, accordingly, are subject to change. For each item, it is the intention of the Funds to designate the maximum amount permitted under the Internal Revenue Code of 1986, as amended, and the regulations there under.

Corporate Dividends-Received Deduction:

DoubleLine Select Income	0.00%

Qualified Dividend Income:

DoubleLine Select Income	0.00%

Long-Term Capital Gain Distributions:

DoubleLine Select Income	$0

Short-Term Capital Gain Distributions:

DoubleLine Select Income	$0

Shareholders will receive notification in January 2027 of the applicable tax information necessary to prepare their 2026 income tax returns.

Delivery of Documents

If you invest in the Fund through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Prospectus, Annual Report, and Semi-Annual Report, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.

You may request a paper copy of this document at no charge by contacting your financial institution. This document is also available for download at www.americanbeaconfunds.com or you can request an electronic copy by contacting your financial institution.

To obtain more information about the Fund:

By E-mail:	On the Internet:
american_beacon.funds@ambeacon.com	Visit our website at www.americanbeaconfunds.com

By Telephone: Call (800) 658-5811	By Mail: American Beacon Funds P.O. Box 219643 Kansas City, MO 64121-9643

Fund Service Providers:

CUSTODIAN State Street Bank and Trust Company Boston, Massachusetts	TRANSFER AGENT SS&C GIDS, Inc. Quincy, Massachusetts	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM PricewaterhouseCoopers LLP Boston, Massachusetts	DISTRIBUTOR Resolute Investment Distributors, Inc. Irving, Texas

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current Prospectus or Summary Prospectus.

American Beacon Funds, American Beacon DoubleLine Floating Rate Fund and American Beacon DoubleLine Select Income Fund are service marks of American Beacon Advisors, Inc.

AR 03/26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Renumeration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The remuneration paid to directors, officers and others is included as part of the report to stockholders filed under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Disclosure Regarding the Approval of Investment Advisory Agreement

Approvals Related to American Beacon DoubleLine Select Income Fund

At its August 25, 2025 meeting, the Board of Trustees (“Board” or “Trustees”) considered: (1) the approval of the management agreement (“Management Agreement”) between American Beacon Advisors, Inc. (“Manager”) and the American Beacon Funds (“Trust”), on behalf of the American Beacon DoubleLine Select Income Fund (the “Fund”), a newly created series of the Trust; and (2) the approval of the investment advisory agreement (the “Subadvisory Agreement”) among the Manager, the Trust, on behalf of the Fund, and DoubleLine Capital LP (the “Subadviser”), the Fund’s proposed subadviser.

Approval of the Management Agreement

Prior to the meeting, the Manager provided information to the Board in response to requests from the Board in connection with the Board’s consideration of the Management Agreement for the Fund. In addition, the Investment Committee of the Board met with representatives of the Manager. The Board also considered information that had been provided by the Manager to the Board at the May 20, 2025 and June 4, 2025 Board meetings in connection with the Board’s renewal of the current Management Agreements pursuant to which the Manager provides services to the existing mutual fund series of the Trust, the American Beacon Select Funds (“Select Trust”) and the American Beacon Institutional Funds Trust (the “Existing Funds”) and another Management Agreement pursuant to which the Manager provides services to the exchange-traded fund series of the Select Trust.

Provided below is an overview of the primary factors the Board considered at its August 25, 2025 meeting at which the Board considered the approval of the Management Agreement with respect to the Fund. In determining whether to approve the Management Agreement, the Board considered, among other things, the following factors with respect to the Fund: (1) the nature and quality of the services to be provided; (2) the estimated costs to be incurred by the Manager in rendering its services to the Fund and the resulting profits or losses; (3) the extent to which economies of scale, if any, have been taken into account in setting the fee schedule; (4) whether fee levels reflect anticipated economies of scale, if any, for the benefit of investors; (5) comparisons of services and fees with contracts entered into by the Manager with respect to the Existing Funds; and (6) any other benefits anticipated to be derived by the Manager from its relationship with the Fund.

The Board did not identify any particular information that was most relevant to its consideration of the Management Agreement, and each Trustee may have afforded different weight to the various factors. Legal counsel to the Trustees who are not “interested persons” of the Fund or the Manager, as that term is defined in the Investment Company Act of 1940, as amended (“1940 Act”), (“Independent Trustees”) provided the Board with a memorandum regarding its responsibilities pertaining to the approval of investment advisory contracts, such as the Management Agreement. The memorandum explained the regulatory requirements surrounding the Trustees’ process for evaluating investment advisors and the terms of investment advisory contracts. Based on its evaluation, the Board unanimously concluded that the terms of the Management Agreement were fair and reasonable.

Nature, Extent and Quality of Services. The Board considered that it had reviewed the Management Agreement as it relates to the Existing Funds at its May 20, 2025 and June 4, 2025 meetings. At those meetings, the Board received detailed information regarding the Manager, including information with respect to the scope of services provided by the Manager to the Existing Funds, the financial condition of the Manager, including its parent company, and the background and experience of the Manager’s key investment personnel. The Board considered the Manager’s representation that the advisory, administrative and related services proposed to be provided to the Fund will be generally consistent with the services provided to the Existing Funds, as applicable. In addition, the Board considered the background and experience of key investment personnel who will have primary responsibility for the day-to-day oversight of the Fund. Based on the foregoing information, the Board concluded that the nature, extent and quality of the services to be provided by the Manager were appropriate for the Fund.

Investment Performance. The Board considered that the Fund is new and, therefore, had no historical performance for the Board to review with respect to the Manager. The Board considered information provided by

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Disclosure Regarding the Approval of Investment Advisory Agreement

the Manager regarding the performance of the registered investment company advised by the Subadviser that the Manager and the Subadviser were proposing be reorganized into the Fund (the “Predecessor Fund”), as compared to: the benchmark index of the Predecessor Fund, which was also the proposed benchmark index of the Fund; the Predecessor Fund’s Morningstar, Inc. (“Morningstar”) category; and a peer group of funds that the Manager believes will be direct competitors of the Fund (the “Select Peer Group”). The Board considered information provided by the Manager regarding the comparative performance of the Predecessor Fund for various periods ended July 31, 2025, including the reasons for certain periods of underperformance.

Costs of the Services Provided to the Fund and the Profits or Losses to Be Realized by the Manager from Its Relationship with the Fund. In analyzing the cost of services and profitability of the Manager, the Board considered the estimated revenues to be earned and the expenses to be incurred by the Manager with respect to the Fund.

The Board then considered the Manager’s representation that, at the Predecessor Fund’s current asset level, the Manager was projected to incur a pre-tax loss before and after distribution revenues and expenses from its first year of rendering services to the Fund, and the amount of this projected loss. In addition, the Board considered the Manager’s explanation regarding its cost allocation methodology in calculating these projections.

Comparisons of the Amounts to Be Paid to the Manager Under the Management Agreement and Other Funds in the Morningstar Category and Select Peer Group. In evaluating the Management Agreement, the Board reviewed the Manager’s proposed management fees. The Board considered a comparison of the management fee rate to be charged by the Manager under the Management Agreement versus the fee rates charged by the Manager to other single-subadviser funds in the Trust. The Board also considered that, for such time as Subadviser serves as the subadviser to the Fund, the Manager proposed to charge the Fund a lower fee rate, as set forth in the Management Agreement. The Board considered information provided by the Manager reflecting the contractual management fee rate proposed by the Manager for the Fund for such time as Subadviser serves as subadviser to the Fund, the total expense ratio, and net expense ratio as compared to the average and median advisory fee rate, total expense ratio, and net expense ratio paid by funds in the Predecessor Fund’s Select Peer Group. The Board also considered that the proposed combined contractual management fee rate proposed for the Fund is equal to the advisory fee rate of the Predecessor Fund.

The Board considered that the Manager had agreed to contractually limit the Fund’s total expenses (subject to certain standard exclusions) for at least two years from the closing date of the reorganization of the Predecessor Fund into the Fund, at competitive market levels. This information assisted the Board in concluding that the management fee rate appeared to be within a reasonable range for the services to be provided to the Fund, in light of all the factors considered.

Economies of Scale. The Board considered the Manager’s representation that the proposed management fee rates for the Fund reflect the possibility of future economies of scale for the benefit of the Fund’s shareholders.

Benefits to Be Derived from the Relationship with the Fund. The Board considered the Manager’s representations regarding potential incidental benefits that the Manager might realize from this proposed new relationship, including those relating to potential cross-selling opportunities, and that the Manager will benefit from the Fund’s investment of its cash sweep accounts in the American Beacon U.S. Government Money Market Select Fund, a series of the Select Trust. The Board also considered the Manager’s representation that the Fund will likely benefit from its relationship with the Manager by having a manager with competitive rates of return, a well-diversified and conservative investment approach and lower than average costs, and from potential cross-selling opportunities. Based on the foregoing information, the Board concluded that the potential benefits accruing to the Manager by virtue of its relationship with the Fund appear to be fair and reasonable.

Board’s Conclusion. Based on the various considerations described above, the Board, including a majority of Trustees who are not “interested persons” of the Fund or the Manager, as that term is defined in the 1940 Act: (1) concluded that the proposed management fee is fair and reasonable with respect to the Fund; (2) determined

3

Disclosure Regarding the Approval of Investment Advisory Agreement

that the Fund and its shareholders were expected to benefit from the Manager’s management of the Fund; and (3) approved the Management Agreement on behalf of the Fund.

Approval of the Subadvisory Agreement

Prior to the August 25, 2025 meeting, the Subadviser provided information to the Board in response to requests from the Board and/or the Manager in connection with the Board’s consideration of the Subadvisory Agreement. In addition, the Investment Committee of the Board met with representatives of the Subadviser. The Board also considered information that had been provided by the Subadviser to the Board at the June 4, 2025 Board meeting in connection with the Board’s approval of the current Subadvisory Agreement pursuant to which the Subadviser provides services to the American Beacon DoubleLine Floating Rate Income Fund (“Floating Rate Fund”), an existing series of the Trust.

Provided below is an overview of the primary factors the Board considered at its August 25, 2025 meeting at which the Board considered the approval of the Subadvisory Agreement. In determining whether to approve the Subadvisory Agreement, the Board considered, among other things, the following factors: (1) the nature, extent and quality of the services to be provided; (2) the investment performance of the Predecessor Fund; (3) the extent to which economies of scale, if any, have been taken into account in setting the fee schedule; (4) whether fee levels reflect these economies of scale, if any, for the benefit of investors; (5) comparisons of services and fees with contracts entered into by the Subadviser with other clients; and (6) any other benefits anticipated to be derived by the Subadviser from its relationship with the Fund.

The Board did not identify any particular information that was most relevant to its consideration of the Subadvisory Agreement, and each Trustee may have afforded different weight to the various factors. Legal counsel to the Independent Trustees provided the Board with a memorandum regarding its responsibilities pertaining to the approval of investment advisory contracts, such as the Subadvisory Agreement. The memorandum explained the regulatory requirements surrounding the Trustees’ process for evaluating investment advisors and the terms of investment advisory contracts. Based on its evaluation, the Board concluded that the terms of the Subadvisory Agreement were fair and reasonable.

Nature, Extent and Quality of the Services to Be Provided by the Subadviser. The Board considered that it had reviewed the Subadvisory Agreement as it relates to the Floating Rate Fund at its June 4, 2025 meeting. At that meeting, the Board received detailed information regarding the Subadviser’s principal business activities and overall capabilities to perform the services under the Subadvisory Agreement, as well as the Subadviser’s investment resources, infrastructure and the adequacy of its compliance program. In addition, the Board considered the background and experience of the personnel who would be assigned responsibility for managing the Fund. The Board considered the Subadviser’s representation that its current staffing levels were appropriate to service the Fund. The Board also took into consideration the Manager’s recommendation of the Subadviser. Based on this information, the Board concluded that the nature, extent and quality of the subadvisory services to be provided by the Subadviser were appropriate for the Fund considering its investment objective and, thus, supported a decision to approve the Subadvisory Agreement.

Performance of the Subadviser. The Board considered the information provided by the Subadviser regarding the performance of the Predecessor Fund; the benchmark index of the Predecessor Fund, which was also the proposed benchmark index of the Fund; and the Fund’s Morningstar category. The Board considered information provided by the Subadviser regarding the comparative performance of the Predecessor Fund for various periods ended June 30, 2025. Based on the foregoing information, the Board concluded that the historical investment performance record of the Subadviser supported approval of the Subadvisory Agreement.

Comparisons of the Amounts to Be Paid Under the Subadvisory Agreement with Those Under Contracts Between the Subadviser and Its Other Clients. In evaluating the Subadvisory Agreement, the Board reviewed the proposed subadvisory fee rate under the Subadvisory Agreement for services to be performed by the Subadviser on

4

Disclosure Regarding the Approval of Investment Advisory Agreement

behalf of the Fund. The Board considered that this fee rate would be paid to the Subadviser by the Fund. Additionally, the Board considered the Subadviser’s representation that the proposed subadvisory fee rate is lower than that of the Predecessor Fund and the Subadviser’s standard fee schedule for accounts within the strategy of the Fund. After evaluating this information, the Board concluded that the Subadviser’s subadvisory fee rate under the Subadvisory Agreement was reasonable considering the services to be provided to the Fund.

Costs of the Services to Be Provided and Profits to Be Realized by the Subadviser and Its Affiliates from Its Relationship with the Fund. The Board did not consider the costs of the services to be provided and any profits to be realized by the Subadviser from its relationship with the Fund, noting instead the arm’s-length nature of the relationship between the Manager and the Subadviser with respect to the negotiation of the advisory fee rate on behalf of the Fund.

Economies of Scale. The Board considered the Subadviser’s representation that it believes that the proposed subadvisory fee rate for the Fund was reasonably designed to reflect and share with shareholders achievable economies of scale in connection with the services that it proposes to provide to the Fund.

Benefits to Be Derived by the Subadviser from Its Relationship with the Fund. The Board considered the Subadviser’s representation that there are indirect benefits that may accrue to it or its affiliates because of Subadviser’s proposed relationship with the Fund, such as beneficial publicity from the relationship. Based on the foregoing information, the Board concluded that the potential benefits accruing to the Subadviser by virtue of its relationship with the Fund appear to be fair and reasonable.

Board’s Conclusion. Based on the various considerations described above, the Board, including a majority of Trustees who are not “interested persons” of the Fund, the Manager or the Subadviser, as that term is defined in the 1940 Act, concluded that the proposed investment advisory fee rate is fair and reasonable and approved the Subadvisory Agreement.

5

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

The registrant has made no material changes to the procedures by which shareholders may recommend nominees to the Trust’s Board of Trustees.

Item 16. Controls and Procedures

(a) The registrant’s principal executive officer and principal financial officer have reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing of this report as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based upon their review, such officers have concluded that the registrant’s disclosure controls and procedures are effective in ensuring that information required to be disclosed in the report is appropriately recorded, processed, summarized and reported and made know to them by others within the registrant and by the registrant’s service provider.

(b) The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not Applicable.

Item 19. Exhibits

(a)(1) Filed herewith as EX-99.CODE ETH.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as EX-99.CERT.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) The certifications of each principal executive officer and principal financial officer pursuant to Rule 30a-2(b) under the Investment Company Act of 1940, as amended, (17 CFR 270.30a-2(b), Rule 13a-14(b) or Rule 15d-14(b)) are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): American Beacon Funds

By	/s/ Gregory J. Stumm

Gregory J. Stumm
Principal Executive Officer
American Beacon Funds
Date: June 8, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Gregory J. Stumm

Gregory J. Stumm
Principal Executive Officer
American Beacon Funds
Date: June 8, 2026

By	/s/ Aaron Cooper

Aaron Cooper
Principal Financial Officer
American Beacon Funds
Date: June 8, 2026